UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA EXTENDED MARKET INDEX FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2006

[LOGO OF USAA]
   USAA(R)

               USAA EXTENDED MARKET
                      INDEX Fund

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JUNE 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   USAA EXTENDED MARKET INDEX FUND:

      Financial Statements                                                   11

      Financial Highlights                                                   14

      Notes to Financial Statements                                          15

EXPENSE EXAMPLE                                                              20

ADVISORY AGREEMENTS                                                          22

MASTER EXTENDED MARKET INDEX SERIES:

      Schedule of Investments                                                29

      Financial Statements                                                   76

      Financial Highlights                                                   79

      Notes to Financial Statements                                          80

ADVISORY AGREEMENTS                                                          87

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                    . . . DURING THIS PERIOD OF UNCERTAINTY
[PHOTO OF CHRISTOPHER W. CLAUS]       AND MARKET VOLATILITY, INVESTORS MAY
                                    FIND IT DIFFICULT TO BE PATIENT AND LET
                                           THEIR INVESTMENT PLAN WORK.

                                                       "

                                                                       June 2006
--------------------------------------------------------------------------------

         As I write these words in mid-June,  investors have witnessed a healthy
         - but uncomfortable - correction in the world's financial markets. Corrections, even of this magnitude, are normal. In fact, the recent downturn was in line with those of the past. Still, they are not pleasant to experience.

         This time, the principal cause seems to be uncertainty - mainly about interest rates. Banks around the world, along with the Federal Reserve Board (the Fed), have been raising short-term interest rates primarily to contain inflation. The Fed has increased rates 17 times since June 2004, sending them back up to levels not seen since 2001.

         Higher interest rates mean that the recent period of "easy money" is over. For the last few years, companies all over the world have enjoyed clear sailing. Money was cheap to borrow, so it was relatively painless to obtain capital for new initiatives and infrastructure improvements. Accordingly, global stock prices climbed, and the emerging and commodities markets saw strong returns.

         However, as interest rates rose, investors recognized that many companies would face headwinds in the months ahead. World financial markets declined, and some observers began to worry about the Fed's continued rate increases. In the past, the Fed - erring on the side of caution and to combat inflation - has been accused of going TOO far, choking off economic growth and causing a recession.

         Right now, I believe that the U.S. economy is on fairly sound footing. The quality of corporate earnings has been excellent, and corporate balance sheets remain healthy. Nonetheless, we ARE nearing an inflection point. On one hand, the Fed may overshoot the mark.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         On the other, it could successfully control inflation and allow economic growth to continue.

         Once the uncertainty ends, stocks have the potential to do well. In the interim, stocks could retest their lows before regaining or exceeding their previous highs. But should investors believe that the Fed has raised rates too much, equity market performance may suffer.

         As always, index investors can expect their returns to mirror the performance of the underlying benchmark. However, during this period of uncertainty and market volatility, investors may find it difficult to be patient and let their investment plan work. Nonetheless, although indexing remains an excellent core strategy, it is not necessarily the only one.

         At USAA Investment Management Company, we offer a range of investment options. You can make the most of these opportunities by combining our index and actively managed funds and using dollar-cost averaging to maximize the amount of money you put to work. Please give us a call if you would like to review your investment plan.

         From all of us here at USAA, thank you for your business. It is a privilege to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Index products incur fees and expenses and may not always be invested in all securities of the index the fund attempts to mirror. It is not possible to invest directly in an index.

         Systematic investment plans do not assure a profit or protect against loss in declining markets. Dollar-cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low price levels.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

         For the six months ended June 30, 2006, the USAA Extended Market Index Fund met its objective of closely tracking the return of its benchmark, the Dow Jones Wilshire 4500 Completion Index (Full Cap). For the semiannual period ended June 30, 2006, the index returned 5.51%, while the USAA Extended Market Index Fund returned 5.29%.

PERFORMANCE ANALYSIS

         In the first quarter, the U.S. economy marched forward at a 5.6% annualized rate, the best growth rate since the third quarter of 2003 (7.2%). Following solid returns in January, equity markets cooled in February. Consumer spending slowed to the weakest pace in six months, and incomes grew at the slowest rate since November 2005. Nonetheless, an improvement in the trade deficit in February was a positive indicator of an ongoing economic recovery during the first quarter. In March, consumer confidence edged higher, spurred by rising wages and a jobless rate near a four-year low. However, retail sales experienced the slowest growth in more than a year in March, as cold weather and higher gasoline prices limited spending. Manufacturing growth also moderated in March as prices rose. New Federal Reserve Board (the Fed) Chairman Ben Bernanke picked up where predecessor Alan Greenspan left off in the Fed's campaign of boosting interest rates, pushing the main rate a quarter-point higher to 4.75% in March, the highest level since April 2001.

         In the second quarter, economic activity cooled, leading to consensus estimates for gross domestic product (GDP) growth near to the long-run trend of 3%. Reduced personal consumption and an end

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         THE DOW JONES WILSHIRE 4500 COMPLETION INDEX IS A MARKET-CAPITALIZATION-WEIGHTED INDEX OF U.S. EQUITY SECURITIES. THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) INCLUDES ALL THE STOCKS IN THE DOW JONES WILSHIRE 5000 EXCEPT FOR STOCKS INCLUDED IN THE S&P 500 INDEX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         of the nation's five-year housing boom were largely responsible for the slowdown in economic growth. However, the corporate sector remained robust.

         The second quarter was a difficult period for investors, since most equity markets posted losses. As was the case in the first quarter, market volatility continued throughout the second quarter, but this time leaned in a negative direction. Profit taking and concerns over the medium-term strength of the economy weighed on stock prices. Moreover, equity markets came under pressure from the intensifying headwinds of higher interest rates, inflation on the upswing, a weakening in personal consumption and the housing market, record energy prices, and ongoing unease about the excessive levels of consumer debt, all of which had been present for some time. As widely expected, the Fed carried out its 17th consecutive 25-basis-point hike on June 29, boosting the short-term interest rate to 5.25%, the highest mark in more than five years.

         Turning to currency performance over the six-month period, the U.S. dollar lost 7.75% against the Euro, 7.18% against the British pound, and 3.15% against the Japanese yen. Exchange rates were largely driven by interest-rate decisions and expectations in the United States. Interest rates are expected to continue driving exchange rates as the Fed winds down its rate-hiking campaign.

         Going forward, we believe the portfolio is positioned to match the risk characteristics of its benchmark.

6

 F  U  N  D
===========---------------------------------------------------------------------
            RECOGNITION

USAA EXTENDED MARKET INDEX FUND

                         [LOGO OF LIPPER LEADER EXPENSE]

The Fund is listed as a Lipper Leader for Expense among 247 funds within the Lipper Mid-Cap Core Funds category for the overall period ending June 30, 2006.

LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JUNE 30, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 247 AND 203 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EXTENDED MARKET INDEX FUND (Ticker Symbol: USMIX)

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match,  before fees and expenses,  the  performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap).

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio or the Series), which is a separate fund advised by Fund Asset Management, L.P., with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones Wilshire 4500 Completion Index (Full Cap).

--------------------------------------------------------------------------------
                                           6/30/06                 12/31/05
--------------------------------------------------------------------------------
Net Assets                             $214.4 Million          $174.2 Million
Net Asset Value Per Share                 $12.74                  $12.10

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/06
--------------------------------------------------------------------------------

12/31/05 TO 6/30/06*           1 YEAR          5 YEARS          SINCE INCEPTION ON 10/27/00
        5.29%                  13.52%           8.75%                      5.60%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                      DOW JONES WILSHIRE
                      USAA EXTENDED MARKET          4500 COMPLETION INDEX
                           INDEX FUND                   (FULL CAP)
                      --------------------          ---------------------
10/31/00                   $10,000.00                    $10,000.00
11/30/00                     8,500.00                      8,297.00
12/31/00                     9,000.00                      8,822.20
01/31/01                     9,375.00                      9,302.13
02/28/01                     8,336.54                      8,171.92
03/31/01                     7,653.85                      7,421.74
04/30/01                     8,413.46                      8,206.96
05/31/01                     8,596.15                      8,401.46
06/30/01                     8,634.62                      8,469.51
07/31/01                     8,269.23                      8,075.68
08/31/01                     7,884.62                      7,683.20
09/30/01                     6,884.62                      6,695.14
10/31/01                     7,230.77                      7,045.97
11/30/01                     7,788.46                      7,593.44
12/31/01                     8,187.68                      8,000.45
01/31/02                     8,040.60                      7,849.24
02/28/02                     7,815.07                      7,627.11
03/31/02                     8,344.57                      8,144.22
04/30/02                     8,246.52                      8,064.41
05/31/02                     8,050.41                      7,886.19
06/30/02                     7,501.29                      7,346.77
07/31/02                     6,765.87                      6,631.93
08/31/02                     6,805.09                      6,670.40
09/30/02                     6,344.23                      6,220.81
10/31/02                     6,559.95                      6,424.85
11/30/02                     7,001.21                      6,865.60
12/31/02                     6,697.70                      6,576.56
01/31/03                     6,549.95                      6,434.50
02/28/03                     6,392.36                      6,271.07
03/31/03                     6,490.85                      6,363.88
04/30/03                     7,032.58                      6,893.99
05/31/03                     7,712.20                      7,548.92
06/30/03                     7,879.64                      7,728.58
07/31/03                     8,234.23                      8,089.51
08/31/03                     8,578.96                      8,428.46
09/30/03                     8,460.77                      8,323.95
10/31/03                     9,110.84                      8,958.23
11/30/03                     9,416.17                      9,267.29
12/31/03                     9,607.34                      9,460.05
01/31/04                     9,933.86                      9,798.72
02/29/04                    10,111.95                      9,970.20
03/31/04                    10,161.42                     10,012.07
04/30/04                     9,735.97                      9,609.59
05/31/04                     9,884.38                      9,755.65
06/30/04                    10,151.53                     10,010.28
07/31/04                     9,587.56                      9,452.70
08/31/04                     9,587.56                      9,456.48
09/30/04                     9,963.54                      9,842.31
10/31/04                    10,171.32                     10,063.76
11/30/04                    10,863.92                     10,748.10
12/31/04                    11,328.97                     11,216.71
01/31/05                    10,946.30                     10,848.81
02/28/05                    11,147.71                     11,045.17
03/31/05                    10,966.44                     10,849.67
04/30/05                    10,593.85                     10,482.95
05/31/05                    11,218.20                     11,104.59
06/30/05                    11,570.66                     11,462.16
07/31/05                    12,195.01                     12,092.58
08/31/05                    12,054.03                     11,949.88
09/30/05                    12,124.52                     12,023.97
10/31/05                    11,862.69                     11,765.46
11/30/05                    12,436.69                     12,316.08
12/31/05                    12,474.81                     12,369.04
01/31/06                    13,258.35                     13,147.05
02/28/06                    13,144.94                     13,027.41
03/31/06                    13,639.81                     13,514.64
04/30/06                    13,691.36                     13,578.16
05/31/06                    13,114.01                     13,029.60
06/30/06                    13,134.63                     13,050.45

                                   [END CHART]

         DATA FROM 10/31/00* THROUGH 6/30/06.

         *THE PERFORMANCE OF THE WILSHIRE 4500 INDEX IS CALCULATED FROM THE END OF THE MONTH OF OCTOBER 31, 2000, WHILE THE DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX IS OCTOBER 27, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones Wilshire 4500 Completion Index (Full Cap), which is a market-capitalization- weighted index of approximately 4,700 U.S. equity securities. It includes all the stocks in the Dow Jones Wilshire 5000 Composite Index (Full Cap) except for stocks included in the S&P 500 Index.

         DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) IS A SERVICE MARK OF DOW JONES & COMPANY, INC. AND WILSHIRE ASSOCIATES INCORPORATED. NEITHER DOW JONES NOR WILSHIRE HAS ANY RELATIONSHIP TO FUND ASSET MANAGEMENT, L.P. (FAM), OR USAA MUTUAL FUND, INC. OTHER THAN THE LICENSING AND SUBLICENSING OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUND. O DOW JONES AND WILSHIRE DO NOT SPONSOR, ENDORSE, SELL, OR PROMOTE THE FUND; RECOMMEND THAT ANY PERSON INVEST IN THE FUND OR ANY OTHER SECURITIES; HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT, OR PRICING OF THE FUND; HAVE ANY
         RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT, OR MARKETING OF THE FUND; CONSIDER THE NEEDS OF THE FUND OR THE OWNERS OF THE FUND IN DETERMINING, COMPOSING, OR CALCULATING THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) OR HAVE ANY OBLIGATION TO DO SO.

         NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY, NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT: THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNER OF THE FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP); THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ANY RELATED DATA; THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND/OR ITS RELATED DATA; NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL
         CAP) OR RELATED DATA; UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR. O THE LICENSING AGREEMENT BETWEEN FAM, DOW JONES, AND WILSHIRE AND THE SUBLISCENSING AGREEEMENT BETWEEN USAA MUTUAL FUND, INC. AND FAM, ARE SOLELY FOR THE BENEFIT OF THE PARTIES TO THESE AGREEMENTS AND NOT FOR THE BENEFIT OF THE OWNERS OF THE USAA EXTENDED MARKET INDEX FUND OR ANY OTHER THIRD PARTIES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------------
                       TOP 10 HOLDINGS*
                       (% of Net Assets)
-------------------------------------------------------------
Berkshire Hathaway, Inc. Class A                      2.9%

Genentech, Inc.                                       2.1%

Kraft Foods, Inc.                                     1.3%

Las Vegas Sands Corp.                                 0.7%

Accenture Ltd. Class A                                0.6%

Berkshire Hathaway, Inc. Class B                      0.5%

The DIRECTV Group, Inc.                               0.5%

Celgene Corp.                                         0.4%

Chicago Mercantile Exchange Holdings, Inc.            0.4%

EchoStar Communications Corp. Class A                 0.3%

-------------------------------------------------------------

-------------------------------------------------------------
                       TOP 10 INDUSTRIES*
                       (% of Net Assets)
-------------------------------------------------------------
Business Services                                     9.8%

Miscellaneous Finance                                 9.3%

Drugs & Medicine                                      8.4%

Real Property                                         5.7%

Electronics                                           5.0%

Banks                                                 4.4%

Insurance                                             4.0%

Energy & Raw Materials                                3.8%

Producer Goods                                        3.2%

Domestic Oil                                          3.1%

-------------------------------------------------------------

                 *PERCENTAGES  ARE OF  THE  NET  ASSETS OF THE  MASTER  EXTENDED
                  MARKET INDEX SERIES (THE SERIES), NOT OF THE NET ASSETS OF THE FUND.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE SERIES OWNS ON PAGES 29-75.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                        ASSET ALLOCATION*
                            6/30/2006

                         [PIE CHART OF ASSET ALLOCATION]

Business Services                                  9.8%
Miscellaneous Finance                              9.3%
Drugs & Medicine                                   8.4%
Real Property                                      5.7%
Electronics                                        5.0%
Banks                                              4.4%
Insurance                                          4.0%
Energy & Raw Materials                             3.8%
Producer Goods                                     3.2%
Domestic Oil                                       3.1%
Energy & Utilities                                 3.0%
Food & Agricultural                                2.6%
Media                                              2.5%
Retail                                             2.4%
Travel & Recreation                                2.4%
Telephone                                          2.0%
Other**                                           35.4%

                       [END CHART]

        *PERCENTAGES ARE OF THE NET  ASSETS OF THE MASTER  EXTENDED MARKET INDEX
         SERIES (THE SERIES), NOT OF THE NET ASSETS OF THE FUND.

        **INDUSTRIES  WITH  LESS  THAN  2.0%  OF  THE  SERIES'  NET  ASSETS  AND
          SHORT-TERM SECURITIES.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

ASSETS

   Investment in Master Extended Market Index Series, at fair value              $214,341,700
   Receivable for capital shares sold                                                 397,041
   Receivable due from USAA Investment Management
      Company (Note 4B)                                                                65,291
                                                                                 ------------
      Total assets                                                                214,804,032
                                                                                 ------------
LIABILITIES

   Payable for purchase in Master Extended Market Index Series                        349,087
   Payable for capital shares redeemed                                                 47,954
   Accrued transfer agency fees                                                         7,506
   Other accrued expenses and payables                                                 15,395
                                                                                 ------------
      Total liabilities                                                               419,942
                                                                                 ------------
         Net assets applicable to capital shares outstanding                     $214,384,090
                                                                                 ============
NET ASSETS CONSIST OF:

   Paid-in capital                                                               $174,361,833
   Accumulated undistributed net investment income                                  1,091,056
   Accumulated net realized gain from investments and
      futures transactions                                                          8,690,624
   Net unrealized appreciation on investments and futures contracts                30,240,577
                                                                                 ------------
         Net assets applicable to capital shares outstanding                     $214,384,090
                                                                                 ============
   Capital shares outstanding ($.01 par value per share,
      100,000,000 shares authorized)                                               16,827,610
                                                                                 ============
   Net asset value, redemption price, and offering price per share               $      12.74
                                                                                 ============

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

USAA EXTENDED MARKET INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME

   Allocated from Master Extended Market Index Series:
      Dividends (net of $624 foreign withholding tax)                       $   927,748
      Interest from affiliates                                                  598,522
      Securities lending - net                                                   67,075
                                                                            -----------
         Total income                                                         1,593,345
            Expenses                                                            (66,061)
                                                                            -----------
   Net allocated investment income                                            1,527,284
                                                                            -----------
FUND EXPENSES

   Administration and servicing fees                                            382,685
   Transfer agent's fees                                                        233,100
   Custody and accounting fees                                                    1,958
   Shareholder reporting fees                                                    19,463
   Postage                                                                       27,418
   Directors' fees                                                                3,570
   Registration fees                                                             21,331
   Professional fees                                                             21,348
   Other                                                                          2,975
                                                                            -----------
      Total Fund expenses before reimbursement                                  713,848
   Expenses paid indirectly                                                        (364)
   Expenses reimbursed                                                         (277,256)
                                                                            -----------
      Total Fund expenses after reimbursement                                   436,228
                                                                            -----------
NET INVESTMENT INCOME                                                         1,091,056
                                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES

   Net realized gain from investment transactions                             8,190,301
   Net realized loss from futures transactions                               (1,180,941)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts                                          827,725
                                                                            -----------
         Net allocated realized and unrealized gain on investments and
            futures contracts                                                 7,837,085
                                                                            -----------
   Increase in net assets from operations                                   $ 8,928,141
                                                                            ===========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2005

                                                                       6/30/2006       12/31/2005
                                                                    -----------------------------
FROM OPERATIONS

   Net investment income                                            $  1,091,056     $  1,211,764
   Net realized gain from investment and futures
      transactions                                                     7,009,360        6,277,776
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                               827,725        7,551,664
                                                                    -----------------------------
Net increase in net assets from operations                             8,928,141       15,041,204
                                                                    -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS

   Net investment income                                                       -       (1,212,996)
   Net realized gains                                                          -       (2,873,157)
                                                                    -----------------------------
      Distributions to shareholders                                            -       (4,086,153)
                                                                    -----------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                          57,572,089       70,508,149
   Reinvested dividends                                                        -        3,989,451
   Cost of shares redeemed                                           (26,315,613)     (32,423,480)
                                                                    -----------------------------
Net increase in net assets from capital share
   transactions                                                       31,256,476       42,074,120
                                                                    -----------------------------
Capital contribution from USAA Transfer
   Agency Company                                                              -              889
                                                                    -----------------------------
Net increase in net assets                                            40,184,617       53,030,060

NET ASSETS

   Beginning of period                                               174,199,473      121,169,413
                                                                    -----------------------------
   End of period                                                    $214,384,090     $174,199,473
                                                                    =============================
Accumulated undistributed net investment income:
   End of period                                                    $  1,091,056     $          -
                                                                    =============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                         4,489,542        6,164,834
   Shares issued for reinvested dividends                                      -          325,189
   Shares redeemed                                                    (2,063,250)      (2,858,322)
                                                                    -----------------------------
Increase in shares outstanding                                         2,426,292        3,631,701
                                                                    =============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                         SIX-MONTH
                                        PERIOD ENDED
                                          JUNE 30,                    YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------
                                            2006          2005         2004         2003         2002         2001
                                        --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period  $  12.10      $  11.25     $   9.71      $  6.80      $  8.35      $  9.36
                                        --------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                     .07           .08          .06          .06(a)       .04          .10
   Net realized and unrealized gain
      (loss) on investments and
      futures transactions                   .57          1.06         1.68         2.89(a)     (1.56)        (.95)
                                        --------------------------------------------------------------------------
Total from investment operations             .64          1.14         1.74         2.95(a)     (1.52)        (.85)
                                        --------------------------------------------------------------------------
Less distributions:
   From net investment income                  -          (.08)        (.14)        (.04)        (.03)        (.12)
   From realized capital gains                 -          (.21)        (.06)           -            -         (.04)
                                        --------------------------------------------------------------------------
Total distributions                            -          (.29)        (.20)        (.04)        (.03)        (.16)
                                        --------------------------------------------------------------------------
Net asset value at end of period        $  12.74      $  12.10     $  11.25      $  9.71      $  6.80      $  8.35
                                        ==========================================================================
Total return (%)*                           5.29         10.11        17.92        43.44       (18.20)       (9.03)

SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)       $214,384      $174,199     $121,169      $71,423      $25,303      $17,372
Ratios to average net assets:**
   Expenses, including expenses of the
      Master Extended Market
      Index Series (%)(b)                    .50(c,d)      .50(d)       .50(d)       .50          .50          .50
   Expenses before reimbursements,
      including expenses of the Master
      Extended Market Index Series (%)       .77(c,d)      .76(d)       .80(d)       .96         1.32         1.61
   Net investment income (%)                1.08(c)        .84          .70          .74          .73          .97
Portfolio turnover (%)***                  17.69         18.09        22.90        14.53        28.14        97.51

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended June 30, 2006, average net assets were
    $203,101,827.
*** Represents the portfolio turnover of the Master Extended Market Index
    Series.
(a) Calculated using average shares.
(b) Effective October 27, 2000, the Manager voluntarily agreed to limit the Fund's expenses to 0.50% of the Fund's average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. Effective August 1, 2006, the Fund was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full Cap) measures the performance of all small- and mid-cap stocks as measured by the Dow Jones Wilshire 5000 Composite Index (Full Cap) less the stocks in the S&P 500 Index.

         USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company advised by Fund Asset Management, L.P. (FAM) with a substantially similar investment objective. At June 30, 2006, the Fund's investment was 74.26% of the Series.

         The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

           A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the

16

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

              Series is discussed in Note 1A of the Series' financial statements included elsewhere in this report.

           B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six months ended June 30, 2006, these bank credits reduced the Fund's expenses by $364.

           E. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the six months ended June 30, 2006, the Fund paid CAPCO facility fees of $297, which represents 0.5% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six months ended June 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2006, in accordance with applicable tax law.

         Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the six months ended June 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $382,685.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six months ended June 30, 2006, the Fund reimbursed the Manager $7,849 for these legal and tax services.

              Out of the administration and servicing fees received from the Fund, the Manager pays FAM up to 0.10% for subadministration services provided on the Manager's behalf. For the six months ended June 30, 2006, the Manager incurred subadministration fees, paid or payable to FAM, of $38,255.

           B. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six months ended June 30, 2006, the Fund incurred reimbursable expenses of $277,256, of which $65,291 was receivable from the Manager.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six months ended June 30, 2006, the Fund incurred transfer agent's fees paid or payable to SAS, of $233,100.

           D. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           E. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by FAM. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

20

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administrative fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                   BEGINNING               ENDING              DURING PERIOD*
                                 ACCOUNT VALUE          ACCOUNT VALUE        JANUARY 1, 2006 -
                                JANUARY 1, 2006         JUNE 30, 2006          JUNE 30, 2006
                                --------------------------------------------------------------
Actual                             $1,000.00             $1,052.90               $2.55
Hypothetical
   (5% return before expenses)      1,000.00              1,022.32                2.51

        *Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 5.29% for the six-month period of January 1, 2006, through June 30, 2006.

22

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         At a meeting of the Board of Directors held on April 19, 2006, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Management Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Management Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things, (a) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (b) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (c) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Management Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Management
         Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and services provided by the Manager. At the meeting at which renewal of the Management Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement included certain information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Management Agreement. In approving the Management Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         The Directors took into account the fact that the Fund operates in a master-feeder structure through which the Fund invests all of its investable assets in the Extended Market Index Series (the "Master Fund"), a separate registered investment company advised by Fund Asset Management, L.P. (the "Adviser").

         NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services provided by the Manager under the Management Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. The Board noted that the Manager receives no investment advisory fee for serving as the investment adviser to the Fund so long as the Fund is operated in a master-feeder structure. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide

24

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         administrative services, stockholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Adviser to the Master Fund. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Master Fund's operations and of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Management Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to a group of investment companies chosen by the independent third party to be comparable to the Fund based upon

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads or with front-end loads), asset size, and expense components (the "expense group"). Among other data, the Board noted that the Fund's management fee rate - which reflects the advisory fee paid by the Master Fund to the Adviser as well as administrative services provided to the Fund by the Manager and its affiliates and the effects of any reimbursements - was below the median of its expense group. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group. The Board noted that the Manager does not receive an advisory fee from the Fund for the services that it provides under the
         Management Agreement. The Directors took into account that the management fee and total expenses reflected both the expenses of the Fund as well as those of the Master Fund and that the Master Fund's advisory fee was below the median of the Fund's expense group. The Directors also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board also took into account the various services provided to the Fund by the Manager and its affiliates. The Directors also noted the high level of correlation between the Fund and its corresponding index and the relatively low tracking error between the two, and noted that they review such information on a quarterly basis.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings detailed information about the Fund's and the Master Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail

26

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was lower than the average of its performance universe and exceeded the average of its Lipper index for the one-year period ended December 31, 2005, and exceeded the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board noted that the Manager does not receive an advisory fee from the Fund under the Management Agreement. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Directors noted that the Manager reimbursed the Fund for expenses. In reviewing the overall profitability of Fund to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Manager does not receive any advisory fees under the Management Agreement and that the management fee reflects the advisory fee paid at the Master Fund level to the Master Fund's Adviser. The Board determined that the current fee structure was reasonable. The Board also

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         considered the effects of the Fund's growth and size on the Fund's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (a) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement;
         (b) the Manager maintains an appropriate compliance program; (c) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (d) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and
         (e) the Manager's level of profitability from its relationship with the Fund is not unreasonable. Based on their conclusions, the Board determined that continuation of the Management Agreement would be in the interests of the Fund and its shareholders.

                            Semiannual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
COMMON STOCKS

  AEROSPACE - 0.7%
  2,400    ARGON ST, Inc.(a)                                       $     63,912
    200    Aerosonic Corp.(a)                                             1,490
  2,500    Armor Holdings, Inc.(a)                                      137,074
  3,000    Crane Co.                                                    124,800
  1,600    Cubic Corp.                                                   31,376
  1,733    DRS Technologies, Inc.                                        84,484
  1,500    EDO Corp.                                                     36,510
  1,500    ESCO Technologies, Inc.(a)                                    80,175
  1,200    EnPro Industries, Inc.(a)                                     40,320
  1,000    Esterline Technologies Corp.(a)                               41,590
  7,400    Garmin Ltd.(f)                                               780,255
  3,100    GenCorp, Inc.(a)(f)                                           49,693
  1,792    Heico Corp. Class A                                           42,506
  2,100    K&F Industries Holdings, Inc.(a)                              37,233
  2,700    KVH Industries, Inc.(a)                                       31,482
  2,900    Kaman Corp. Class A                                           52,780
    800    MTC Technologies, Inc.(a)                                     18,904
  1,300    Metrologic Instruments, Inc.(a)                               19,513
    700    SatCon Technology Corp.(a)                                     1,323
    500    Spacehab, Inc.(a)                                                575
  1,900    Teledyne Technologies, Inc.(a)                                62,244
     41    Timco Aviation Services, Inc.(a)                                 139
  3,800    Trimble Navigation Ltd.(a)                                   169,632
  2,100    Veeco Instruments, Inc.(a)                                    50,064
                                                                   ------------
                                                                      1,958,074
                                                                   ------------
  AIR TRANSPORT - 0.6%
  2,100    AAR Corp.(a)                                                  46,683
 14,600    AMR Corp.(a)                                                 371,132
  2,900    AirTran Holdings, Inc.(a)                                     43,094
  1,300    Alaska Air Group, Inc.(a)                                     51,246
  1,500    Atlas Air Worldwide Holdings, Inc.(a)                         73,560
  1,800    Aviall, Inc.(a)                                               85,536
  1,200    Aviation General, Inc.(a)                                          -
  6,070    Continental Airlines, Inc. Class B(a)                        180,886
  2,495    EGL, Inc.(a)                                                 125,249
  1,600    ExpressJet Holdings, Inc.(a)                                  11,056
  3,200    Frontier Airlines Holdings, Inc.(a)                           23,072
    700    Great Lakes Aviation Ltd.(a)                                     840
  7,302    Hawaiian Holdings, Inc.(a)                                    24,827
  4,975    JetBlue Airways Corp.(a)(f)                                   60,397
  1,700    LMI Aerospace, Inc.(a)                                        30,940
  1,400    MAIR Holdings, Inc.(a)                                         8,694
  2,000    Mesa Air Group, Inc.(a)                                       19,700
    800    Midwest Air Group, Inc.(a)(f)                                  4,040
    700    PHI, Inc.(a)                                                  23,240
  1,500    Pinnacle Airlines Corp.(a)                                    10,560
  1,100    Republic Airways Holdings, Inc.(a)                            18,722
  3,700    Skywest, Inc.                                                 91,760
  1,800    TransDigm Group, Inc.(a)                                      43,110
  6,830    UAL Corp.(a)(f)                                              211,867
  5,559    US Airways Group, Inc.(a)                                    280,952
    200    Vanguard Airlines, Inc.(a)                                         -
                                                                   ------------
                                                                      1,841,163
                                                                   ------------
  APPAREL - 0.8%
  1,650    Aeropostale, Inc.(a)                                          47,669
  3,400    Ashworth, Inc.(a)                                             30,600
  6,050    bebe Stores, Inc.                                             93,291
  1,800    Brown Shoe Co., Inc.                                          61,344
    700    The Buckle, Inc.                                              29,309
  2,600    CROCS, Inc.(a)(f)                                             65,390
    900    Cache, Inc.(a)                                                15,606
  1,300    Cherokee, Inc.                                                53,768
    400    Citi Trends, Inc.(a)                                          17,076
  2,400    Columbia Sportswear Co.(a)                                   108,623
  4,300    DHB Industries, Inc.(a)                                        8,256
    700    Deckers Outdoor Corp.(a)                                      26,992
    900    Dixie Group, Inc.(a)                                          11,961
    900    Escalade, Inc.                                                11,700
    600    Finlay Enterprises, Inc.(a)                                    5,100
  4,217    Fossil, Inc.(a)                                               75,948
  1,800    GSI Commerce, Inc.(a)                                         24,354
  2,300    Guess?, Inc.(a)                                               96,025
    600    Hampshire Group Ltd.(a)                                       10,200
  2,100    Hartmarx Corp.(a)                                             12,600
  3,300    Iconix Brand Group, Inc.(a)                                   53,922
  2,300    Innovo Group, Inc.(a)                                          1,886
  1,956    Jos. A. Bank Clothiers, Inc.(a)                               46,866

30

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,600    Kellwood Co.                                            $     46,832
  1,100    Kenneth Cole Productions, Inc. Class A                        24,563
  3,200    K-Swiss, Inc. Class A                                         85,440
    500    Lacrosse Footwear, Inc.(a)                                     6,015
  1,300    Maidenform Brands, Inc.(a)                                    16,029
    800    Mossimo, Inc.(a)                                               6,280
    900    Mothers Work, Inc.(a)                                         31,545
  2,000    New York & Co.(a)                                             19,540
  1,200    Oxford Industries, Inc.                                       47,292
  1,100    Perry Ellis International, Inc.(a)                            27,841
  2,400    Phillips-Van Heusen Corp.                                     91,584
  1,000    Phoenix Footwear Group, Inc.(a)                                5,970
  5,300    Polo Ralph Lauren Corp.                                      290,969
  1,400    Quaker Fabric Corp.(a)                                         1,904
  7,100    Quiksilver, Inc.(a)                                           86,478
  1,000    Rocky Brands, Inc.(a)                                         21,250
  2,400    Russell Corp.                                                 43,584
  2,700    Skechers U.S.A., Inc. Class A(a)                              65,097
  1,600    Stage Stores, Inc.                                            52,800
  2,000    Steven Madden Ltd.                                            59,240
  2,400    Stride Rite Corp.                                             31,656
  1,500    Superior Uniform Group, Inc.                                  19,650
    200    Tandy Brands Accessories, Inc.                                 2,072
  2,400    Timberland Co. Class A(a)                                     62,640
  1,400    True Religion Apparel, Inc.(a)(f)                             24,780
  3,700    Under Armour, Inc. Class A(a)                                157,694
  3,200    Unifi, Inc.(a)                                                 9,280
  1,400    Volcom Inc.(a)                                                44,786
  4,000    The Warnaco Group, Inc.(a)                                    74,720
    300    Weyco Group, Inc.                                              6,966
  3,600    Wolverine World Wide, Inc.                                    83,988
                                                                   ------------
                                                                      2,456,971
                                                                   ------------
  BANKS - 4.4%
    800    Alabama National Bancorp.                                     54,520
    200    Ameriana Bancorp                                               2,628
    400    American National Bankshares, Inc.                             9,252
    700    AmericanWest Bancorp                                          15,855
    720    Ameris Bancorp                                                16,661
    700    Ames National Corp.                                           15,316
    444    Arrow Financial Corp.                                         12,179
  6,859    Associated Banc-Corp.                                        216,264
  1,200    BCSB Bankcorp, Inc.                                           14,400
  1,000    BWC Financial Corp.                                           44,380
  1,000    Bancfirst Corp.                                               44,750
    400    The Bancorp, Inc.(a)                                          10,004
  5,500    Bancorpsouth, Inc.                                           149,875
  6,100    Bank Mutual Corp.                                             74,542
    625    Bank of Granite Corp.                                         13,019
  2,900    Bank of Hawaii Corp.                                         143,840
  3,800    BankAtlantic Bancorp, Inc. Class A                            56,392
  1,000    BankFinancial Corp.                                           17,300
    200    Bar Harbor Bankshares                                          5,790
    300    Berkshire Bancorp, Inc.                                        4,900
  3,100    Boston Private Financial Holdings, Inc.                       86,490
  3,499    Brookline Bancorp, Inc.                                       48,181
    500    Bryn Mawr Bank Corp.                                          11,080
  2,800    CFS Bancorp, Inc.                                             41,552
    300    Camden National Corp.                                         11,970
  1,100    Capital Bank Corp.                                            17,875
    625    Capital City Bank Group, Inc.                                 18,875
    400    Capital Crossing Bank(a)                                       9,840
    420    Capitol Bancorp Ltd.                                          16,359
  4,840    Capitol Federal Financial                                    165,963
  1,400    Cardinal Financial Corp.                                      16,268
    210    Carrollton Bancorp                                             3,728
  1,000    Cascade Bancorp                                               28,330
  2,600    Centennial Bank Holdings, Inc.(a)                             26,884
  3,046    Center Bancorp, Inc.                                          44,106
    900    Center Financial Corp.                                        21,276
  1,300    Century Bancorp, Inc. Class A                                 31,850
  1,113    Chemical Financial Corp.                                      34,058
  2,333    Chittenden Corp.                                              60,308
    600    Citizens & Northern Corp.                                     14,172
  3,300    Citizens Banking Corp.                                        80,553
  2,428    Citizens South Banking Corp.                                  30,836
  1,500    City Holding Co.                                              54,210
  2,800    City National Corp.                                          182,252
    300    CityBank                                                      14,031

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
    980    Clifton Savings Bancorp, Inc.                           $     10,613
  1,250    CoBiz, Inc.                                                   28,150
  6,855    The Colonial BancGroup, Inc.                                 176,036
    500    Colony Bankcorp, Inc.                                         11,170
  1,530    Columbia Banking System, Inc.                                 57,191
    100    Comm Bancorp, Inc.                                             4,300
  4,704    Commerce Bancshares, Inc.                                    235,434
    456    Commercial Bankshares, Inc.                                   16,863
    100    Commercial National Financial Corp.                            1,927
    400    Community Bancorp(a)                                          12,432
  1,000    Community Bancorp Inc.                                        42,310
  1,600    Community Bank System, Inc.                                   32,272
  1,205    Community Banks, Inc.                                         31,330
    880    Community Trust Bancorp, Inc.                                 30,738
  4,600    Corus Bankshares, Inc.                                       120,428
  3,140    Cullen/Frost Bankers, Inc.                                   179,922
  6,350    Doral Financial Corp.                                         40,704
  4,290    East-West Bancorp, Inc.                                      162,634
  1,400    EuroBancshares, Inc.(a)                                       13,538
    250    Exchange National Bancshares, Inc.                             7,400
    300    FNB Corp., North Carolina                                      5,460
  2,985    FNB Corp., Pennsylvania                                       47,073
    300    FNB Corp., Virginia                                           11,100
  1,406    FNB Financial Services Corp.                                  21,315
    300    Farmers Capital Bank Corp.                                     9,609
    800    Financial Institutions, Inc.                                  16,688
    600    First BanCorp, North Carolina                                 12,600
  4,800    First BanCorp, Puerto Rico                                    44,640
    750    First Busey Corp.                                             15,353
  1,900    First Cash Financial Services, Inc.(a)                        37,525
  3,000    First Charter Corp.                                           73,590
    700    First Citizens BancShares, Inc. Class A                      140,349
  4,100    First Commonwealth Financial Corp.                            52,070
  1,200    First Federal Bancshares of Arkansas, Inc.                    26,712
  2,410    First Financial Bancorp                                       35,933
    466    First Financial Bankshares, Inc.                              17,028
    297    First Financial Service Corp.                                  9,059
    600    First M&F Corp.                                               11,854
    815    First Merchants Corp.                                         19,813
  2,775    First Midwest Bancorp, Inc.                                  102,897
  1,210    First Mutual Bancshares, Inc.                                 31,521
  4,106    First Niagara Financial Group, Inc.                           57,566
    450    First Oak Brook Bancshares, Inc.                              16,650
    200    The First of Long Island Corp.                                 8,400
    200    First Regional Bancorp(a)                                     17,600
  2,300    First Republic Bank                                          105,340
    600    First South Bancorp, Inc.(f)                                  20,538
  2,300    First State Bancorp.                                          54,694
  1,084    FirstBank NW Corp.                                            28,466
  2,600    FirstMerit Corp.                                              54,444
    500    Flag Financial Corp.                                           9,725
  2,900    Franklin Bank Corp.(a)                                        58,551
  1,200    Frontier Financial Corp.                                      40,788
 12,111    Fulton Financial Corp.                                       192,806
    661    German American Bancorp, Inc.                                  8,567
    600    Great Southern Bancorp, Inc.                                  18,318
  2,664    Greater Bay Bancorp                                           76,590
    445    Greater Community Bancorp                                      6,964
  1,600    Hancock Holding Co.                                           89,600
  2,856    Hanmi Financial Corp.                                         55,521
  1,400    Harbor Florida Bancshares, Inc.                               51,996
  1,618    Harleysville National Corp.                                   34,318
    700    Heritage Commerce Corp.                                       17,353
  1,200    Home Federal Bancorp                                          33,600
    500    Horizon Financial Corp.                                       13,715
 38,494    Hudson City Bancorp, Inc.                                    513,124
    107    Huntington Bancshares, Inc.                                    2,523
    800    Independent Bank Corp.                                        25,976
  1,000    Integra Bank Corp.                                            21,750
    975    Interchange Financial Services Corp.                          21,938
  2,175    Internet Capital Group, Inc.(a)                               19,575
  1,200    Intervest Bancshares Corp.(a)                                 48,600
  1,500    Irwin Financial Corp.                                         29,085
  2,500    Jefferson Bancshares, Inc.                                    32,250
  4,500    Kearny Financial Corp.                                        66,600

32

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
    500    LSB Bancshares, Inc.                                    $      8,640
    500    Lakeland Financial Corp.                                      12,145
    250    MASSBANK Corp.                                                 8,188
    750    Macatawa Bank Corp.                                           17,543
    763    MainSource Financial Group, Inc.                              13,299
  1,115    Mercantile Bank Corp.                                         44,433
  6,349    Mercantile Bankshares Corp.                                  226,469
    350    Merchants Bancshares, Inc.                                     8,453
  1,400    Mid-State Bancshares                                          39,200
  1,000    Midwest Banc Holdings, Inc.                                   22,250
  1,460    NBT Bancorp, Inc.                                             33,916
  3,200    Nara Bancorp, Inc.                                            60,000
  1,683    National Penn Bancshares, Inc.                                33,424
  7,100    Netbank, Inc.                                                 47,073
  5,400    NewAlliance Bancshares, Inc.                                  77,274
  1,000    NewMil Bancorp, Inc.                                          40,140
  2,200    North Valley Bancorp                                          38,258
    300    Northern States Financial Corp.                                5,730
    157    Norwood Financial Corp.                                        4,939
    700    OceanFirst Financial Corp.                                    15,554
    875    Ohio Valley Banc Corp.                                        22,006
  4,332    Old National Bancorp                                          86,510
  1,800    Old Second Bancorp, Inc.                                      55,800
    546    Omega Financial Corp.                                         17,095
  1,394    Oriental Financial Group                                      17,787
  2,060    PFF Bancorp, Inc.                                             68,310
  1,000    Pamrapo Bancorp, Inc.                                         19,850
    830    Park National Corp.                                           82,012
    300    Parkvale Financial Corp.                                       8,775
    563    Peapack Gladstone Financial Corp.                             14,576
    800    Pennfed Financial Services, Inc.                              14,920
    400    Pennsylvania Commerce Bancorp, Inc.(a)                        12,800
    200    Peoples Bancorp                                                4,140
    595    Peoples Bancorp, Inc.                                         17,755
    242    Peoples Bancorp of North Carolina, Inc.                        6,343
  1,120    Peoples Banctrust Co., Inc.                                   25,738
  9,013    People's Bank                                                296,076
  1,200    Peoples Financial Corp.                                       26,076
    380    Pinnacle Financial Partners, Inc.(a)                          11,563
  2,800    Placer Sierra Bancshares                                      64,932
 19,539    Popular, Inc.                                                375,149
  1,000    Preferred Bank                                                53,610
  1,300    PrivateBancorp, Inc.                                          53,833
  1,600    Prosperity Bancshares, Inc.                                   52,624
  2,756    Provident Bankshares Corp.                                   100,291
  2,503    Provident New York Bancorp                                    33,090
  3,100    Prudential Bancorp, Inc. of Pennsylvania                      40,610
  7,273    Republic Bancorp, Inc.                                        90,112
  1,284    Republic Bancorp, Inc. Class A                                26,450
  2,860    Republic First Bancorp, Inc.(a)                               39,039
  1,300    Rockville Financial, Inc.(a)                                  19,136
    748    Royal Bancshares of Pennsylvania Class A                      18,161
  1,500    S&T Bancorp, Inc.                                             49,845
  6,000    S1 Corp.(a)                                                   28,800
  1,575    SVB Financial Group(a)                                        71,600
    210    SY Bancorp, Inc.                                               5,771
    750    Sandy Spring Bancorp, Inc.                                    27,045
    151    Savannah Bancorp, Inc.                                         5,720
    970    Seacoast Banking Corp. of Florida                             25,831
    450    Shore Bancshares, Inc.                                        12,425
  1,700    Signature Bank(a)                                             55,046
    500    Simmons First National Corp. Class A                          14,505
  6,504    Sky Financial Group, Inc.                                    153,558
  6,055    The South Financial Group, Inc.                              159,913
    500    Southside Bancshares, Inc.                                    11,160
  2,000    Southwest Bancorp, Inc.                                       51,000
    132    Southwest Georgia Financial Corp.                              2,673
    725    State Bancorp, Inc.                                           12,514
  2,705    Sterling Bancorp                                              52,748
  4,350    Sterling Bancshares, Inc.                                     81,563
    700    Suffolk Bancorp                                               22,925
    700    Summit Bancshares, Inc.                                       14,847
    500    Summit Financial Group, Inc.                                  11,970
  1,188    Sun Bancorp, Inc.(a)                                          19,293
  1,000    Superior Bancorp(a)                                           11,000
  2,972    Susquehanna Bancshares, Inc.                                  71,031
  7,590    TCF Financial Corp.                                          200,756

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
 16,614    TD Banknorth, Inc.                                      $    489,282
  1,500    Texas Capital Bancshares, Inc.(a)                             34,950
  2,897    Texas Regional Bancshares, Inc. Class A                      109,854
  1,400    Texas United Bancshares, Inc.                                 39,410
    632    Tompkins Trustco, Inc.                                        27,176
    900    Trico Bancshares                                              24,642
  5,260    TrustCo Bank Corp. NY                                         57,965
  3,400    Trustmark Corp.                                              105,298
  5,850    UCBH Holdings, Inc.                                           96,759
  2,620    UMB Financial Corp.                                           87,351
  1,183    USB Holding Co., Inc.                                         26,618
  4,536    Umpqua Holdings Corp.                                        116,348
    500    Union Bankshares Corp.                                        21,570
 10,100    UnionBanCal Corp.                                            652,359
    306    United Bancorp, Inc.                                           3,351
  3,400    United Bankshares, Inc.                                      124,542
  1,632    United Community Financial Corp.                              19,584
  1,200    Vail Banks, Inc.                                              20,016
  8,202    Valley National Bancorp                                      210,873
    600    Vineyard National Bancorp                                     16,140
  2,546    Virginia Commerce Bancorp(a)                                  60,849
    300    Virginia Financial Group, Inc.                                12,666
    900    WSFS Financial Corp.                                          55,305
    800    Washington Trust Bancorp, Inc.                                22,176
  1,300    WesBanco, Inc.                                                40,287
    800    West Coast Bancorp                                            23,576
  1,700    Westamerica Bancorp.                                          83,249
  1,300    Western Alliance Bancorp(a)                                   45,214
  3,725    Whitney Holding Corp.                                        131,753
  3,700    Wilmington Trust Corp.                                       156,066
  2,300    Wilshire Bancorp, Inc.                                        41,446
  1,850    Wintrust Financial Corp.                                      94,073
    800    Yardville National Bancorp                                    28,584
                                                                   ------------
                                                                     12,588,994
                                                                   ------------
  BUSINESS MACHINES - 1.2%
 12,590    3Com Corp.(a)                                                 64,461
    600    3D Systems Corp.(a)                                           12,054
  3,700    ActivIdentity Corp.(a)                                        16,872
  7,700    Adaptec, Inc.(a)                                              33,418
  5,200    Advanced Digital Information Corp.(a)                         61,204
    400    American Railcar Industries, Inc.                             13,244
  5,000    American Software Class A                                     33,600
  1,400    Analogic Corp.                                                65,254
    900    Applied Films Corp.(a)                                        25,641
  2,400    Arbitron, Inc.                                                91,992
  1,915    Avici Systems, Inc.(a)                                        11,069
  2,500    Avocent Corp.(a)                                              65,625
 26,840    BEA Systems, Inc.(a)                                         351,335
  1,800    Black Box Corp.                                               68,994
  4,800    Borland Software Corp.(a)                                     25,344
    600    California First National Bancorp                              8,520
  1,750    Charles & Colvard Ltd.                                        18,428
    700    Communication Intelligence(a)                                    273
  1,900    Computer Horizons Corp.(a)                                     8,968
  3,900    Concurrent Computer Corp.(a)                                  10,179
  2,100    Convera Corp.(a)                                              14,112
  3,175    Cray, Inc.(a)                                                 31,591
  3,700    Diebold, Inc.                                                150,294
    900    Digi International, Inc.(a)                                   11,277
  3,600    Digital Lightwave, Inc.(a)(f)                                  1,026
  2,300    Emageon, Inc.(a)                                              33,557
     30    Exabyte Corp.(a)                                                   4
  3,751    Fair Isaac Corp.                                             136,199
  3,500    Flow International Corp.(a)                                   49,245
  7,900    Foundry Networks, Inc.(a)                                     84,214
  2,900    Hanger Orthopedic Group, Inc.(a)                              24,244
  3,100    Hypercom Corp.(a)                                             28,985
  8,000    IKON Office Solutions, Inc.                                  100,800
  4,500    Immersion Corp.(a)                                            26,370
  4,800    Input/Output, Inc.(a)                                         45,360
  8,970    Integrated Device Technology, Inc.(a)                        127,194
  2,316    Intergraph Corp.(a)                                           72,931
  2,200    InterVoice, Inc.(a)                                           15,664
  3,060    Iomega Corp.(a)                                                8,415
  1,400    iRobot Corp.(a)                                               34,832
  6,000    LTX Corp.(a)                                                  42,060
  2,100    Lantronix, Inc.(a)                                             4,494
  2,000    MIPS Technologies, Inc.(a)                                    12,140
    200    MTI Technology Corp.(a)                                          232

34

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  9,410    McData Corp.(a)                                         $     38,393
 10,049    Microchip Technology, Inc.                                   337,143
  2,500    Micros Systems, Inc.(a)                                      109,200
  6,200    Napster Inc.(a)                                               19,096
  7,500    Network Engines, Inc.(a)                                      14,175
  1,500    Omnicell, Inc.(a)                                             20,730
  1,000    PAR Technology Corp.(a)                                       12,770
  3,826    Palm, Inc.(a)(f)                                              61,599
  3,385    Premiere Global Services, Inc.(a)                             25,557
  1,600    Rackable Systems, Inc.(a)                                     63,184
    700    Rimage Corp.(a)                                               14,294
  7,043    Salesforce.com, Inc.(a)                                      187,765
  1,200    Scansource, Inc.(a)                                           35,184
    300    Scientific Technologies, Inc.(a)                               3,120
  1,200    Sigma Designs, Inc.(a)                                        11,316
  2,600    Spatialight, Inc.(a)                                           5,980
    445    SumTotal Systems, Inc.(a)                                      2,790
  2,955    Sybase, Inc.(a)                                               57,327
  1,800    Tech Data Corp.(a)                                            68,958
 12,200    Total System Services, Inc.                                  234,850
    940    Transact Technologies, Inc.(a)                                 9,682
  4,700    VeriFone Holdings, Inc.(a)                                   143,256
  2,075    Vitria Technology, Inc.(a)                                     5,893
  3,250    Web.com, Inc.(a)                                              19,403
  3,100    White Electronic Designs Corp.(a)                             15,748
                                                                   ------------
                                                                      3,559,128
                                                                   ------------
  BUSINESS SERVICES - 9.8%
  3,500    @Road Inc.(a)                                                 19,320
  2,840    24/7 Real Media, Inc.(a)                                      24,935
  1,000    4Kids Entertainment, Inc.(a)                                  16,210
  2,900    ABM Industries, Inc.                                          49,590
  3,400    AMICAS, Inc.(a)                                               10,982
  1,920    AMN Healthcare Services, Inc.(a)                              38,976
 11,100    Aastrom Biosciences, Inc.(a)(f)                               12,543
 58,600    Accenture Ltd. Class A                                     1,659,551
  3,700    Actuate Corp.(a)                                              14,948
     40    Adept Technology, Inc.(a)                                        568
  4,590    Adesa, Inc.                                                  102,082
  1,800    Administaff, Inc.                                             64,458
  1,900    Advent Software, Inc.(a)                                      68,533
  1,000    The Advisory Board Co.(a)                                     48,090
  1,800    Advo, Inc.                                                    44,298
  7,800    Aether Holdings, Inc.(a)                                      42,900
  2,060    Affymetrix, Inc.(a)                                           52,736
  3,300    Agile Software Corp.(a)                                       20,922
 10,800    Akamai Technologies, Inc.(a)                                 390,851
  1,800    Aksys Ltd.(f)                                                  1,818
  2,300    Alderwoods Group, Inc.(a)                                     44,758
  3,400    Alfacell Corp.(a)                                              9,282
  3,900    Alliance Data Systems Corp.(a)                               229,398
  1,000    The Allied Defense Group, Inc.(a)                             21,990
  3,100    Allied Healthcare International, Inc.(a)                       8,308
    700    Alnylam Pharmaceuticals, Inc.(a)                              10,556
  2,500    Alteon, Inc.(a)                                                  425
  2,900    Altiris, Inc.(a)                                              52,316
    600    Ambassadors International, Inc.                               13,950
  1,060    American Ecology Corp.                                        28,090
     48    American Independence Corp.(a)                                   590
  2,100    American Reprographics Co.(a)                                 76,125
  1,400    American Superconductor Corp.(a)(f)                           12,362
    200    Analysts International Corp.(a)                                  400
    700    Angelica Corp.                                                12,278
  1,000    Ansoft Corp.(a)                                               20,480
  2,600    answerthink, Inc.(a)                                          10,478
  2,600    Ansys, Inc.(a)                                               124,332
  4,445    aQuantive, Inc.(a)                                           112,592
 11,990    Aramark Corp.                                                396,988
  4,700    Arbinet-Thexchange Inc.(a)                                    26,367
  4,154    Ariba, Inc.(a)                                                34,187
  6,271    Art Technology Group, Inc.(a)                                 18,688
     12    Artemis International Solutions Corp.(a)                          19
  4,000    Aspen Technology, Inc.(a)                                     52,480
  9,400    Atari Inc.(a)                                                  5,358
  2,600    Audible, Inc.(a)(f)                                           23,634
  2,000    Authentidate Holding Corp.(a)                                  5,300
  3,900    The BISYS Group, Inc.(a)                                      53,430
  1,700    Bankrate, Inc.(a)                                             64,192
    102    Baran Group Ltd.(a)                                            1,352

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD   INDUSTRY++/ISSUE                                                VALUE
-------------------------------------------------------------------------------
    600   Barrett Business Services(a)                             $     11,010
  9,900   BearingPoint, Inc.(a)                                          82,863
  1,148   Blackbaud, Inc.                                                26,060
  1,300   Blackboard, Inc.(a)                                            37,648
    870   Blue Coat Systems, Inc.(a)                                     14,668
    100   Bottomline Technologies, Inc.(a)                                  814
  2,100   Bowne & Co., Inc.                                              30,030
  1,400   Bright Horizons Family Solutions, Inc.(a)                      52,766
  2,400   The Brink's Co.                                               135,384
  1,988   BroadVision, Inc.(a)(f)                                           994
 15,300   Brocade Communications Systems, Inc.(a)                        93,942
  4,700   Brookdale Senior Living, Inc.                                 210,277
  1,150   Bsquare Corp.(a)                                                2,550
  1,800   CACI International, Inc. Class A(a)                           104,994
  8,045   CBIZ, Inc.(a)                                                  59,613
  1,200   CDI Corp.                                                      34,800
  4,045   CDW Corp.                                                     221,059
  2,400   COMSYS IT Partners, Inc.(a)                                    36,288
    900   CRA International, Inc.(a)                                     40,626
  2,765   CSG Systems International Inc.(a)                              68,406
     46   Callwave, Inc.(a)                                                 168
  4,268   Career Education Corp.(a)                                     127,571
  4,500   Carreker Corp.(a)                                              32,175
  1,300   Casella Waste Systems, Inc.(a)                                 17,017
  2,400   Catalina Marketing Corp.                                       68,304
  1,000   Catapult Communications Corp.(a)                               10,900
  2,700   Cbeyond Communications, Inc.(a)                                58,887
  3,550   Cell Genesys, Inc.(a)(f)                                       17,821
  7,700   Ceridian Corp.(a)                                             188,188
  4,700   Cerner Corp.(a)                                               174,417
  3,990   CheckFree Corp.(a)                                            197,744
  1,400   Chemed Corp.                                                   76,342
  2,600   Chipotle Mexican Grill, Inc. Class A(a)                       158,470
  4,533   ChoicePoint, Inc.(a)                                          189,343
  4,300   Chordiant Software, Inc.(a)                                    13,029
  3,800   Ciber, Inc.(a)                                                 25,042
  1,300   Clean Harbors, Inc.(a)                                         52,403
 23,200   Clear Channel Outdoor Holdings, Inc. Class A(a)               486,271
    800   Click Commerce, Inc.(a)(f)                                     15,784
  4,900   Cogent Communications Group, Inc.(a)                           45,913
  4,800   Cogent, Inc.(a)                                                72,336
  6,400   Cognizant Technology Solutions Corp.(a)                       431,168
  1,700   Collectors Universe                                            23,766
  1,300   Computer Programs & Systems, Inc.                              51,948
  1,900   Concur Technologies, Inc.(a)                                   29,393
  3,400   Connetics Corp.(a)                                             39,984
  5,150   Copart, Inc.(a)                                               126,484
  7,406   Corillian Corp.(a)                                             22,144
  3,335   Corinthian Colleges, Inc.(a)                                   47,891
    800   Cornell Cos., Inc.(a)                                          12,288
  2,100   Corporate Executive Board Co.                                 210,420
  1,100   CoStar Group, Inc.(a)                                          65,813
    337   Courier Corp.                                                  13,487
  1,600   Covansys Corp.(a)                                              20,112
  1,300   Credit Acceptance Corporation(a)                               35,282
  1,900   Cross Country Healthcare, Inc.(a)                              34,561
  8,700   CuraGen Corp.(a)                                               30,450
  1,900   Cybersource Corp.(a)                                           22,230
  1,000   DSL.Net, Inc.(a)                                                   40
  3,800   DST Systems, Inc.(a)                                          226,099
    100   Deltathree, Inc. Class A(a)                                       232
  1,700   Deluxe Corp.                                                   29,716
  2,600   Dendrite International, Inc.(a)                                24,024
  2,700   DeVry, Inc.(a)                                                 59,319
  4,100   Digimarc Corp.(a)                                              25,297
    440   Digital Generation Systems(a)                                   2,363
  2,500   Digital Insight Corp.(a)                                       85,725
  1,800   Digital River, Inc.(a)                                         72,702
  3,779   Digitas, Inc.(a)                                               43,912
 19,634   Discovery Holding Co.(a)                                      287,244
  1,200   Discovery Partners International, Inc.(a)                       3,120
  2,400   Diversa Corp.(a)                                               23,184
  2,500   DocuCorp International, Inc.(a)                                18,675
  2,300   Dollar Financial Corp.(a)                                      41,400
  3,900   Dot Hill Systems Corp.(a)                                      13,338
  3,400   Dun & Bradstreet Corp.(a)                                     236,911

36

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD   INDUSTRY++/ISSUE                                                VALUE
-------------------------------------------------------------------------------
  3,000   Dyax Corp.(a)                                            $      8,820
  1,800   EPIQ Systems, Inc.(a)                                          29,952
  1,775   EVCI Career Colleges Holding Corp.(a)                           1,154
  7,700   Earthlink, Inc.(a)                                             66,682
     50   EasyLink Services Corp. Class A(a)                                 34
  2,500   Echelon Corp.(a)                                               18,725
  2,600   Eclipsys Corp.(a)                                              47,216
  1,200   eCollege.com, Inc.(a)                                          25,368
    600   Ediets.Com, Inc.(a)                                             3,012
    700   Educate, Inc.(a)                                                5,362
  3,100   eFunds Corp.(a)                                                68,355
     20   Egain Communications Corp.(a)                                      26
     40   eLoyalty Corp.(a)                                                 530
  1,600   Embarcadero Technologies, Inc.(a)                               9,760
 19,492   Emdeon Corp.(a)                                               241,896
    626   eMerge Interactive, Inc.(a)                                     1,409
  5,800   Encysive Pharmaceuticals, Inc.(a)                              40,194
  2,300   Ennis, Inc.                                                    45,264
  4,200   Entrust, Inc.(a)                                               14,322
  3,800   Epicor Software Corp.(a)                                       40,014
  2,975   eResearch Technology, Inc.(a)                                  27,073
  1,300   Essex Corp.(a)                                                 23,946
  2,145   Euronet Worldwide, Inc.(a)                                     82,304
      2   Evolve Software, Inc.(a)                                            -
  3,200   Evolving Systems, Inc.(a)                                       4,032
  6,900   Exelixis, Inc.(a)                                              69,345
    900   Exponent, Inc.(a)                                              15,210
  1,800   F5 Networks, Inc.(a)                                           96,264
  1,600   FTD Group, Inc.(a)                                             21,600
  2,050   FTI Consulting, Inc.(a)                                        54,879
  3,350   Factset Research Systems, Inc.                                158,455
  2,800   FalconStor Software, Inc.(a)                                   19,516
    700   Fargo Electronics, Inc.(a)                                     17,773
  2,100   Federal Agricultural Mortgage Corp. Class A                    38,850
 10,900   Fidelity National Information Services, Inc.                  385,859
  2,905   Filenet Corp.(a)                                               78,232
  3,700   First Advantage Corp. Class A(a)                               86,062
  1,500   First Consulting Group, Inc.(a)                                13,260
    108   Five Star Quality Care, Inc.(a)                                 1,196
  1,300   Forrester Research, Inc.(a)                                    36,374
  3,300   Franklin Covey Co.(a)                                          24,420
  1,600   G&K Services, Inc. Class A                                     54,880
  3,900   GP Strategies Corp.(a)                                         30,069
  1,103   GSE Systems, Inc.(a)                                            4,522
  5,500   GTECH Holdings Corp.                                          191,290
  1,700   GTSI Corp.(a)                                                  10,965
  3,260   Gaiam, Inc.(a)                                                 45,705
  2,700   Gentiva Health Services, Inc.(a)                               43,281
  1,400   The Geo Group, Inc.(a)                                         49,070
  2,200   Gevity HR, Inc.                                                58,410
    100   Gliatech, Inc.(a)                                                   -
  3,900   Global Cash Access, Inc.(a)                                    60,957
  2,100   Global Imaging Systems, Inc.(a)                                86,688
  5,620   Global Payments, Inc.                                         272,851
    300   Globix Corp.(a)                                                 1,491
  1,800   Greenfield Online, Inc.(a)                                     13,338
    200   Gulfport Energy Corp.(a)                                        2,208
  1,600   Hansen Natural Corp.(a)                                       296,400
  3,400   Harris Interactive, Inc.(a)                                    19,380
  4,300   Harte-Hanks, Inc.                                             110,252
  1,800   Heidrick & Struggles International, Inc.(a)                    60,912
  7,220   Hewitt Associates, Inc. Class A(a)                            162,306
    900   Horizon Health Corp.(a)                                        18,792
  1,300   Hudson Highland Group, Inc.(a)                                 14,027
  1,700   Huron Consulting Group, Inc.(a)                                59,653
  3,479   Hyperion Solutions Corp.(a)                                    96,020
  1,300   i2 Technologies, Inc.(a)                                       16,471
 22,377   IAC/InterActiveCorp(a)                                        592,767
    800   ICT Group, Inc.(a)                                             19,624
  2,500   IHS, Inc. Class A(a)                                           74,075
  1,580   IPIX Corp.(a)(f)                                                1,362
  2,610   ITT Educational Services, Inc.(a)                             171,764
  1,800   Idenix Pharmaceuticals Inc.(a)                                 16,920
  7,890   Identix, Inc.(a)                                               55,151
  2,100   iGate Corp.(a)                                                 13,419
  2,800   I-many, Inc.(a)                                                 6,720
  2,100   Imergent, Inc.(a)                                              27,300
  1,400   Indus International, Inc.(a)                                    4,004

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD   INDUSTRY++/ISSUE                                                VALUE
-------------------------------------------------------------------------------
  1,600   Infocrossing, Inc.(a)                                    $     18,480
  3,900   InFocus Corp.(a)                                               11,154
  4,800   Informatica Corp.(a)                                           63,168
  2,700   Inforte Corp.(a)                                               12,798
  1,840   Infospace, Inc.(a)                                             41,713
  3,200   infoUSA, Inc.                                                  32,992
  1,093   Innovative Solutions & Support, Inc.(a)                        15,368
  1,800   Insteel Industries, Inc.                                       43,560
    366   Insure.com, Inc.(a)                                             1,080
     83   Insweb Corp.(a)                                                   216
    600   Integral Systems, Inc.                                         16,098
  3,700   Integrated Alarm Services Group, Inc.(a)(f)                    14,578
  2,400   Interactive Intelligence, Inc.(a)                              33,936
    500   Interchange Corp.(a)                                            2,410
  4,200   Intermec, Inc.(a)                                              96,348
 20,100   Internap Network Services Corp.(a)                             21,105
  2,600   Internet Security Systems Inc.(a)                              49,010
  1,000   Intersections, Inc.(a)                                         10,850
  1,000   Intervideo, Inc.(a)                                             9,770
  2,800   Interwoven, Inc.(a)                                            24,024
  1,400   Intevac, Inc.(a)                                               30,352
     25   Intrusion, Inc.(a)                                                 10
  2,280   inVentiv Health, Inc.(a)                                       65,618
  2,000   Invitrogen Corp.(a)                                           132,140
  3,600   Ipass, Inc.(a)                                                 20,160
  8,350   Iron Mountain, Inc.(a)                                        312,123
  1,900   JDA Software Group, Inc.(a)                                    26,657
  3,600   Jack Henry & Associates, Inc.                                  70,776
  2,885   Jacobs Engineering Group, Inc.(a)                             229,761
  1,700   John H. Harland Co.                                            73,950
  1,900   Jupitermedia Corp.(a)                                          24,700
    900   Kanbay International, Inc.(a)                                  13,086
  3,636   Keane, Inc.(a)                                                 45,450
  2,000   Kelly Services, Inc. Class A                                   54,340
  1,900   Kenexa Corp.(a)                                                60,515
  1,000   Keryx Biopharmaceuticals, Inc.(a)                              14,200
  1,300   Keynote Systems, Inc.(a)                                       13,403
  3,970   Kforce, Inc.(a)                                                61,495
  3,560   Kinder Morgan Management LLC(a)                               153,151
  1,700   Kintera, Inc.(a)                                                3,315
  3,300   Knology, Inc.(a)                                               30,690
  1,400   Korn/Ferry International(a)                                    27,426
  1,875   Kronos, Inc.(a)                                                67,894
  1,300   LECG Corp.(a)                                                  24,011
     42   LQ Corp., Inc.(a)                                                  69
  3,200   Labor Ready, Inc.(a)                                           72,480
  6,707   Lamar Advertising Co. Class A(a)                              361,239
  2,900   Laureate Education, Inc.(a)                                   123,627
  7,800   Lawson Software, Inc.(a)                                       52,260
    900   Layne Christensen Co.(a)                                       25,515
  3,800   Learning Tree International, Inc.(a)                           33,326
    100   Level 8 Systems, Inc.(a)                                            1
  2,419   Lightbridge, Inc.(a)                                           31,326
  1,500   Lincoln Educational Services Corp.(a)                          25,635
  2,700   Lionbridge Technologies Inc.(a)                                14,931
  5,700   LivePerson, Inc.(a)                                            27,645
  2,200   LoJack Corp.(a)                                                41,492
  1,342   Looksmart(a)                                                    4,348
  1,100   Loudeye Corp.(a)(f)                                             2,475
  1,200   Luminex Corp.(a)                                               20,868
    900   MAXIMUS, Inc.                                                  20,835
  4,400   MIVA, Inc.(a)                                                  17,820
  3,500   MPS Group, Inc.(a)                                             52,710
    800   MPW Industrial Services Group, Inc.(a)                          1,992
  2,600   MRO Software, Inc.(a)                                          52,182
    100   MWI Veterinary Supply, Inc.(a)                                  3,643
  2,400   Macquarie Infrastructure Co. Trust                             66,216
  1,690   Macrovision Corp.(a)                                           36,369
  2,040   Magma Design Automation, Inc.(a)                               14,994
  3,900   Management Network Group, Inc.(a)                               8,484
  1,700   Manhattan Associates, Inc.(a)                                  34,493
  3,916   Manpower, Inc.                                                252,974
  1,695   Mantech International Corp. Class A(a)                         52,308
  4,900   Manugistics Group, Inc.(a)                                     12,250
  1,200   Mapinfo Corp.(a)                                               15,660
  2,400   Marchex, Inc. Class B(a)(f)                                    39,432

38

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD   INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,200   MarketAxess Holdings, Inc.(a)                            $     13,212
  1,987   Matria Healthcare, Inc.(a)                                     42,562
  1,600   Maxygen, Inc.(a)                                               11,968
  7,077   McAfee, Inc.(a)                                               171,759
  4,100   Mechanical Technology, Inc.(a)                                 10,127
  1,800   Medical Staffing Network Holdings, Inc.(a)                      8,982
  2,600   Mentor Graphics Corp.(a)                                       33,748
  1,400   Merge Technologies, Inc.(a)                                    17,192
  1,900   MetaSolv, Inc.(a)                                               5,358
  3,700   Metro One Telecommunications, Inc.(a)                           2,331
    400   Michael Baker Corp.(a)                                          8,680
    990   MicroStrategy, Inc. Class A(a)                                 96,545
  1,300   Microvision, Inc.(a)                                            2,509
  3,700   Millennium Cell, Inc.(a)(f)                                     5,217
  5,966   Mindspeed Technologies, Inc.(a)                                14,378
  2,800   Miravant Medical Technologies(a)                                   64
  1,100   Mobius Management Systems, Inc.(a)                              6,380
    400   Moldflow Corp.(a)                                               4,684
  1,900   Momenta Pharmaceuticals Inc.(a)                                24,149
  3,600   Morgans Hotel Group Co.(a)                                     56,016
  1,900   Morningstar, Inc.(a)                                           78,812
  5,900   NAVTEQ Corp.(a)                                               263,612
  1,837   NCO Group, Inc.(a)                                             48,570
  3,200   NIC, Inc.(a)                                                   23,136
  2,800   NMS Communications Corp.(a)                                    10,136
  1,900   NMT Medical, Inc.(a)                                           19,019
    800   NVE Corp.(a)(f)                                                11,496
  4,200   National Instruments Corp.                                    115,080
    240   Natural Health Trends Corp.(a)                                    893
  2,000   Nautilus, Inc.(f)                                              31,420
  2,800   Navigant Consulting, Inc.(a)                                   63,420
     13   Navisite, Inc.(a)                                                  56
  3,720   NetFlix, Inc.(a)                                              101,221
    100   Netguru, Inc.                                                      19
  3,196   NetIQ Corp.(a)                                                 38,959
     57   Netmanage, Inc.(a)                                                283
  2,100   Netratings, Inc.(a)                                            29,169
    200   Netscout Systems, Inc.(a)                                       1,784
     20   NetSol Technologies, Inc.(a)                                       34
  4,600   NeuStar, Inc. Class A(a)                                      155,250
    200   New Century Equity Holdings Corp.(a)                               48
  4,400   New Frontier Media, Inc.(a)                                    31,548
    900   Nighthawk Radiology Holdings, Inc.(a)                          16,146
  2,500   Nutri/System, Inc.(a)                                         155,325
  3,200   Odyssey Marine Exploration, Inc.(a)                             7,936
  1,500   On Assignment, Inc.(a)                                         13,785
    200   On2 Technologies, Inc.(a)                                         138
    300   Online Resources Corp.(a)                                       3,102
     60   Onvia, Inc.(a)                                                    317
    650   Onyx Software Corp.(a)                                          3,237
  1,200   Open Solutions, Inc.(a)                                        31,932
 13,000   OpenTV Corp.(a)                                                50,570
  4,061   Openwave Systems, Inc.(a)                                      46,864
  1,200   Opnet Technologies, Inc.(a)                                    15,552
  4,400   Opsware, Inc.(a)                                               36,256
  4,137   Option Care, Inc.                                              49,561
  3,200   Orbital Sciences Corp.(a)                                      51,648
  1,745   Orchid Cellmark, Inc.(a)                                        4,869
    800   Overland Storage, Inc.(a)                                       5,360
    700   PC Mall, Inc.(a)                                                4,445
  1,200   PC-Tel, Inc.(a)                                                10,248
    900   PDI, Inc.(a)                                                   12,951
  3,000   PHH Corp.(a)                                                   82,620
  4,791   PLATO Learning, Inc.(a)                                        29,800
    400   PRA International Inc.(a)                                       8,908
  5,700   PRG-Schultz International, Inc.(a)(f)                           2,565
  2,700   Pacific Ethanol, Inc.(a)(f)                                    62,424
  2,000   Packeteer, Inc.(a)                                             22,680
  2,900   Pac-West Telecomm, Inc.(a)                                      1,653
  2,907   Panacos Pharmaceuticals, Inc.(a)                               16,044
  2,300   Paxar Corp.(a)                                                 47,311
    500   Pegasystems, Inc.                                               3,210
  3,000   Perficient, Inc.(a)                                            37,080
  6,500   Perot Systems Corp. Class A(a)                                 94,120
  2,595   Per-Se Technologies, Inc.(a)                                   65,342
    120   Pfsweb Inc.(a)                                                    118
    300   Phase Forward, Inc.(a)                                          3,456

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,800    Phoenix Technologies Ltd.(a)                            $      8,658
  4,129    Polycom, Inc.(a)                                              90,508
  2,300    Pomeroy IT Solutions, Inc.(a)                                 16,560
    200    Poniard Pharmaceuticals, Inc.(a)                                 172
  1,030    Pre-Paid Legal Services, Inc.                                 35,535
     10    Prescient Applied Intelligence, Inc.(a)                            2
  2,533    Priceline.com, Inc.(a)                                        75,635
  1,300    Primus Guaranty Ltd.(a)                                       14,430
  1,600    Princeton Review, Inc.(a)                                      8,512
  3,600    Progress Software Corp.(a)                                    84,276
  1,800    ProQuest Co.(a)                                               22,122
    134    Prosoft Learning Corp.(a)                                          5
    102    Protection One, Inc.                                           1,430
  1,800    The Providence Service Corp.(a)                               49,014
  1,700    QAD, Inc.                                                     13,175
  1,800    Quality Systems, Inc.                                         66,276
  5,100    Quest Software, Inc.(a)                                       71,604
    500    Quixote Corp.                                                  9,010
  1,500    Quovadx, Inc.(a)                                               3,870
  4,922    R.H. Donnelley Corp.                                         266,133
  4,250    RPC, Inc.                                                    103,190
  2,500    RSA Security, Inc.(a)                                         67,975
  1,700    Radiant Systems, Inc.(a)                                      17,969
  7,700    RealNetworks, Inc.(a)                                         82,390
 12,900    Red Hat, Inc.(a)                                             301,860
  2,800    Redback Networks, Inc.(a)                                     51,352
    400    Remedytemp, Inc. Class A(a)                                    6,796
  1,700    Renaissance Learning, Inc.                                    23,035
  7,300    Republic Services, Inc. Class A                              294,482
  4,000    Resources Connection, Inc.(a)                                100,080
  4,500    The Reynolds & Reynolds Co. Class A                          138,015
  1,465    Rigel Pharmaceuticals, Inc.(a)                                14,254
  2,000    RightNow Technologies, Inc.(a)                                33,360
  2,500    Rural Cellular Corp. Class A(a)                               27,475
  4,200    Rural/Metro Corp.(a)                                          29,316
  4,033    SAVVIS, Inc.(a)                                              119,498
  2,415    The SCO Group, Inc.(a)                                         9,902
  2,150    SFBC International, Inc.(a)                                   32,594
  4,900    SM&A(a)                                                       29,890
  1,400    SPAR Group, Inc.(a)                                            1,288
  1,809    SPSS, Inc.(a)                                                 58,141
  2,500    SRA International, Inc. Class A(a)                            66,575
  3,300    SSA Global Technologies, Inc.(a)                              63,954
  2,400    SYKES Enterprises, Inc.(a)                                    38,784
    500    SYNNEX Corp.(a)                                                9,480
  1,229    Saba Software, Inc.(a)                                         6,710
  1,434    SafeNet, Inc.(a)                                              25,410
    600    Salon Media Group, Inc.(a)                                        93
  7,700    Sapient Corp.(a)                                              40,810
    100    Scientific Learning Corp.(a)                                     460
  1,900    Seachange International, Inc.(a)                              13,224
  3,200    Secure Computing Corp.(a)                                     27,520
  5,700    Selectica, Inc.(a)                                            14,250
  2,800    Senomyx, Inc.(a)                                              40,404
    666    Sequenom, Inc.(a)                                              1,135
 20,500    The ServiceMaster Co.                                        211,765
 98,225    Sirius Satellite Radio, Inc.(a)(f)                           466,569
  3,100    Sirona Dental Systems, Inc.                                  122,822
  4,400    Sitel Corp.(a)                                                17,248
  2,500    Smith Micro Software, Inc.(a)                                 40,050
    300    Sonic Foundry, Inc.(a)                                           501
  3,700    SonicWALL, Inc.(a)                                            33,263
    800    Sourcecorp(a)                                                 19,832
  1,300    Spartech Corp.                                                29,380
  3,600    Spherion Corp.(a)                                             32,832
  1,800    The Standard Register Co.                                     21,330
    800    Startek, Inc.                                                 11,960
  2,400    Stericycle, Inc.(a)                                          156,240
    620    Stratasys, Inc.(a)                                            18,265
  6,000    Strategic Diagnostics, Inc.(a)                                17,640
    900    Strayer Education, Inc.                                       87,408
  3,000    SupportSoft, Inc.(a)                                          11,820
 16,700    Sycamore Networks, Inc.(a)                                    67,802
  2,300    Symyx Technologies Inc.(a)                                    55,545
 11,000    Synagro Technologies, Inc.                                    43,230
  7,705    Synopsys, Inc.(a)                                            144,623
  1,600    Synplicity, Inc.(a)                                            9,392
  1,400    Syntel, Inc.                                                  28,644
  1,300    Sypris Solutions, Inc.                                        12,285
 12,400    TIBCO Software, Inc.(a)                                       87,420

40

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
    600    TNS, Inc.(a)                                            $     12,414
    800    TRC Cos., Inc.(a)                                              8,424
  2,423    Talx Corp.                                                    52,991
    880    Tapestry Pharmaceuticals, Inc.(a)                              2,886
     15    Technology Solutions Co.(a)                                      139
  2,300    TechTeam Global, Inc.(a)                                      21,045
    200    TeleCommunication Systems, Inc. Class A(a)                       478
  4,500    TeleTech Holdings, Inc.(a)                                    56,970
    200    Tenfold Corp.(a)                                                  60
  3,325    Tetra Tech, Inc.(a)                                           58,986
  6,050    Tetra Technologies, Inc.(a)                                  183,255
  1,500    TheStreet.com, Inc.                                           19,230
  2,000    Thomas Group, Inc.                                            28,040
  4,200    TradeStation Group, Inc.(a)                                   53,214
  1,900    Transaction Systems Architects, Inc. Class A(a)               79,211
  3,400    Trident Microsystems, Inc.(a)                                 64,532
  4,300    Trizetto Group(a)                                             63,597
  8,777    Tumbleweed Communications Corp.(a)                            25,014
  3,600    URS Corp.(a)                                                 151,200
  2,500    Ultimate Software Group, Inc.(a)                              47,900
 10,700    Unigene Laboratories, Inc.(a)                                 31,993
  3,653    United Online, Inc.                                           43,836
    600    Universal Electronics, Inc.(a)                                10,626
  1,255    Universal Technical Institute, Inc.(a)                        27,635
     16    Uphonia, Inc.(a)                                                   1
  3,600    VA Software Corp.(a)                                          13,968
  6,055    ValueClick, Inc.(a)                                           92,944
  1,700    Vasco Data Security International Inc.(a)                     14,229
  1,900    Verint Systems, Inc.(a)                                       55,461
  1,574    Verso Technologies, Inc.(a)(f)                                 1,605
     65    VerticalNet, Inc.(a)                                              77
  1,200    Vertrue, Inc.(a)                                              51,636
  1,250    Viad Corp.                                                    39,125
  6,030    Viewpoint Corp.(a)                                            10,553
  1,730    Vignette Corp.(a)                                             25,223
  1,820    Viisage Technology, Inc.(a)(f)                                27,591
  3,600    VistaPrint Ltd.(a)                                            96,264
    700    Vital Images, Inc.(a)                                         17,290
  1,500    Volt Information Sciences, Inc.(a)                            69,900
  2,850    Waste Connections, Inc.(a)                                   103,740
  2,000    WatchGuard Technologies(a)                                     8,140
  1,940    Watson Wyatt Worldwide, Inc.                                  68,172
  2,000    Wave Systems Corp. Class A(a)(f)                               1,340
  2,800    WebEx Communications, Inc.(a)                                 99,512
  4,200    WebMD Health Corp. Class A(a)                                198,660
  3,200    webMethods, Inc.(a)                                           31,584
  2,800    Websense, Inc.(a)                                             57,512
  2,800    Website Pros, Inc.(a)                                         28,812
  6,350    Weight Watchers International, Inc.                          259,652
    500    Westaff, Inc.(a)                                               2,120
  5,000    Wind River Systems, Inc.(a)                                   44,500
  4,400    Wireless Facilities, Inc.(a)                                  12,100
  1,200    Witness Systems, Inc.(a)                                      24,204
    200    Worldgate Communications(a)                                      304
  7,100    Wynn Resorts Ltd.(a)(f)                                      520,430
  3,400    Zix Corp.(a)(f)                                                2,856
                                                                   ------------
                                                                     28,194,968
                                                                   ------------
  CHEMICALS - 1.8%
  1,600    AMCOL International Corp.                                     42,160
    400    AEP Industries, Inc.(a)                                       13,368
  1,425    Aceto Corp.                                                    9,861
  3,700    Airgas, Inc.                                                 137,825
  2,300    Albemarle Corp.                                              110,124
  1,400    Anika Therapeutics, Inc.(a)                                   13,552
  1,200    Arch Chemicals, Inc.                                          43,260
  1,500    Bio-Rad Laboratories, Inc. Class A(a)                         97,410
  2,300    Brady Corp.                                                   84,732
  3,100    Cabot Corp.                                                  107,012
  2,300    Calgon Carbon Corp.                                           14,007
  9,600    Celanese Corp. Series A                                      196,032
 23,560    Celgene Corp.(a)                                           1,117,450
 10,700    Chemtura Corp.                                                99,938
  2,200    Cytec Industries, Inc.                                       118,052
  7,636    Entegris, Inc.(a)                                             72,771

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  2,200    Ferro Corp.                                             $     35,112
  2,000    Georgia Gulf Corp.                                            50,040
  1,700    H.B. Fuller Co.                                               74,069
    300    Hawkins, Inc.                                                  4,202
 13,900    Huntsman Corp.(a)                                            240,748
    550    KMG Chemicals, Inc.                                            4,246
  1,600    Koppers Holdings, Inc.                                        31,984
  3,382    Kronos Worldwide, Inc.                                        98,924
  3,600    Landec Corp.(a)                                               33,300
  3,015    Lubrizol Corp.                                               120,148
 12,056    Lyondell Chemical Co.                                        273,189
  1,600    MacDermid, Inc.                                               46,080
    450    Mace Security International, Inc.(a)                           1,071
  1,800    Matrixx Initiatives, Inc.(a)                                  28,008
 25,500    The Mosaic Co.(a)                                            399,075
  8,200    Nalco Holding Co.(a)                                         144,565
    620    NewMarket Corp.                                               30,417
  2,100    Nuco2, Inc.(a)                                                50,484
  2,200    OM Group, Inc.(a)                                             67,870
  2,392    Olin Corp.                                                    42,889
  2,400    Omnova Solutions, Inc.(a)                                     13,632
  2,000    Oxigene, Inc.(a)                                               7,840
    400    Penford Corp.                                                  6,760
  5,500    PolyOne Corp.(a)                                              48,290
    600    Quaker Chemical Corp.                                         11,220
  6,400    RPM International, Inc.                                      115,200
  4,400    Rentech, Inc.(a)                                              20,460
  1,900    Repligen Corp.(a)                                              5,548
  3,500    Rockwood Holdings, Inc.(a)                                    80,535
    900    Rogers Corp.(a)                                               50,706
  3,900    Rollins, Inc.                                                 76,596
  2,500    Schawk, Inc.                                                  43,750
  3,200    Schulman A, Inc.                                              73,248
  2,200    Sensient Technologies Corp.                                   46,002
    400    Stepan Co.                                                    12,632
  1,300    TOR Minerals International, Inc.(a)                            2,795
  2,200    Terra Nitrogen Co. LP                                         47,630
  1,600    Tredegar Corp.                                                25,312
  1,300    Trex Co., Inc.(a)                                             33,657
  4,500    Tronox, Inc. Class A                                          58,410
  1,600    UAP Holding Corp.                                             34,896
  5,700    Valspar Corp.                                                150,537
  1,900    WD-40 Co.                                                     63,783
  3,900    WR Grace & Co.(a)                                             45,630
  4,000    Wellman, Inc.                                                 16,160
  4,500    Westlake Chemical Corp.                                      134,100
  1,900    Zoltek Cos., Inc.(a)(f)                                       56,791
                                                                   ------------
                                                                      5,336,095
                                                                   ------------
  CONSTRUCTION - 1.6%
    400    Ablest, Inc.(a)                                                3,400
  1,800    American Woodmark Corp.                                       63,072
    400    Ameron International Corp.                                    26,808
  3,700    Apogee Enterprises, Inc.                                      54,390
  7,800    Armstrong Holdings, Inc.(a)                                    4,368
  3,800    Beacon Roofing Supply, Inc.(a)                                83,638
  1,764    Beazer Homes USA, Inc.                                        80,915
  2,000    BlueLinx Holdings, Inc.                                       26,060
  1,876    Brookfield Homes Corp.(f)                                     61,814
  1,300    Bucyrus International, Inc.                                   65,650
  1,900    Builders FirstSource, Inc.(a)                                 38,684
  2,080    Building Material Holding Corp.                               57,970
  2,300    Carter's, Inc.(a)                                             60,789
    410    Cavco Industries, Inc.(a)                                     18,220
  1,975    Ceradyne, Inc.(a)                                             97,743
  3,800    Comstock Homebuilding Cos., Inc. Class A(a)                   24,054
    500    Dominion Homes, Inc.(a)(f)                                     4,495
  2,133    Dycom Industries, Inc.(a)                                     45,412
  1,800    EMCOR Group, Inc.(a)                                          87,606
  3,520    Eagle Materials, Inc.                                        167,200
  1,700    ElkCorp                                                       47,209
  3,975    Florida Rock Industries, Inc.                                197,437
  3,200    Global Power Equipment Group, Inc.(a)                         10,176
  1,650    Granite Construction, Inc.                                    74,696
  2,800    Hovnanian Enterprises, Inc. Class A(a)                        84,224
  1,400    Huttig Building Products, Inc.(a)                             11,340
  1,300    Infrasource Services, Inc.(a)                                 23,673
  2,400    Insituform Technologies, Inc. Class A(a)                      54,936

42

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,800    Interline Brands, Inc.(a)                               $     42,084
    800    International Aluminum Corp.                                  30,400
    300    LS Starrett Co. Class A                                        4,095
    850    LSI Industries, Inc.                                          14,442
  1,380    Levitt Corp. Class A                                          22,080
  2,316    MDC Holdings, Inc.                                           120,270
  1,200    M/I Homes, Inc.                                               42,096
  2,100    Martin Marietta Materials, Inc.                              191,415
  2,500    Mastec, Inc.(a)                                               33,025
  1,600    Meritage Homes Corp.(a)                                       75,600
  1,200    NCI Building Systems, Inc.(a)                                 63,804
    419    NVR, Inc.(a)                                                 205,833
  2,300    Palm Harbor Homes, Inc.(a)(f)                                 40,457
    100    Patriot Transportation Holding, Inc.(a)                        8,678
    500    Performance Technologies, Inc.(a)                              3,450
  1,400    Perini Corp.(a)                                               31,500
  6,400    Quanta Services, Inc.(a)                                     110,912
  3,100    Quest Resource Corp.(a)                                       42,005
  1,500    Ryland Group, Inc.                                            65,355
  7,200    SBA Communications Corp. Class A(a)                          188,207
  2,200    Simpson Manufacturing Co., Inc.                               79,310
    400    Skyline Corp.                                                 17,112
  4,700    Standard-Pacific Corp.                                       120,790
  3,300    Technical Olympic USA, Inc.                                   47,388
  1,300    Texas Industries, Inc.                                        69,030
  7,100    Toll Brothers, Inc.(a)                                       181,547
    500    UMH Properties, Inc.                                           7,600
  4,300    US Concrete, Inc.(a)                                          47,515
  3,100    USG Corp.(a)                                                 226,083
  2,600    WCI Communities, Inc.(a)                                      52,364
  3,400    WESCO International, Inc.(a)                                 226,984
  2,900    Walter Industries, Inc.                                      167,185
  4,300    West Corp.(a)                                                206,013
  5,300    Westell Technologies, Inc. Class A(a)                         11,607
  3,800    Williams Scotsman International, Inc.(a)                      82,992
                                                                   ------------
                                                                      4,455,207
                                                                   ------------
  CONSUMER DURABLES - 0.6%
  1,700    American Technology Corp.(a)                                   4,471
  1,665    Applica, Inc.(a)                                               7,359
    800    Bassett Furniture Industries, Inc.                            14,808
  4,400    Champion Enterprises, Inc.(a)                                 48,576
  1,000    Compx International, Inc.                                     17,900
    700    Conn's, Inc.(a)                                               18,585
  1,000    Design Within Reach, Inc.(a)                                   6,840
  1,700    Emerson Radio(a)                                               5,406
  2,000    Ethan Allen Interiors, Inc.                                   73,100
    200    Flexsteel Industries                                           2,600
  1,700    Furniture Brands International, Inc.                          35,428
 25,900    Gemstar-TV Guide International, Inc.(a)                       91,168
  1,600    Genlyte Group, Inc.(a)                                       115,887
  2,920    Griffon Corp.(a)                                              76,212
  1,100    Haverty Furniture Cos., Inc.                                  17,259
  2,400    Helen of Troy Ltd.(a)                                         44,160
  3,400    Interface, Inc. Class A(a)                                    38,930
  2,400    Kimball International, Inc. Class B                           47,304
    200    Koss Corp.                                                     5,000
  3,100    La-Z-Boy, Inc.(f)                                             43,400
    600    Lifetime Brands, Inc.                                         13,002
    500    Mac-Gray Corp.(a)                                              6,175
  3,364    Mohawk Industries, Inc.(a)                                   236,656
    400    National Presto Industries, Inc.                              20,912
  4,905    Restoration Hardware, Inc.(a)                                 35,218
  1,700    Rockford Corp.(a)                                              7,123
    500    The Rowe Cos.(a)                                                 810
    600    Salton, Inc.(a)                                                1,422
  6,100    Sealy Corp.                                                   80,947
  3,150    Select Comfort Corp.(a)                                       72,356
  1,500    Stanley Furniture Co., Inc.                                   35,955
  1,900    Sturm Ruger & Co., Inc.                                       11,875
  5,400    Tempur-Pedic International, Inc.(a)(f)                        72,954
  2,990    Toro Co.                                                     139,633
  4,300    United Rentals, Inc.(a)                                      137,514
    642    Virco Manufacturing Corp.(a)                                   3,210
                                                                   ------------
                                                                      1,590,155
                                                                   ------------

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  CONTAINERS - 0.3%
 11,700    Crown Holdings, Inc.(a)                                 $    182,169
  9,900    Graphic Packaging Corp.(a)                                    37,521
  1,200    Greif, Inc.                                                   89,952
  3,000    Mobile Mini, Inc.(a)                                          87,780
 10,700    Owens-Illinois, Inc.(a)                                      179,332
  2,000    Silgan Holdings, Inc.                                         74,020
  5,300    Sonoco Products Co.                                          167,745
                                                                   ------------
                                                                        818,519
                                                                   ------------
  DOMESTIC OIL - 3.1%
  6,800    Abraxas Petroleum Corp.(a)                                    29,376
  2,200    Alon USA Energy, Inc.                                         69,234
    800    Arena Resources, Inc.(a)                                      27,432
  1,889    Atlas America, Inc.(a)                                        84,646
  1,200    Basic Energy Services, Inc.(a)                                36,684
  2,000    Bill Barrett Corp.(a)                                         59,220
  2,400    Bois d'Arc Energy, Inc.(a)                                    39,528
  9,600    CNX Gas Corp.(a)                                             288,000
  1,000    Callon Petroleum Co.(a)                                       19,340
  2,400    Carrizo Oil & Gas, Inc.(a)                                    75,144
  1,300    Clayton Williams Energy, Inc.(a)                              44,902
  2,000    Comstock Resources, Inc.(a)                                   59,720
  1,000    Consol Energy, Inc.                                           46,720
  2,700    Crosstex Energy LP(f)                                         99,306
  4,535    Delta Petroleum Corp.(a)                                      77,322
  9,000    Diamond Offshore Drilling Inc.                               755,370
    700    Dorchester Minerals LP                                        17,577
  4,600    Dresser-Rand Group, Inc.(a)                                  108,008
  3,900    EXCO Resources, Inc.(a)                                       44,460
  2,300    Edge Petroleum Corp.(a)                                       45,954
  1,316    Enbridge Energy Management LLC(a)                             54,601
  4,600    Enbridge Energy Partners LP                                  200,330
  3,000    Encore Acquisition Co.(a)                                     80,490
 12,900    Endeavour International Corp.(a)                              30,831
  3,400    Energy Partners Ltd.(a)                                       64,430
 10,700    Energy Transfer Equity LP                                    283,443
  8,000    Frontier Oil Corp.                                           259,200
  6,400    FX Energy, Inc.(a)                                            29,568
  1,300    GMX Resources Inc.(a)                                         40,196
  5,100    Gasco Energy, Inc.(a)                                         22,695
  9,430    Global Industries Ltd.(a)                                    157,481
  2,330    Gulf Island Fabrication, Inc.                                 46,693
  2,400    Gulfmark Offshore, Inc.(a)                                    61,992
  3,700    Harvest Natural Resources, Inc.(a)                            50,098
  5,600    Helix Energy Solutions Group, Inc.(a)                        226,016
  1,100    Hercules Offshore, Inc.(a)                                    38,500
  4,000    Holly Corp.                                                  192,800
  1,200    Houston Exploration Co.(a)                                    73,428
  1,200    Inergy Holdings LP                                            38,424
  2,900    KCS Energy, Inc.(a)                                           86,130
    900    Linn Energy LLC                                               18,855
  3,800    Magellan Midstream Partners                                  129,124
  3,499    Mariner Energy, Inc.(a)                                       64,277
    200    Markwest Energy Partners LP                                    8,254
  1,200    Matrix Service Co.(a)                                         13,728
  3,100    McMoRan Exploration Co.(a)(f)                                 54,560
  5,100    Meridian Resource Corp.(a)                                    17,850
  5,698    Newfield Exploration Co.(a)                                  278,860
    700    OYO Geospace Corp.(a)                                         39,977
    900    PYR Energy Corp.(a)                                              945
  3,300    Pacific Energy Partners LP                                   107,514
  7,710    Patterson-UTI Energy, Inc.                                   218,270
  5,216    PetroHawk Energy Corp.(a)                                     65,722
  2,800    Petroquest Energy, Inc.(a)                                    34,384
  5,675    Pioneer Natural Resources Co.                                263,377
  4,284    Plains Exploration & Production Co.(a)                       173,673
  2,600    Pogo Producing Co.                                           119,860
  7,200    Pride International, Inc.(a)                                 224,856
  2,880    Quicksilver Resources, Inc.(a)                               106,013
  1,800    Remington Oil & Gas Corp.(a)                                  79,146
  1,900    Rosetta Resources, Inc.(a)                                    31,578
  4,400    St. Mary Land & Exploration Co.                              177,100
  1,579    Stone Energy Corp.(a)                                         73,502
  1,200    Suburban Propane Partners LP                                  37,824
  1,300    Sunoco Logistics Partners LP                                  53,105
  5,600    Superior Energy Services Inc.(a)                             189,840
    100    Superior Well Services, Inc.(a)                                2,490
  6,400    Syntroleum Corp.(a)(f)                                        38,848

44

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  4,100    TEPPCO Partners LP                                      $    144,525
  4,500    Teekay Shipping Corp.                                        188,280
  4,800    Tesoro Corp.                                                 356,928
  4,300    Todco Class A                                                175,655
  3,000    Transmontaigne, Inc.(a)                                       33,630
  3,900    Tri-Valley Corp.(a)                                           32,175
 10,500    Ultra Petroleum Corp.(a)                                     622,335
  1,300    Union Drilling, Inc.(a)                                       19,318
  1,700    Universal Compression Holdings, Inc.(a)                      107,049
  5,800    Vaalco Energy, Inc.(a)                                        56,608
  2,700    Valero LP                                                    133,245
    500    Valley National Gases, Inc.                                   13,075
  4,600    W&T Offshore, Inc.                                           178,894
  4,800    Warren Resources, Inc.(a)                                     68,928
  5,600    Western Refining, Inc.                                       120,848
  1,400    Whiting Petroleum Corp.(a)                                    58,618
                                                                   ------------
                                                                      8,998,932
                                                                   ------------
  DRUGS & MEDICINE - 8.4%
  2,200    ABX Air, Inc.(a)                                              13,288
  3,000    AMERIGROUP Corp.(a)                                           93,120
    900    ATS Medical, Inc.(a)                                           2,151
  4,450    AVANIR Pharmaceuticals Class A(a)(f)                          30,438
  3,100    AVI BioPharma, Inc.(a)(f)                                     11,625
  2,000    Abaxis, Inc.(a)                                               44,740
  1,100    Abiomed, Inc.(a)                                              14,267
 10,152    Abraxis BioScience, Inc.(a)                                  242,024
  1,700    Acadia Pharmaceuticals, Inc.(a)                               14,348
  1,600    Accelrys, Inc.(a)                                             11,408
  1,800    Adams Respiratory Therapeutics, Inc.(a)                       80,316
  3,600    Adolor Corp.(a)                                               90,036
    100    Advanced Magnetics, Inc.(a)                                    3,022
  3,035    Advanced Medical Optics, Inc.(a)                             153,875
  1,400    Advancis Pharmaceutical Corp.(a)                               4,158
    700    Air Methods Corp.(a)                                          18,326
  2,000    Albany Molecular Research, Inc.(a)                            21,360
  2,300    Alexion Pharmaceuticals, Inc.(a)                              83,076
  4,200    Alexza Pharmaceuticals, Inc.(a)                               30,786
  3,800    Align Technology, Inc.(a)                                     28,082
  5,400    Alkermes, Inc.(a)                                            102,168
  3,300    Alliance Imaging, Inc.(a)                                     21,120
  5,800    Allos Therapeutics(a)                                         20,300
  2,345    Allscripts Healthcare Solutions, Inc.(a)                      41,155
  2,600    Alpharma, Inc. Class A                                        62,504
    400    Altus Pharmaceuticals, Inc.(a)                                 7,380
  1,500    Amedisys, Inc.(a)                                             56,850
    800    America Service Group, Inc.(a)                                12,416
    800    American Dental Partners, Inc.(a)                             12,208
  5,800    American Medical Systems Holdings, Inc.(a)                    96,570
  2,600    Amsurg Corp.(a)                                               59,150
  8,700    Amylin Pharmaceuticals, Inc.(a)                              429,519
  1,700    Anadys Pharmaceuticals, Inc.(a)                                4,964
  4,200    Andrx Corp.(a)                                                97,398
    400    Anesiva, Inc.(a)                                               3,040
    513    Angiodynamics, Inc.(a)                                        13,877
  3,200    Antigenics, Inc.(a)(f)                                         6,784
  4,300    Applera Corp. - Celera Genomics Group(a)                      55,685
  2,300    Apria Healthcare Group, Inc.(a)                               43,470
  1,640    Aradigm Corp.(a)                                               2,214
  2,740    Arena Pharmaceuticals, Inc.(a)                                31,729
  3,600    Ariad Pharmaceuticals, Inc.(a)                                16,236
  2,430    Arqule, Inc.(a)                                               13,705
  4,800    Array Biopharma, Inc.(a)                                      41,280
  2,400    Arrow International, Inc.                                     78,888
  1,700    Arthrocare Corp.(a)                                           71,417
  1,100    Aspect Medical Systems, Inc.(a)                               19,184
  3,700    Atherogenics Inc.(a)(f)                                       48,285
  4,400    Avant Immunotherapeutics, Inc.(a)                              7,084
  1,000    Avigen, Inc.(a)                                                5,180
  3,000    Axonyx, Inc.(a)                                                2,550
  1,700    Barrier Therapeutics, Inc.(a)                                 11,118
  2,300    Beckman Coulter, Inc.                                        127,765
    900    Bentley Pharmaceuticals, Inc.(a)                               9,864
  1,700    BioCryst Pharmaceuticals, Inc.(a)                             24,361
  5,700    Bioenvision, Inc.(a)                                          30,381

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  2,400    Biolase Technology, Inc.(f)                             $     20,160
  6,500    BioMarin Pharmaceuticals, Inc.(a)                             93,405
 16,816    Biopure Corp.(a)(f)                                           20,516
  1,900    Bio-Reference Labs, Inc.(a)                                   41,344
  2,596    Bioscript, Inc.(a)                                            13,941
  1,460    Biosite, Inc.(a)                                              66,664
    900    BioSphere Medical, Inc.(a)                                     5,715
  1,800    BioVeris Corp.(a)                                             14,490
    900    Bradley Pharmaceuticals, Inc.(a)                               9,180
    388    Britesmile, Inc.(a)                                            1,121
    800    CNS, Inc.                                                     19,600
  3,900    CV Therapeutics, Inc.(a)                                      54,483
 16,300    Calypte Biomedical Corp.(a)                                    3,260
  1,200    Cambrex Corp.                                                 24,996
    510    Cardiac Science Corp.(a)                                       4,024
  2,900    Cardiodynamics International Corp.(a)                          3,654
  1,476    Cardiotech International, Inc.(a)                              2,893
 18,900    Cell Therapeutics, Inc.(a)(f)                                 27,216
  2,500    Centene Corp.(a)                                              58,825
  3,100    Cephalon, Inc.(a)                                            186,310
  1,400    Cerus Corp.(a)                                                 9,982
  3,192    Charles River Laboratories International, Inc.(a)            117,466
    900    Cholestech Corp.(a)                                           11,430
  1,700    Ciphergen Biosystems, Inc.(a)                                  1,887
 11,200    Clarient, Inc.(a)                                              9,632
     58    Clinical Data, Inc.(a)                                           930
  2,700    Collagenex Pharmaceuticals, Inc.(a)                           32,346
  8,600    Columbia Laboratories, Inc.(a)                                30,100
  4,400    Community Health Systems, Inc.(a)                            161,700
  1,800    Conceptus, Inc.(a)                                            24,552
  2,050    Conmed Corp.(a)                                               42,435
  2,800    Conor Medsystems, Inc.(a)                                     77,252
  3,143    Cooper Cos., Inc.                                            139,203
    142    CorAutus Genetics, Inc.(a)                                        99
    600    Corvel Corp.(a)                                               15,000
  3,300    Covance, Inc.(a)                                             202,026
  2,400    CryoLife, Inc.(a)                                             12,960
  4,000    Cubist Pharmaceuticals, Inc.(a)                              100,720
  3,300    Curis, Inc.(a)                                                 4,455
  1,700    Cutera, Inc.(a)                                               33,524
  1,500    Cyberonics, Inc.(a)(f)                                        31,980
  2,200    Cynosure, Inc. Class A(a)                                     31,460
  3,900    Cypress Bioscience, Inc.(a)                                   23,946
    930    Cytogen Corp.(a)                                               2,325
  1,700    Cytokinetics, Inc.(a)                                         10,693
  6,300    Cytyc Corp.(a)                                               159,768
    700    DJO, Inc.(a)                                                  25,781
  6,150    Dade Behring Holdings, Inc.                                  256,086
  1,400    Datascope Corp.                                               43,176
  7,200    DaVita, Inc.(a)                                              357,840
    900    Daxor Corp.(a)                                                15,444
  8,130    Dendreon Corp.(a)                                             39,349
  3,950    Dentsply International, Inc.                                 239,370
  5,600    Depomed, Inc.(a)                                              32,872
  3,000    DexCom, Inc.(a)                                               40,740
  1,700    Diagnostic Products Corp.                                     98,889
  1,300    Dialysis Corp. of America(a)                                  14,365
    200    Diametrics Medical, Inc.(a)                                       14
  1,000    Digene Corp.(a)                                               38,740
 14,000    Discovery Laboratories, Inc.(a)                               29,260
  5,200    Dov Pharmaceutical, Inc.(a)                                   11,024
  7,800    Durect Corp.(a)                                               30,186
  1,300    Dusa Pharmaceuticals, Inc.(a)                                  7,345
      4    Dynacq Healthcare, Inc.(a)                                         5
  1,600    EPIX Pharmaceuticals, Inc.(a)                                  6,960
    600    E-Z-EM, Inc.(a)                                                8,160
  3,300    Edwards Lifesciences Corp.(a)                                149,919
  3,400    Emisphere Technologies, Inc.(a)                               29,002
  4,081    Encore Medical Corp.(a)                                       19,630
  8,800    Endo Pharmaceuticals Holdings, Inc.(a)                       290,224
  6,200    Endologix, Inc.(a)                                            21,948
  4,300    Entremed, Inc.(a)                                              7,095
  1,373    Enzo Biochem, Inc.(a)                                         20,705
  5,200    Enzon Pharmaceuticals, Inc.(a)                                39,208
    673    EpiCept Corp.(a)(f)                                            1,615
    725    Escalon Medical Corp.(a)                                       3,661
  3,781    ev3, Inc.(a)(f)                                               55,997
  1,600    Exact Sciences Corp.(a)                                        3,360
    700    Exactech, Inc.(a)                                              9,625
 17,300    Fonar Corp.(a)                                                10,034

46

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,300    FoxHollow Technologies Inc.(a)(f)                       $     35,516
  3,400    Genaera Corp.(a)                                               1,904
  1,900    Gene Logic, Inc.(a)                                            2,565
  1,060    Genelabs Technologies, Inc.(a)                                 1,516
 73,340    Genentech, Inc.(a)(f)                                      5,999,212
  1,150    Genesis HealthCare Corp.(a)                                   54,476
  2,100    Genitope Corp.(a)                                             13,272
  2,600    Gen-Probe, Inc.(a)                                           140,348
  7,800    Genta, Inc.(a)                                                12,792
  3,800    Geron Corp.(a)                                                26,220
  7,300    GlobeTel Communications Corp.(a)(f)                            8,833
  1,200    Greatbatch, Inc.(a)                                           28,320
  3,800    HMS Holdings Corp.(a)                                         40,736
  1,600    Haemonetics Corp.(a)                                          74,416
  5,900    Health Grades Inc.(a)                                         26,314
  5,080    Health Net, Inc.(a)                                          229,464
  1,551    Healthcare Services Group                                     32,493
  2,200    HealthExtras, Inc.(a)                                         66,484
  2,600    Healthspring, Inc.(a)                                         48,750
  1,900    HealthTronics, Inc.(a)                                        14,535
  2,500    Healthways, Inc.(a)                                          131,600
  1,300    Hemispherx Biopharma, Inc.(a)(f)                               3,302
  3,900    Henry Schein, Inc.(a)                                        182,247
  4,200    Herbalife Ltd.(a)                                            167,580
  2,745    Hillenbrand Industries, Inc.                                 133,133
    775    Hi-Tech Pharmacal Co., Inc.(a)                                12,842
  2,300    Hollis-Eden Pharmaceuticals(a)                                11,017
  2,600    Hologic, Inc.(a)                                             128,336
  4,600    Hooper Holmes, Inc.                                           14,030
  7,600    Human Genome Sciences, Inc.(a)                                81,320
  2,900    Hydron Technologies, Inc.(a)                                   1,247
  3,700    ICOS Corp.(a)                                                 81,363
  1,200    ICU Medical, Inc.(a)                                          50,688
  1,600    II-VI, Inc.(a)                                                29,280
  2,500    Idexx Laboratories, Inc.(a)                                  187,825
  1,100    I-Flow Corp.(a)                                               11,902
  5,921    ImClone Systems, Inc.(a)                                     228,787
  3,937    Immucor, Inc.(a)                                              75,709
  4,000    Immunicon Corp.(a)                                            20,840
  2,900    Immunogen, Inc.(a)                                             9,077
  3,200    Immunomedics, Inc.(a)(f)                                       8,448
  7,200    Incyte Corp.(a)                                               33,120
  5,800    Indevus Pharmaceuticals, Inc.(a)                              31,726
  4,200    Insmed, Inc.(a)(f)                                             6,720
  7,200    Inspire Pharmaceuticals, Inc.(a)                              33,480
  1,900    Integra LifeSciences Holdings Corp.(a)                        73,739
  3,600    InterMune, Inc.(a)(f)                                         59,220
  1,700    IntraLase Corp.(a)                                            28,458
  2,600    Introgen Therapeutics, Inc.(a)(f)                             11,050
  1,650    Intuitive Surgical, Inc.(a)                                  194,651
  1,900    Invacare Corp.                                                47,272
  1,128    Inverness Medical Innovations, Inc.(a)                        31,843
  4,400    Isis Pharmaceuticals, Inc.(a)                                 26,620
  4,600    Ista Pharmaceuticals, Inc.(a)                                 33,212
  2,200    KV Pharmaceutical Co. Class A(a)                              41,052
  1,300    Kendle International, Inc.(a)                                 47,749
    700    Kensey Nash Corp.(a)                                          20,650
  2,190    Kindred Healthcare, Inc.(a)                                   56,940
  4,515    Kinetic Concepts, Inc.(a)                                    199,337
  1,700    Kosan Biosciences, Inc.(a)                                     6,800
  1,900    Kyphon, Inc.(a)                                               72,884
  1,150    LCA-Vision, Inc.                                              60,847
    740    La Jolla Pharmaceutical Co.(a)                                 2,716
  1,100    Lakeland Industries, Inc.(a)                                  16,467
    400    Landauer, Inc.                                                19,160
    300    Langer, Inc.(a)                                                1,230
    800    Lectec Corp.(a)                                                  264
  2,700    Lexicon Genetics, Inc.(a)                                     11,853
  2,700    Lifecell Corp.(a)                                             83,484
    700    Lifecore Biomedical, Inc.(a)                                  10,990
  2,545    LifePoint Hospitals, Inc.(a)                                  81,771
  4,600    Lincare Holdings, Inc.(a)                                    174,064
  4,540    MGI Pharma, Inc.(a)                                           97,610
    126    Macrochem Corp.(a)                                                82
  2,879    Magellan Health Services, Inc.(a)                            130,447
  3,100    Mannatech, Inc.                                               39,091
  2,900    MannKind Corp.(a)                                             61,799
  1,100    Martek Biosciences Corp.(a)                                   31,845
  7,100    Medarex, Inc.(a)                                              68,231

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  2,300    Medcath Corp.(a)                                        $     43,332
    600    Medical Action Industries, Inc.(a)                            13,254
  2,870    Medicines Co.(a)                                              56,109
  1,900    Medicis Pharmaceutical Corp. Class A                          45,600
  1,800    Medifast Inc.(a)                                              32,166
  2,030    Medis Technologies Ltd.(a)(f)                                 41,168
    300    Medwave, Inc.(a)                                                 759
  2,600    Mentor Corp.                                                 113,100
  1,350    Meridian Bioscience, Inc.                                     33,683
  1,568    Merit Medical Systems, Inc.(a)                                21,576
    300    Metropolitan Health Networks, Inc.(a)                            837
    533    Micromet, Inc.(a)                                              2,281
  2,600    Microtek Medical Holdings, Inc.(a)                             9,932
 13,838    Millennium Pharmaceuticals, Inc.(a)                          137,965
  1,500    Mine Safety Appliances Co.                                    60,300
  1,000    Molecular Devices Corp.(a)                                    30,560
  1,700    Molina Healthcare, Inc.(a)                                    64,685
  6,760    Monogram Biosciences, Inc.(a)                                 13,385
  2,500    Myogen, Inc.(a)                                               72,500
  1,800    Myriad Genetics, Inc.(a)                                      45,450
  4,000    NBTY, Inc.(a)                                                 95,640
  6,040    NPS Pharmaceuticals, Inc.(a)                                  29,475
  3,500    Nabi Biopharmaceuticals(a)                                    20,090
    150    National Dentex Corp.(a)                                       3,480
    400    National Healthcare Corp.                                     17,820
    400    Natrol, Inc.(a)                                                  756
  1,100    Natus Medical, Inc.(a)                                        10,879
  5,200    Nektar Therapeutics(a)                                        95,368
  4,986    Neopharm, Inc.(a)                                             26,575
  1,900    Neose Technologies, Inc.(a)                                    7,695
  3,745    Neurocrine Biosciences, Inc.(a)                               39,697
  2,400    Neurogen Corp.(a)                                             12,288
  1,300    Neurometrix, Inc.(a)                                          39,598
  3,100    New River Pharmaceuticals, Inc.(a)(f)                         88,350
  1,600    Northfield Laboratories, Inc.(a)(f)                           15,824
  3,500    Novavax, Inc.(a)(f)                                           17,640
  2,000    Noven Pharmaceuticals, Inc.(a)                                35,800
    250    Novoste Corp.(a)                                                 663
  1,400    Nutraceutical International Corp.(a)                          21,462
  3,300    NuVasive, Inc.(a)                                             60,159
  2,921    Nuvelo, Inc.(a)                                               48,635
  2,667    OSI Pharmaceuticals, Inc.(a)                                  87,904
  4,500    Oakley, Inc.                                                  75,825
  3,050    Odyssey HealthCare, Inc.(a)                                   53,589
  4,900    Omnicare, Inc.                                               232,358
  3,700    Onyx Pharmaceuticals, Inc.(a)                                 62,271
  4,775    OraSure Technologies, Inc.(a)                                 45,458
  4,100    Orthologic Corp.(a)                                            6,642
  5,920    Orthovita, Inc.(a)                                            24,982
  4,400    Oscient Pharmaceuticals Corp.(a)                               3,784
  3,300    Osteotech, Inc.(a)                                            13,332
  2,300    Owens & Minor, Inc.                                           65,780
  5,100    PDL BioPharma, Inc.(a)                                        93,891
  5,500    PSS World Medical, Inc.(a)                                    97,075
  4,500    Pain Therapeutics, Inc.(a)                                    37,575
  1,200    Par Pharmaceutical Cos., Inc.(a)                              22,152
  2,400    Parexel International Corp.(a)                                69,240
  1,180    Pediatric Services of America, Inc.(a)                        14,726
  3,400    Pediatrix Medical Group, Inc.(a)                             154,020
  2,200    Penwest Pharmaceuticals Co.(a)                                48,026
 20,800    Peregrine Pharmaceuticals, Inc.(a)                            34,528
  5,500    Perrigo Co.                                                   88,550
  2,700    PetMed Express, Inc.(a)                                       29,619
  5,600    Pharmaceutical Product Development, Inc.                     196,672
    700    Pharmacopeia Drug Discovery, Inc.(a)                           2,800
  2,290    Pharmacyclics, Inc.(a)                                         8,839
  3,100    Pharmion Corp.(a)                                             52,793
  1,140    Pharmos Corp.(a)                                               2,394
  1,423    PolyMedica Corp.                                              51,171
  4,400    Pozen, Inc.(a)                                                30,976
    620    Praecis Pharmaceuticals, Inc.(a)                               1,885
  2,500    Prestige Brands Holdings, Inc.(a)                             24,925
  2,400    Progenics Pharmaceuticals, Inc.(a)                            57,744
    800    Proxymed, Inc.(a)                                              5,808
    125    Psychemedics Corp.                                             2,195
  3,132    Psychiatric Solutions, Inc.(a)                                89,763

48

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  2,700    QMed, Inc.(a)                                           $     10,908
  1,900    Quidel Corp.(a)                                               18,050
  2,000    Radiation Therapy Services, Inc.(a)                           53,820
  1,100    Radiologix, Inc.(a)                                            2,530
  1,600    Regeneration Technologies, Inc.(a)                            10,240
  2,800    Regeneron Pharmaceuticals, Inc.(a)                            35,896
  1,900    RehabCare Group, Inc.(a)                                      33,022
  1,800    Renovis, Inc.(a)                                              27,558
  1,200    Res-Care, Inc.(a)                                             24,000
  5,300    Resmed, Inc.(a)                                              248,835
  4,200    Respironics, Inc.(a)                                         143,724
  1,300    Retractable Technologies, Inc.(a)                              4,810
  7,000    Rita Medical Systems, Inc.(a)                                 24,220
  4,203    Salix Pharmaceuticals Ltd.(a)                                 51,697
  4,500    Sangamo Biosciences, Inc.(a)                                  26,550
  2,700    Santarus, Inc.(a)(f)                                          17,955
  3,500    Savient Pharmaceuticals, Inc.(a)                              18,375
  5,700    Sciclone Pharmaceuticals, Inc.(a)                             13,053
  2,850    Sciele Pharma, Inc.(a)                                        66,092
  3,600    Seattle Genetics, Inc.(a)                                     16,560
  4,955    Sepracor, Inc.(a)                                            283,129
  2,385    Serologicals Corp.(a)                                         74,984
  4,000    Sierra Health Services, Inc.(a)                              180,120
  2,015    Sirna Therapeutics, Inc.(a)                                   11,486
    200    Somaxon Pharmaceuticals, Inc.(a)                               3,122
  3,500    Sonic Innovations, Inc.(a)                                    15,750
  1,600    SonoSite, Inc.(a)                                             62,464
  1,900    Sparta Surgical Corp.(a)                                           -
    755    Specialized Health Products International, Inc.(a)               294
     16    Spectrum Pharmaceuticals, Inc.(a)                                 62
  2,400    Staar Surgical Co.(a)                                         18,576
 12,600    Star Scientific, Inc.(a)                                      32,508
  5,400    StemCells, Inc.(a)                                            11,070
    300    Stereotaxis, Inc.(a)                                           3,237
  2,800    Steris Corp.                                                  64,008
  3,000    Sunrise Senior Living, Inc.(a)                                82,950
  3,130    SuperGen, Inc.(a)                                             11,362
  1,500    SurModics, Inc.(a)(f)                                         54,165
    300    Symbion, Inc.(a)                                               6,228
    900    Symmetry Medical, Inc.(a)                                     13,860
  2,100    Synovis Life Technologies, Inc.(a)                            20,643
  8,500    SyntheMed, Inc.(a)                                             6,545
  3,800    Tanox, Inc.(a)                                                52,554
    850    Targeted Genetics Corp.(a)                                     1,938
  2,300    Techne Corp.(a)                                              117,116
  3,730    Telik, Inc.(a)                                                61,545
  2,600    Tercica, Inc.(a)                                              13,754
  1,900    Theragenics Corp.(a)                                           6,479
  3,100    Theravance, Inc.(a)                                           70,928
  8,700    Third Wave Technologies, Inc.(a)                              25,926
  3,100    Thoratec Corp.(a)                                             42,997
  7,400    Threshold Pharmaceuticals, Inc.(a)                            25,900
  2,800    Titan Pharmaceuticals, Inc.(a)                                 5,992
    900    Transgenomic, Inc.(a)                                            414
  3,146    Triad Hospitals, Inc.(a)                                     124,519
  1,500    Trimeris, Inc.(a)                                             17,235
  1,600    TriPath Imaging, Inc.(a)                                      10,592
    700    Tripos, Inc.(a)                                                1,519
    800    US Physical Therapy, Inc.(a)                                  11,712
  1,900    USANA Health Sciences, Inc.(a)                                72,010
  2,100    United Surgical Partners International, Inc.(a)               63,147
  1,400    United Therapeutics Corp.(a)                                  80,878
  1,500    Universal Display Corp.(a)                                    19,965
  1,800    Universal Health Services, Inc. Class B                       90,468
  1,700    Urologix, Inc.(a)                                              5,338
  1,100    Utah Medical Products, Inc.                                   33,011
  3,640    VCA Antech, Inc.(a)                                          116,225
  3,100    Valeant Pharmaceuticals International                         52,452
    193    Valentis, Inc.(a)                                                639
  5,820    Varian Medical Systems, Inc.(a)                              275,577
  2,300    Vasomedical, Inc.(a)                                             115
  2,200    Ventana Medical Systems Inc.(a)                              103,796
  4,762    Vertex Pharmaceuticals, Inc.(a)                              174,813
  2,600    ViaCell, Inc.(a)                                              11,830
  1,800    Viasys Healthcare, Inc.(a)                                    46,080
  1,000    Vical, Inc.(a)                                                 5,550
  3,300    Vion Pharmaceuticals, Inc.(a)                                  4,389

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,390    Viragen, Inc.(a)(f)                                     $        514
  3,700    Viropharma, Inc.(a)                                           31,894
  1,205    VistaCare, Inc. Class A(a)                                    14,581
    700    Vital Signs, Inc.                                             34,671
  7,600    Vivus, Inc.(a)                                                29,260
     60    Vnus Medical Technologies, Inc.(a)                               503
  1,600    West Pharmaceutical Services, Inc.                            58,048
  1,400    Wright Medical Group, Inc.(a)                                 29,302
 16,500    XOMA Ltd.(a)                                                  28,050
    200    Xenoport, Inc.(a)                                              3,622
  2,700    Zila, Inc.(a)                                                  8,748
  1,455    Zoll Medical Corp.(a)                                         47,666
  2,900    Zymogenetics, Inc.(a)                                         55,013
                                                                   ------------
                                                                     24,282,316
                                                                   ------------
  ELECTRONICS - 5.0%
  7,300    8x8, Inc.(a)(f)                                                7,081
     56    ACE*COMM Corp.(a)                                                152
    900    ADE Corp.(a)                                                  29,241
  4,700    AMIS Holdings, Inc.(a)                                        47,000
  3,100    APAC Customer Services, Inc.(a)                                5,952
  1,800    ATMI, Inc.(a)                                                 44,316
 10,300    AVX Corp.                                                    162,637
  1,200    AXT, Inc.(a)                                                   3,888
  2,400    Actel Corp.(a)                                                34,440
  2,600    Acuity Brands, Inc.                                          101,166
  4,800    Acxiom Corp.                                                 120,000
    400    Advanced Analogic Technologies, Inc.(a)                        4,192
  2,200    Advanced Energy Industries, Inc.(a)                           29,128
 11,863    Agere Systems, Inc.(a)                                       174,386
  2,200    Agilysys, Inc.                                                39,600
     20    Airnet Communications Corp.(a)                                     1
  1,400    Alliance Fiber Optic Products, Inc.(a)                         2,030
  5,000    Alliance Semiconductor Corp.(a)                               13,550
  1,962    Alliant Techsystems, Inc.(a)                                 149,799
  8,400    Altair Nanotechnologies, Inc.(a)                              25,788
  1,100    American Physicians Capital, Inc.(a)                          57,849
    700    American Science & Engineering, Inc.(a)                       40,544
    100    American Technical Ceramics Corp.(a)                           1,320
 11,110    Amkor Technology, Inc.(a)                                    105,101
    600    Ampex Corp.(a)                                                 6,996
  4,005    Amphenol Corp. Class A                                       224,120
    100    Amtech Systems, Inc.(a)                                          697
  2,800    Anadigics, Inc.(a)                                            18,816
  2,300    Anaren, Inc.(a)                                               47,127
  2,300    Anixter International, Inc.                                  109,158
 11,500    Applied Micro Circuits Corp.(a)                               31,395
  5,100    Arris Group, Inc.(a)                                          66,912
  5,400    Arrow Electronics, Inc.(a)                                   173,880
  4,300    Asyst Technologies Inc.(a)                                    32,379
  2,100    Atheros Communications Inc.(a)                                39,816
 24,800    Atmel Corp.(a)                                               137,640
  2,200    Audiovox Corp. Class A(a)                                     30,052
 12,400    Avanex Corp.(a)                                               21,824
  2,456    Avid Technology, Inc.(a)                                      81,858
  6,564    Avnet, Inc.(a)                                               131,411
    900    Aware, Inc.(a)                                                 5,112
  7,500    Axcelis Technologies, Inc.(a)                                 44,250
  1,500    Axsys Technologies, Inc.(a)                                   22,605
    400    Badger Meter, Inc.                                            10,800
    600    Bel Fuse, Inc.                                                19,686
  2,800    Belden CDT, Inc.                                              92,540
  2,135    Bell Microproducts, Inc.(a)                                   11,572
  3,700    Benchmark Electronics, Inc.(a)                                89,244
  3,200    Bookham, Inc.(a)                                              10,752
  3,580    Broadwing Corp.(a)                                            37,053
  5,482    Brooks Automation, Inc.(a)                                    64,688
  5,300    Bruker BioSciences Corp.(a)                                   28,408
  1,800    C&D Technologies, Inc.                                        13,536
  2,800    C-COR, Inc.(a)                                                21,616
 22,100    CMGI, Inc.(a)                                                 26,741
  2,200    CTS Corp.                                                     32,758
    800    Cabot Microelectronics Corp.(a)                               24,248
 13,200    Cadence Design Systems, Inc.(a)                              226,380
  1,300    CalAmp Corp.(a)                                               11,557
  4,000    California Micro Devices CP(a)                                16,000
  2,385    Caliper Life Sciences, Inc.(a)                                11,901
  1,100    Candela Corp.(a)                                              17,446

50

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  6,800    Captaris, Inc.(a)                                       $     31,620
  3,200    Cepheid, Inc.(a)                                              31,072
  1,103    Ceva, Inc.(a)                                                  6,375
    700    Champion Industries, Inc.                                      5,838
  2,300    Checkpoint Systems, Inc.(a)                                   51,083
  5,100    Cirrus Logic, Inc.(a)                                         41,514
  2,200    Coherent, Inc.(a)                                             74,206
  1,300    Cohu, Inc.                                                    22,815
  1,900    CommScope, Inc.(a)                                            59,698
  1,800    Comtech Telecommunications Corp.(a)                           52,686
 27,548    Conexant Systems, Inc.(a)                                     68,870
  4,200    Cox Radio, Inc. Class A(a)                                    60,564
  7,700    Credence Systems Corp.(a)                                     26,950
  3,400    Cree, Inc.(a)(f)                                              80,784
  1,605    Cymer, Inc.(a)                                                74,568
  6,200    Cypress Semiconductor Corp.(a)                                90,148
  3,200    Daktronics, Inc.                                              92,384
    100    Dataram Corp.                                                    467
  3,627    DDi Corp.(a)                                                  29,741
  2,600    DSP Group, Inc.(a)                                            64,610
    700    DTS, Inc.(a)                                                  13,636
  1,300    DealerTrack Holdings, Inc.(a)                                 28,743
  2,200    Diodes, Inc.(a)                                               91,168
  1,600    Dionex Corp.(a)                                               87,456
  6,100    Dolby Laboratories, Inc. Class A(a)                          142,130
    600    Ducommun, Inc.(a)                                             11,112
  1,400    Dynamics Research Corp.(a)                                    19,012
  2,800    EFJ, Inc.(a)                                                  16,828
    700    EMS Technologies, Inc.(a)                                     12,579
  4,000    ESS Technology, Inc.(a)                                        8,640
    382    Eagle Broadband, Inc.(a)                                         420
  2,500    Electro Scientific Industries, Inc.(a)                        44,975
  1,700    Electroglas, Inc.(a)                                           5,168
  3,300    Electronics for Imaging Inc.(a)                               68,904
    200    eMagin Corp.(a)                                                   58
  1,900    Emcore Corp.(a)                                               18,240
  1,400    Empire Resources, Inc.                                        18,508
  3,400    Emulex Corp.(a)                                               55,318
  1,000    EndWare Corp.(a)                                              12,430
  3,300    Energizer Holdings, Inc.(a)                                  193,281
  1,600    Energy Conversion Devices, Inc.(a)                            58,288
  1,800    EnerSys(a)                                                    37,620
    125    Entrada Networks, Inc.(a)                                          -
  3,700    Exar Corp.(a)                                                 49,099
  4,300    Exide Technologies(a)                                         18,404
  3,100    FEI Co.(a)                                                    70,308
  5,300    FSI International, Inc.(a)                                    36,517
  5,600    Fairchild Semiconductor International, Inc.(a)               101,752
  1,600    Faro Technologies, Inc.(a)                                    27,136
  4,000    Flir Systems, Inc.(a)                                         88,240
  1,000    Flotek Industries, Inc.(a)                                    15,550
  2,000    Formfactor, Inc.(a)                                           89,260
  2,900    FuelCell Energy, Inc.(a)(f)                                   27,782
  2,400    GTC Biotherapeutics, Inc.(a)                                   3,648
  2,900    General Cable Corp.(a)                                       101,500
  3,100    Genesis Energy LP                                             43,338
  3,400    Genesis Microchip, Inc.(a)                                    39,304
  4,000    Getty Images, Inc.(a)                                        254,040
  4,700    Glenayre Technologies, Inc.(a)                                12,408
  4,300    Harmonic, Inc.(a)                                             19,264
  5,990    Harris Corp.                                                 248,645
  1,520    Harvard Bioscience, Inc.(a)                                    6,764
  3,600    Hearst-Argyle Television, Inc.                                79,416
  3,775    Herley Industries, Inc.(a)                                    42,318
    447    Hifn, Inc.(a)                                                  2,762
  1,200    Hittite Microwave Corp.(a)                                    43,392
    800    Hungarian Telephone & Cable(a)                                12,008
  1,495    Hutchinson Technology, Inc.(a)                                32,337
    800    INVESTools, Inc.(a)                                            6,352
  4,300    ION Media Networks, Inc.(a)                                    3,956
  1,000    IRIS International, Inc.(a)                                   13,160
  1,900    IXYS Corp.(a)                                                 18,240
    200    Ikanos Communications, Inc.(a)                                 3,038
  3,300    Illumina, Inc.(a)                                             97,878
  4,300    Infosonics Corp.(a)                                           25,972
  3,935    Innovex, Inc.(a)                                              15,032
  2,600    Integrated Silicon Solutions, Inc.(a)                         14,326
  5,900    Interactive Data Corp.(a)                                    118,531
    100    Interlink Electronics, Inc.(a)                                   315

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  3,204    Intermagnetics General Corp.(a)                         $     86,444
  2,800    International Rectifier Corp.(a)                             109,424
  6,315    Intersil Corp. Class A                                       146,824
  1,700    Itron, Inc.(a)                                               100,742
  2,600    Ixia(a)                                                       23,400
  1,200    Keithley Instruments, Inc.                                    15,276
  2,800    Kemet Corp.(a)                                                25,816
  1,800    Komag, Inc.(a)                                                83,124
  4,200    Kopin Corp.(a)                                                15,162
  4,700    Kulicke & Soffa Industries, Inc.(a)                           34,827
    100    LCC International, Inc. Class A(a)                               373
  6,300    Lam Research Corp.(a)                                        293,706
  1,650    Laserscope(a)                                                 50,837
  7,270    Lattice Semiconductor Corp.(a)                                44,929
  6,100    Leadis Technology, Inc.(a)                                    33,672
    900    LeCroy Corp.(a)                                               12,915
    100    Lightpath Technologies, Inc. Class A(a)                          406
  1,670    Littelfuse, Inc.(a)                                           57,415
  9,900    MEMC Electronic Materials, Inc.(a)                           371,250
  3,153    MKS Instruments, Inc.(a)                                      63,438
  7,287    MRV Communications, Inc.(a)                                   22,663
  1,900    MTS Systems Corp.                                             75,069
 20,000    Marvell Technology Group Ltd.(a)(h)                          886,600
  5,200    Mattson Technology, Inc.(a)                                   50,804
  2,200    Maxwell Technologies, Inc.(a)                                 43,186
  1,400    Mercury Computer Systems, Inc.(a)                             21,546
    500    Mestek, Inc.(a)                                                8,300
  2,200    Methode Electronics, Inc.                                     23,122
  3,817    Microsemi Corp.(a)                                            93,058
  2,000    Microtune, Inc.(a)                                            12,520
  1,700    Mobility Electronics, Inc.(a)                                 12,342
  1,855    MoSys, Inc.(a)                                                14,506
  1,100    Multi-Fineline Electronix, Inc.(a)                            36,509
    100    M-Wave, Inc.(a)                                                   91
    800    NU Horizons Electronics Corp.(a)                               7,720
  4,225    Nanogen, Inc.(a)                                               8,028
  2,000    Nanometrics, Inc.(a)                                          19,860
  3,000    Nanophase Technologies Corp.(a)                               21,720
  3,900    Napco Security Systems, Inc.(a)                               37,908
    320    Neomagic Corp.(a)                                              1,008
  1,000    Neoware Systems, Inc.(a)                                      12,290
  2,800    Netgear, Inc.(a)                                              60,620
    600    Netlogic Microsystems, Inc.(a)                                19,350
  1,300    Newport Corp.(a)                                              20,956
 10,035    Nuance Communications, Inc.(a)                               100,952
 19,150    ON Semiconductor Corp.(a)                                    112,602
    800    OSI Systems, Inc.(a)                                          14,216
  3,000    Omni Energy Services Corp(a)                                  35,250
  3,900    Omnivision Technologies, Inc.(a)                              82,368
  1,300    Oplink Communications, Inc.(a)                                23,803
    400    Optical Communication Products, Inc.(a)                          804
    200    PDF Solutions, Inc.(a)                                         2,482
  1,500    PLX Technology, Inc.(a)                                       18,330
  1,400    Palomar Medical Technologies, Inc.(a)                         63,882
  1,150    Park Electrochemical Corp.                                    29,613
    800    Parkervision, Inc.(a)(f)                                       7,280
  9,100    Pemstar, Inc.(a)                                              31,213
  1,500    Pericom Semiconductor Corp.(a)                                12,450
  1,600    Photon Dynamics, Inc.(a)                                      20,032
  3,300    Pixelworks, Inc.(a)                                            9,009
    900    Planar Systems, Inc.(a)                                       10,836
  1,600    Plantronics, Inc.                                             35,536
  1,500    Plexus Corp.(a)                                               51,315
  3,000    Portalplayer, Inc.(a)                                         29,430
    600    Powell Industries, Inc.(a)                                    14,358
  1,800    Power Integrations, Inc.(a)                                   31,464
  5,100    Power-One, Inc.(a)                                            33,660
  3,600    Powerwave Technologies, Inc.(a)                               32,832
    400    Preformed Line Products Co.                                   15,160
  8,400    Quantum Corp.(a)                                              22,008
    200    QuickLogic Corp.(a)                                              978
  6,135    RF Micro Devices, Inc.(a)                                     36,626
    900    Radisys Corp.(a)                                              19,764
  7,200    Rambus, Inc.(a)                                              164,232
  1,900    Raven Industries, Inc.                                        59,850
    700    Rex Stores Corp.(a)                                           10,045
    800    Richardson Electronics Ltd.                                    5,880
    900    Rofin-Sinar Technologies, Inc.(a)                             51,723
  1,728    Rudolph Technologies, Inc.(a)                                 25,056

52

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  5,900    SAFLINK Corp.(a)                                        $      2,192
    800    SCM Microsystems, Inc.(a)                                      2,440
  1,200    Sagemark Cos. Ltd.(a)                                          1,320
 39,532    Seagate Technology                                           895,004
  1,100    Semitool, Inc.(a)                                              9,922
  4,200    Semtech Corp.(a)                                              60,690
  6,700    Sigmatel, Inc.(a)                                             27,537
  1,200    Sigmatron International, Inc.(a)                              10,020
  4,700    Silicon Image, Inc.(a)                                        50,666
  2,700    Silicon Laboratories, Inc.(a)                                 94,905
  6,000    Silicon Storage Technology, Inc.(a)                           24,360
  2,800    SimpleTech, Inc.(a)                                           10,500
  4,000    Sirenza Microdevices, Inc.(a)                                 48,560
  2,200    Sirf Technology Holdings, Inc.(a)                             70,884
  9,100    Skyworks Solutions, Inc.(a)                                   50,141
  1,400    Smart Modular Technologies WWH, Inc.(a)                       12,292
    250    Somera Communications, Inc.(a)                                 1,063
  9,000    Spansion LLC Class A(a)                                      143,460
  1,300    Spectralink Corp.                                             11,466
  3,100    Spectrum Brands, Inc.(a)                                      40,052
  3,100    Staktek Holdings, Inc.(a)                                     15,066
  1,400    Standard Microsystems Corp.(a)                                30,562
  9,600    Stratex Networks, Inc.(a)                                     32,544
  5,200    Sunpower Corp. Class A(a)                                    145,704
    200    Suntron Corp.(a)                                                 286
    432    Superconductor Technologies, Inc.(a)                             877
  1,200    Superior Essex, Inc.(a)                                       35,916
  1,500    Supertex, Inc.(a)                                             59,910
  4,176    Symmetricom, Inc.(a)                                          29,524
  2,300    Synaptics, Inc.(a)                                            49,220
  2,300    TTM Technologies, Inc.(a)                                     33,281
  4,730    Taser International, Inc.(a)                                  37,320
  1,900    Technitrol, Inc.                                              43,985
 10,100    Tegal Corp.(a)                                                 3,838
  4,000    Tekelec(a)                                                    49,400
  3,300    Telkonet, Inc.(a)                                             10,362
     75    Terabeam, Inc.(a)                                                153
  1,800    Tessera Technologies, Inc.(a)                                 49,500
  5,500    Therma-Wave, Inc.(a)                                           7,205
  2,965    Thomas & Betts Corp.(a)                                      152,105
    800    Tollgrade Communications, Inc.(a)                              7,760
 11,200    Transmeta Corp.(a)(f)                                         18,144
  5,200    Transwitch Corp.(a)                                           10,972
  9,845    Triquint Semiconductor, Inc.(a)                               43,909
    200    Tvia, Inc.(a)                                                    708
  1,500    Tweeter Home Entertainment Group, Inc.(a)                     10,650
  3,200    Ultralife Batteries, Inc.(a)                                  32,416
  1,700    Ultratech, Inc.(a)                                            26,758
  1,100    United Industrial Corp.                                       49,775
    600    Unitil Corp.                                                  14,436
  6,300    Valence Technology, Inc.(a)(f)                                10,836
  1,750    Varian, Inc.(a)                                               72,643
  2,600    Varian Semiconductor Equipment Associates, Inc.(a)            84,786
  1,400    Viasat, Inc.(a)                                               35,952
  2,400    Vicor Corp.                                                   39,768
  1,300    Virage Logic Corp.(a)                                         12,207
  8,361    Vishay Intertechnology, Inc.(a)                              131,519
 28,900    Vitesse Semiconductor Corp.(a)                                41,616
    200    Volterra Semiconductor Corp.(a)                                3,052
     66    Vyyo, Inc.(a)                                                    409
  3,600    WJ Communications, Inc.(a)                                     5,328
      4    Wave Wireless Corp.(a)                                             -
  9,900    Western Digital Corp.(a)                                     196,119
  3,117    Zebra Technologies Corp. Class A(a)                          106,477
  7,424    Zhone Technologies, Inc.(a)(f)                                15,071
  3,361    Zoran Corp.(a)                                                81,807
                                                                   ------------
                                                                     14,586,779
                                                                   ------------
  ENERGY & RAW MATERIALS - 3.8%
  1,000    APCO Argentina, Inc.                                          85,000
  1,000    Adams Resources & Energy, Inc.                                32,760
  3,000    Alliance Resource Partners LP                                108,690
  3,200    Alpha Natural Resources, Inc.(a)                              62,784
  4,000    Amerigas Partners LP                                         117,680
  5,800    Arch Coal, Inc.                                              245,746
  1,700    Atlas Pipeline Partners LP                                    69,547
  1,800    Atwood Oceanics, Inc.(a)                                      89,280
    600    Barnwell Industries, Inc.                                     14,388

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  2,000    Berry Petroleum Co. Class A                             $     66,300
  5,900    Boardwalk Pipeline Partners LP                               144,491
  5,500    Brigham Exploration Co.(a)                                    43,505
  1,800    Bristow Group, Inc.(a)                                        64,800
  2,700    Bronco Drilling Co., Inc.(a)                                  56,403
  2,100    Buckeye Partners LP                                           88,389
  1,350    CARBO Ceramics, Inc.                                          66,326
  1,700    CREDO Petroleum Corp.(a)                                      32,419
  3,720    Cabot Oil & Gas Corp. Class A                                182,280
    900    Calumet Specialty Products Partners LP                        28,557
  4,500    Cameron International Corp.(a)                               214,965
  5,600    Canyon Resources Corp.(a)                                      5,712
  5,816    Cimarex Energy Co.                                           250,088
  1,700    Compass Minerals International, Inc.                          42,415
  1,100    Crosstex Energy, Inc.                                        104,588
  1,100    Dawson Geophysical Co.(a)                                     33,847
  5,300    Denbury Resources, Inc.(a)                                   167,851
  1,000    Dril-Quip, Inc.(a)                                            82,440
  6,720    ENSCO International, Inc.                                    309,254
  5,300    Enterprise GP Holdings LP                                    171,879
 27,305    Enterprise Products Partners LP(f)                           679,895
  3,800    The Exploration Co. of Delaware, Inc.(a)                      40,736
  3,100    FMC Technologies, Inc.(a)                                    209,126
  4,300    Ferrellgas Partners-LP                                        95,718
  2,100    Forest Oil Corp.(a)                                           69,636
  3,100    Foundation Coal Holdings, Inc.                               145,483
  2,700    Goodrich Petroleum Corp.(a)                                   76,653
  5,800    Grant Prideco, Inc.(a)                                       259,550
 10,600    Grey Wolf, Inc.(a)                                            81,620
  2,849    Hanover Compressor Co.(a)                                     53,504
  3,100    Headwaters, Inc.(a)                                           79,236
  2,700    Helmerich & Payne, Inc.                                      162,702
  1,200    Holly Energy Partners LP                                      48,420
  1,800    Hydril Co.(a)                                                141,336
  1,100    ICO, Inc.(a)                                                   5,412
  4,000    Inergy LP                                                    103,040
  1,000    James River Coal Co.(a)                                       26,490
  5,500    Joy Global, Inc.                                             286,495
      9    Kestrel Energy, Inc.(a)                                          855
 15,300    Kinder Morgan Energy Partners LP                             703,188
  3,700    Kirby Corp.(a)                                               146,150
    900    Lufkin Industries, Inc.                                       53,487
    600    MAXXAM, Inc.(a)                                               16,830
  5,700    Massey Energy Co.                                            205,200
  7,650    McDermott International, Inc.(a)                             347,846
  3,300    NL Industries, Inc.                                           35,475
  2,200    Natural Gas Services Group(a)                                 32,934
  1,200    Natural Resource Partners LP                                  65,040
  5,200    Newpark Resources, Inc.(a)                                    31,980
  7,980    Noble Energy, Inc.                                           373,943
  2,000    Oil States International, Inc.(a)                             68,560
  3,100    Parallel Petroleum Corp.(a)                                   76,601
  8,400    Parker Drilling Co.(a)                                        60,312
 11,780    Peabody Energy Corp.                                         656,735
    800    Penn Virginia Corp.                                           55,904
  1,800    Penn Virginia Resource Partners LP                            48,384
  1,780    Petroleum Development Corp.(a)                                67,106
  3,000    Pioneer Drilling Co.(a)                                       46,320
  4,700    Plains All American Pipeline LP                              205,249
  5,700    Prolong International Corp.(a)                                    57
  3,212    Quantum Fuel Systems Technologies Worldwide, Inc.(a)(f)       10,922
    100    RGC Resources, Inc.                                            2,476
  9,000    Range Resources Corp.                                        244,710
  1,777    SEACOR Holdings, Inc.(a)                                     145,892
  9,600    Smith International, Inc.                                    426,912
    407    Solexa, Inc.(a)                                                3,460
  8,000    Southwestern Energy Co.(a)                                   249,280
  1,900    Swift Energy Co.(a)                                           81,567
  2,100    TC PipeLines LP                                               69,300
  1,855    Tidewater, Inc.                                               91,266
  4,200    USEC, Inc.                                                    49,770
  3,200    Unit Corp.(a)                                                182,048
  2,400    W-H Energy Services, Inc.(a)                                 121,992
  3,800    Western Gas Resources, Inc.                                  227,430
    500    Westmoreland Coal Co.(a)                                      11,860
  1,900    Williams Partners LP                                          59,774

54

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,900    World Fuel Services Corp.                               $     86,811
  1,300    Xanser Corp.(a)                                                6,565
                                                                   ------------
                                                                     10,917,627
                                                                   ------------
  ENERGY & UTILITIES - 3.0%
  3,700    AGL Resources, Inc.                                          141,044
  1,100    ATG, Inc.(a)                                                       -
  3,500    Active Power, Inc.(a)                                         11,865
  1,800    Allete, Inc.                                                  85,230
  5,300    Alliant Energy Corp.                                         181,790
    950    American States Water Co.                                     33,868
  5,617    Aqua America, Inc.                                           128,011
  7,810    Aquila, Inc.(a)                                               32,880
    150    Artesian Resources Corp. Class A                               6,494
  5,600    Atmos Energy Corp.                                           156,296
    200    Atrion Corp.                                                  14,198
  3,500    Avista Corp.                                                  79,905
    200    BIW Ltd.                                                       3,620
  3,600    Basin Water, Inc.(a)                                          36,072
  7,730    Beacon Power Corp.(a)                                          9,817
  1,100    Black Hills Corp.                                             37,763
    900    CH Energy Group, Inc.                                         43,200
    900    California Water Service Group                                32,166
    800    Cascade Natural Gas Corp.                                     16,872
  2,766    Catalytica Energy Systems, Inc.(a)                             3,928
  2,300    Central Vermont Public Service Corp.                          42,504
  1,300    Chesapeake Utilities Corp.                                    39,104
  2,900    Cleco Corp.                                                   67,425
    600    Connecticut Water Service, Inc.                               14,052
    100    Copano Energy LLC                                              4,778
    200    DCP Midstream Partners LP                                      5,640
  6,535    DPL, Inc.                                                    175,138
    100    Delta Natural Gas Co., Inc.                                    2,451
  3,000    Duquesne Light Holdings, Inc.                                 49,320
  3,000    El Paso Electric Co.(a)                                       60,480
  2,900    The Empire District Electric Co.                              59,595
  5,100    Energen Corp.                                                195,891
  7,600    Energy East Corp.                                            181,868
  7,700    Energy Transfer Partners LP                                  343,805
    200    Energy West, Inc.                                              1,804
    450    EnergySouth, Inc.                                             14,054
  6,180    Equitable Resources, Inc.                                    207,030
    199    Florida Public Utilities Co.                                   2,505
  3,500    Great Plains Energy, Inc.                                     97,510
  1,000    Green Mountain Power Corp.                                    33,990
  4,420    Hawaiian Electric Industries, Inc.                           123,362
  1,900    IDACORP, Inc.                                                 65,151
  4,700    KFX, Inc.(a)(f)                                               71,816
  1,200    The Laclede Group, Inc.                                       41,232
  5,350    MDU Resources Group, Inc.                                    195,864
    800    MGE Energy, Inc.                                              24,920
  3,000    Magellan Midstream Holdings LP                                62,550
    766    Middlesex Water Co.                                           14,493
 19,900    Mirant Corp.(a)                                              533,320
  7,500    Mueller Water Products, Inc.(a)                              130,575
  9,230    NRG Energy, Inc.(a)                                          444,701
  5,800    NSTAR                                                        165,880
  3,750    National Fuel Gas Co.                                        131,775
  1,940    New Jersey Resources Corp.                                    90,753
  5,400    Northeast Utilities                                          111,618
  1,600    Northwest Natural Gas Co.                                     59,248
  2,000    NorthWestern Corp.                                            68,700
  4,700    OGE Energy Corp.                                             164,641
  5,700    ONEOK Partners LP                                            281,295
  5,190    Oneok, Inc.                                                  176,668
  1,700    Ormat Technologies, Inc.                                      64,855
  1,300    Otter Tail Corp.                                              35,529
  1,100    PNM Resources, Inc.                                           27,456
    177    Pennichuck Corp.                                               3,618
  9,173    Pepco Holdings, Inc.                                         216,299
  4,500    Piedmont Natural Gas Co.                                     109,350
  1,400    Pike Electric Corp.(a)                                        26,964
  4,200    Portland General Electric Co.                                104,874
  5,100    Puget Energy, Inc.                                           109,548
  4,100    Questar Corp.                                                330,009
  4,000    Regency Energy Partners LP                                    88,000
 19,000    Reliant Energy, Inc.(a)                                      227,620
  5,200    SCANA Corp.                                                  200,616
  5,800    SEMCO Energy, Inc.(a)                                         32,248
    600    SJW Corp.                                                     15,270
  9,000    Sierra Pacific Resources(a)                                  126,000

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,600    South Jersey Industries, Inc.                           $     43,824
  7,454    Southern Union Co.                                           201,705
  2,000    Southwest Gas Corp.                                           62,680
  1,571    Southwest Water Co.                                           18,805
    600    Streicher Mobile Fueling, Inc.(a)                              1,536
  2,400    Transmeridian Exploration, Inc.(a)                            13,680
  7,360    UGI Corp.                                                    181,203
  1,100    UIL Holdings Corp.                                            61,919
  1,800    Unisource Energy Corp.                                        56,070
  3,400    Vectren Corp.                                                 92,650
  2,640    Veritas DGC, Inc.(a)                                         136,171
  2,600    WGL Holdings, Inc.                                            75,270
  1,400    WPS Resources Corp.                                           69,440
  2,825    Westar Energy, Inc.                                           59,466
  5,980    Wisconsin Energy Corp.                                       240,994
                                                                   ------------
                                                                      8,646,194
                                                                   ------------
  FOOD & AGRICULTURE - 2.6%
    400    Alico, Inc.                                                   22,044
  3,200    American Italian Pasta Co. Class A(a)                         27,392
  1,400    The Andersons, Inc.                                           58,254
    500    Bridgford Foods Corp.(a)                                       3,125
  7,800    Bunge Ltd.                                                   391,950
  9,300    Burger King Holdings, Inc.(a)                                146,475
  1,100    CF Industries Holdings, Inc.                                  15,686
    200    Cagle's, Inc. Class A(a)                                       1,480
  1,802    Chiquita Brands International, Inc.                           24,832
    400    Coca-Cola Bottling Co. Consolidated                           20,308
    300    Consolidated-Tomoka Land Co.                                  16,542
  5,200    Corn Products International, Inc.                            159,120
  1,200    Cuisine Solutions, Inc.(a)                                     6,060
    500    Dairy Mart Convenience Stores(a)                                   -
  3,500    Darling International, Inc.(a)                                15,855
 14,000    Del Monte Foods Co.                                          157,220
  2,280    Delta & Pine Land Co.                                         67,032
    900    Eden Bioscience Corp.(a)                                       1,674
    400    Embrex, Inc.(a)                                                4,036
    300    Farmer Bros. Co.                                               6,504
    100    Fisher Communications, Inc.(a)                                 4,213
  3,812    Flowers Foods, Inc.                                          109,176
  4,500    Fresh Del Monte Produce, Inc.                                 77,715
    700    Gehl Co.(a)                                                   17,871
  2,100    Gold Kist, Inc.(a)                                            28,077
    600    Golden Enterprises, Inc.                                       1,842
    400    Green Mountain Coffee Roasters, Inc.(a)                       16,068
  1,000    Griffin Land & Nurseries, Inc.(a)                             30,000
  2,339    Hain Celestial Group, Inc.(a)                                 60,253
  4,100    Hines Horticulture, Inc.(a)                                   14,760
  7,990    Hormel Foods Corp.                                           296,748
    612    Imperial Sugar Co. New Shares                                 14,517
  1,800    Ingles Markets, Inc. Class A                                  30,600
  3,765    Ionatron, Inc.(a)(f)                                          23,908
  1,000    J&J Snack Foods Corp.                                         33,070
  2,919    The J.M. Smucker Co.                                         130,479
    700    John B. Sanfilippo & Son, Inc.(a)                              9,275
  3,100    Jones Soda Co.(a)(f)                                          27,900
117,580    Kraft Foods, Inc.(f)                                       3,633,221
  1,800    Lance, Inc.                                                   41,436
  1,700    Lifeway Foods, Inc.(a)                                        21,828
  1,700    MGP Ingredients, Inc.                                         39,474
    700    Marsh Supermarkets, Inc. Class B                               8,400
    400    Maui Land & Pineapple Co., Inc.(a)                            15,120
    700    Monterey Gourmet Foods, Inc.(a)                                4,123
  1,320    Nash Finch Co.                                                28,103
    875    Neogen Corp.(a)                                               16,730
  5,900    NitroMed, Inc.(a)                                             28,497
  1,200    The Pantry, Inc.(a)                                           69,048
  1,000    Peet's Coffee & Tea, Inc.(a)                                  30,190
  8,227    PepsiAmericas, Inc.                                          181,898
  2,000    Performance Food Group Co.(a)                                 60,760
  4,200    Pilgrim's Pride Corp.                                        108,360
    500    Pioneer Cos., Inc.(a)                                         13,640
  1,900    Premium Standard Farms, Inc.                                  30,837
  1,200    Provena Foods, Inc.(a)                                         1,920
  1,732    Ralcorp Holdings, Inc.(a)                                     73,662
  1,424    Rocky Mountain Chocolate Factory, Inc.                        18,498
  1,950    Sanderson Farms, Inc.                                         54,581
  4,200    Schiff Nutrition International, Inc.(a)                       28,056

56

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  3,800    The Scotts Miracle-Gro Co.                              $    160,815
    100    Seaboard Corp.                                               128,000
    200    Seneca Foods Corp.(a)                                          4,594
  1,800    Smart & Final, Inc.(a)                                        30,312
  6,000    Smithfield Foods, Inc.(a)                                    172,980
    114    SoftBrands, Inc.(a)                                              211
  1,000    Spartan Stores, Inc.                                          14,630
    400    Tasty Baking Co.                                               3,760
    400    Tejon Ranch Co.(a)                                            16,464
  4,600    Terra Industries, Inc.(a)                                     29,302
  2,780    Tootsie Roll Industries, Inc.                                 80,981
  1,812    TreeHouse Foods, Inc.(a)                                      43,289
  3,100    United Natural Foods, Inc.(a)                                102,362
  2,800    Wild Oats Markets, Inc.(a)                                    54,880
    800    Willamette Valley Vineyards(a)                                 7,000
    500    Zanett, Inc.(a)                                                  970
    800    Zapata Corp.(a)                                                5,560
                                                                   ------------
                                                                      7,436,553
                                                                   ------------
  GOLD - 0.3%
  1,200    Aurora Oil & Gas Corp.(a)                                      4,800
 11,600    Glamis Gold Ltd.(a)                                          439,176
  5,580    Meridian Gold, Inc.(a)                                       176,774
  3,900    NGAS Resources, Inc.(a)(f)                                    30,771
  2,235    Royal Gold, Inc.(f)                                           62,178
  3,200    US Gold Corp.(a)(f)                                           27,008
                                                                   ------------
                                                                        740,707
                                                                   ------------
  INSURANCE - 4.0%
  5,200    21st Century Insurance Group                                  74,880
  2,600    Affirmative Insurance Holdings, Inc.                          40,690
  4,900    Alfa Corp.                                                    81,144
    532    Alleghany Corp.(a)                                           147,024
  3,200    American Equity Investment Life Holding Co.                   34,112
  4,200    American Financial Group, Inc.                               180,180
  1,700    American National Insurance Co.                              220,524
  3,500    Amerisafe, Inc.(a)                                            43,540
  2,300    AmerUs Group Co.                                             134,665
  4,705    Arch Capital Group Ltd.(a)                                   279,759
  1,800    Argonaut Group, Inc.(a)                                       54,072
  4,300    Arthur J. Gallagher & Co.                                    108,962
  5,400    Aspen Insurance Holdings Ltd.                                125,766
  8,505    Assurant, Inc.                                               411,642
  4,100    Assured Guaranty Ltd.                                        104,017
    700    Atlantic American Corp.(a)                                     2,086
  9,600    Axis Capital Holdings Ltd.                                   274,656
    950    Baldwin & Lyons, Inc. Class B                                 24,225
  1,780    Bristol West Holdings, Inc.                                   28,480
  6,900    Brown & Brown, Inc.                                          201,618
 17,929    CNA Financial Corp.(a)                                       590,940
  1,000    CNA Surety Corp.(a)                                           17,280
  1,000    Clark, Inc.                                                   13,200
  4,100    Commerce Group, Inc.                                         121,114
  9,400    Conseco, Inc.(a)                                             217,140
  3,200    Crawford & Co. Class B                                        22,976
  2,950    Delphi Financial Group Class A                               107,262
  1,300    Direct General Corp.                                          21,996
  1,900    EMC Insurance Group, Inc.                                     54,644
  3,700    Endurance Specialty Holdings Ltd.                            118,400
  3,700    Erie Indemnity Co. Class A                                   192,400
  3,200    Everest Re Group Ltd.                                        277,023
  1,000    FBL Financial Group, Inc. Class A                             32,400
    400    FMS Financial Corp.                                            6,448
  1,400    FPIC Insurance Group, Inc.(a)                                 54,250
  7,642    Fidelity National Financial, Inc.                            297,656
 13,534    Fidelity National Title Group, Inc. Class A(f)               266,213
  4,335    First American Corp.                                         183,240
    400    First United Corp.                                             8,260
  4,500    Fremont General Corp.                                         83,520
  3,210    Great American Financial Resources, Inc.                      67,185
  4,950    HCC Insurance Holdings, Inc.                                 145,728
  3,100    The Hanover Insurance Group, Inc.                            147,126
  2,000    Harleysville Group, Inc.                                      63,440
  1,900    Hilb Rogal & Hobbs Co.                                        70,813
  2,400    Horace Mann Educators Corp.                                   40,680
  3,200    IPC Holdings, Ltd.                                            78,912
    720    Independence Holding Co.                                      16,135

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,200    Infinity Property & Casualty Corp.                      $     49,200
  6,000    Isolagen, Inc.(a)                                             23,700
  1,500    KMG America Corp(a)                                           13,305
    400    Kansas City Life Insurance Co.                                17,104
  1,200    LandAmerica Financial Group, Inc.                             77,520
    700    Markel Corp.(a)                                              242,900
  2,800    Max Re Capital Ltd.                                           61,152
    400    Meadowbrook Insurance Group, Inc.(a)                           3,328
  1,900    Mercer Insurance Group, Inc.                                  35,587
    100    Merchants Group, Inc.                                          3,054
  2,900    Mercury General Corp.                                        163,473
  4,700    Montpelier Re Holdings Ltd.                                   81,263
    500    NYMAGIC, Inc.                                                 14,525
  3,300    National Atlantic Holdings Corp.(a)                           31,020
    100    National Interstate Corp.                                      2,712
  1,000    National Medical Health Card Systems, Inc.(a)                 13,800
 10,500    Nationwide Financial Services, Inc. Class A                  462,840
    700    Navigators Group, Inc.(a)                                     30,674
  3,900    Odyssey Re Holdings Corp.(f)                                 102,765
  2,500    Ohio Casualty Corp.                                           74,325
 11,612    Old Republic International Corp.                             248,148
  4,695    PMA Capital Corp. Class A(a)                                  48,359
  4,000    The PMI Group, Inc.                                          178,320
  3,500    Partner Re Ltd.                                              224,175
    250    Penn Treaty American Corp.(a)                                  1,845
  4,800    Philadelphia Consolidated Holding Co.(a)                     145,728
  5,500    The Phoenix Cos., Inc.                                        77,440
    700    Pico Holdings, Inc.(a)                                        22,575
  3,000    Platinum Underwriters Holdings Ltd.                           83,940
  1,700    Presidential Life Corp.                                       41,786
  2,300    ProAssurance Corp.(a)                                        110,814
  3,700    Protective Life Corp.                                        172,494
  1,100    RLI Corp.                                                     52,998
    200    RTW, Inc.(a)                                                   2,164
  4,144    Radian Group, Inc.                                           256,016
  3,700    Reinsurance Group of America, Inc.                           181,855
  5,700    Renaissance Re Holdings Ltd.                                 276,222
  2,700    Republic Cos. Group, Inc.                                     47,817
    400    SCPIE Holdings, Inc.(a)                                        9,300
  1,600    Safety Insurance Group, Inc.                                  76,080
  4,300    Scottish Annuity & Life Holdings, Ltd.(a)                     71,724
  2,900    SeaBright Insurance Holdings, Inc.(a)                         46,719
  2,200    Selective Insurance Group                                    122,914
  3,000    Stancorp Financial Group, Inc.                               152,730
  1,725    State Auto Financial Corp.                                    56,132
  1,762    Sterling Financial Corp.                                      38,588
    900    Stewart Information Services Corp.                            32,679
  1,900    Tower Group, Inc.                                             57,475
  4,631    Transatlantic Holdings, Inc.                                 258,873
  1,200    Triad Guaranty, Inc.(a)                                       58,656
  2,100    USI Holdings Corp.(a)                                         28,161
    300    Unico American Corp.(a)                                        3,207
  2,700    United Fire & Casualty Co.                                    81,351
  3,800    Unitrin, Inc.                                                165,642
  5,200    Universal American Financial Corp.(a)                         68,380
 10,090    W.R. Berkley Corp.                                           344,372
  2,800    WellCare Health Plans, Inc.(a)                               137,340
  1,650    Zenith National Insurance Corp.                               65,456
                                                                   ------------
                                                                     11,441,145
                                                                   ------------

  INTERNATIONAL OIL - 0.4%
  2,500    ATP Oil & Gas Corp.(a)                                       104,825
 16,489    GlobalSantaFe Corp.                                          952,240
  4,700    Sulphco, Inc.(a)                                              33,652
                                                                   ------------
                                                                      1,090,717
                                                                   ------------
  LIQUOR - 0.1%
  1,900    Boston Beer Co., Inc. Class A(a)                              55,651
  3,012    Central European Distribution Corp.(a)                        75,782
  2,300    National Beverage Corp.                                       33,005
    100    Pyramid Breweries, Inc.(a)                                       252
                                                                   ------------
                                                                        164,690
                                                                   ------------

58

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  MEDIA - 2.5%
  2,000    ACCO Brands Corp.(a)                                    $     43,800
  1,000    Acme Communications, Inc.(a)                                   5,080
    750    America's Car Mart, Inc.(a)                                   15,233
  1,400    Banta Corp.                                                   64,862
  4,500    Beasley Broadcasting Group, Inc. Class A                      31,500
  3,980    Belo Corp. Class A                                            62,088
  8,600    Blockbuster, Inc. Class A(f)                                  42,828
  8,700    CNET Networks, Inc.(a)                                        69,426
     50    CTN Media Group, Inc.(a)                                           -
 19,200    Cablevision Systems Corp. Class A                            411,840
    600    Cadmus Communications Corp.                                   10,488
  2,100    Carmike Cinemas, Inc.                                         44,268
 42,600    Charter Communications, Inc. Class A(a)(f)                    48,138
  7,100    Citadel Broadcasting Corp.                                    63,190
    600    Consolidated Graphics, Inc.(a)                                31,236
  7,100    Crown Media Holdings, Inc. Class A(a)                         29,252
  5,665    Cumulus Media, Inc. Class A(a)                                60,446
 89,545    The DIRECTV Group, Inc.(a)                                 1,477,493
    100    Daily Journal Corp.(a)                                         3,800
  2,500    Document Security Systems, Inc.(a)(f)                         26,625
  5,900    DreamWorks Animation SKG, Inc. Class A(a)                    135,110
 32,165    EchoStar Communications Corp. Class A(a)                     991,004
  2,700    Emmis Communications Corp. Class A(a)                         42,228
  1,600    Entercom Communications Corp.                                 41,856
  6,500    Entravision Communications Corp. Class A(a)                   55,705
  7,280    Gartner, Inc. Class A(a)                                     103,376
  2,220    Gaylord Entertainment Co.(a)                                  96,881
  2,200    Gray Television, Inc.                                         12,738
  4,980    Hollinger International, Inc. Class A                         39,989
     80    iBEAM Broadcasting Corp.(a)                                        -
     20    Intraware, Inc.(a)                                               121
  4,200    John Wiley & Sons, Inc. Class A                              139,440
  4,500    Journal Communications, Inc. Class A                          50,580
  1,300    Journal Register Co.                                          11,648
  2,400    The Knot, Inc.(a)                                             50,232
  1,500    Lee Enterprises, Inc.                                         40,425
 28,149    Liberty Global, Inc.(a)                                      605,204
  4,141    Liberty Global, Inc. Series C(a)                              85,180
  3,200    Lin TV Corp. Class A(a)                                       24,160
  2,500    Live Nation(a)                                                50,900
    300    Loral Space & Communications Ltd.(a)                           8,508
  3,600    Martha Stewart Living Omnimedia, Inc. Class A(a)(f)           60,156
  3,300    McClatchy Co. Class A(f)                                     132,396
    800    Media General, Inc. Class A                                   33,512
 10,900    Mediacom Communications Corp. Class A(a)                      67,907
  5,600    Navarre Corp.(a)(f)                                           27,888
  1,400    Network Equipment Technologies, Inc.(a)                        4,396
  2,500    Nexstar Broadcasting Group, Inc. Class A(a)                   12,000
 10,600    Palatin Technologies, Inc.(a)                                 20,670
  7,400    PanAmSat Holding Corp.                                       184,926
  1,700    Penton Media, Inc.(a)                                            476
  2,100    Playboy Enterprises, Inc. Class B(a)                          20,958
 15,534    Primedia, Inc.(a)                                             28,427
  9,800    Radio One, Inc. Class A(a)                                    73,500
  3,300    The Reader's Digest Association, Inc. Class A                 46,068
 12,100    Regal Entertainment Group Series A(f)                        245,872
  2,900    Regent Communications, Inc.(a)                                11,861
  1,500    Rewards Network, Inc.(a)                                      12,255
  1,425    Saga Communications, Inc. Class A(a)                          12,911
  1,600    Salem Communications Corp. Class A(a)                         20,816
  1,410    Scholastic Corp.(a)                                           36,618

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  8,700    Sinclair Broadcast Group, Inc. Class A                  $     74,472
  5,530    Source Interlink Cos., Inc.(a)                                65,807
  5,100    Spanish Broadcasting System, Inc. Class A(a)                  26,061
    450    The Sportsman's Guide, Inc.(a)                                13,725
  7,665    TiVo, Inc.(a)(f)                                              54,805
    320    Triple Crown Media, Inc.(a)                                    2,774
    600    United Capital Corp.(a)                                       15,900
  9,900    Univercell Holdings, Inc.(a)                                      70
  2,000    Valassis Communications, Inc.(a)                              47,180
  2,300    ValueVision Media, Inc. Class A(a)                            25,369
  2,100    WPT Enterprises, Inc.(a)(f)                                   12,642
    525    Washington Post Class B                                      409,505
  3,600    Westwood One, Inc.                                            27,000
  6,900    WorldSpace, Inc. Class A(a)                                   24,702
 16,875    XM Satellite Radio Holdings, Inc. Class A(a)                 247,219
  2,400    Young Broadcasting, Inc. Class A(a)                            7,536
                                                                   ------------
                                                                      7,235,258
                                                                   ------------
  MISCELLANEOUS - 0.8%
  5,500    Alliance Holdings GP LP(a)                                   119,240
  2,200    Coinstar, Inc.(a)                                             52,668
  4,600    Complete Production Services, Inc.(a)                        108,744
  4,600    Delek US Holdings, Inc.(a)                                    69,920
  1,500    DynCorp. International, Inc.(a)                               15,570
  1,300    Gerber Scientific, Inc.(a)                                    16,913
  2,700    Goodman Global, Inc.(a)                                       40,986
  6,400    International Coal Group, Inc.(a)                             46,016
  9,807    Liberty Media Holding Corp. - Capital(a)                     821,532
 49,136    Liberty Media Holding Corp. - Interactive(a)                 848,087
    100    Nextest Systems Corp.(a)                                       1,621
  2,500    Pegasus Wireless Corp.(a)                                     22,350
  2,900    Penson Worldwide, Inc.(a)                                     49,909
    100    Smith & Wesson Holding Corp.(a)                                  822
  1,500    Teekay LNG Partners LP                                        45,600
  2,200    Visicu, Inc.(a)                                               38,830
                                                                   ------------
                                                                      2,298,808
                                                                   ------------
  MISCELLANEOUS FINANCE - 9.3%
  1,100    1st Source Corp.                                              37,213
    840    ACE Cash Express, Inc.(a)                                     24,587
  3,950    AG Edwards, Inc.                                             218,514
  8,300    Aames Investment Corp.                                        41,417
  2,900    Acacia Research - Acacia Technologies(a)                      40,774
  1,800    Accredited Home Lenders Holding Co.(a)                        86,058
  3,900    Advance America, Cash Advance Centers, Inc.                   68,406
  2,600    Advanta Corp. Class B                                         93,470
  2,300    Affiliated Managers Group(a)                                 199,847
  1,400    Agree Realty Corp.                                            47,558
  5,400    AllianceBernstein Holding LP                                 330,156
  1,500    Amcore Financial, Inc.                                        43,965
  2,200    American Campus Communities, Inc.                             54,670
  7,500    American Financial Realty Trust                               72,600
  2,944    American Home Mortgage Investment Corp.                      108,516
  6,650    AmeriCredit Corp.(a)                                         185,668
    100    Ampal American Israel Class A(a)                                 500
  1,600    Anchor Bancorp Wisconsin, Inc.                                48,272
  5,900    Ashford Hospitality Trust, Inc.                               74,458
  2,100    Asset Acceptance Capital Corp.(a)                             41,580
  1,500    Asta Funding, Inc.                                            56,175
  6,050    Astoria Financial Corp.                                      184,223
     74    Atlantic Coast Federal Corp.                                   1,113
  2,600    Atlantis Plastics, Inc.(a)                                    23,556
    600    BKF Capital Group, Inc.                                        3,750
    300    BNP Residential Properties, Inc.                               5,115
  4,001    BOK Financial Corp.                                          198,730
  1,700    BP Prudhoe Bay Royalty Trust                                 135,830
  1,100    Bancorp Rhode Island, Inc.                                    43,890
    900    Bank of the Ozarks, Inc.                                      29,970
  3,235    BankUnited Financial Corp. Class A                            98,732
    600    Banner Corp.                                                  23,124
     92    Berkshire Hathaway, Inc. Class A(a)                        8,432,628
    476    Berkshire Hathaway, Inc. Class B(a)                        1,448,468

60

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
    300    Berkshire Hills Bancorp, Inc.                           $     10,644
  4,500    BlackRock, Inc.                                              626,265
  3,796    CVB Financial Corp.                                           59,445
  2,200    Calamos Asset Management, Inc. Class A                        63,778
    500    Camco Financial Corp.                                          6,925
    540    Capital Corp. of the West                                     17,280
  4,700    Capital Lease Funding, Inc.                                   53,627
    700    Capital Trust, Inc.                                           24,934
 10,741    CapitalSource, Inc.                                          251,984
    515    Cascade Financial Corp.                                        7,916
  1,700    Cash America International, Inc.                              54,400
  1,622    Cathay General Bancorp                                        59,008
  3,400    Cbot Holdings, Inc. Class A(a)(f)                            406,606
  1,776    Central Pacific Financial Corp.                               68,731
  3,100    Cenveo, Inc.(a)                                               55,645
  2,300    Ceres Group, Inc.(a)                                          14,306
    600    Charter Financial Corp.                                       23,676
  4,700    CharterMac                                                    87,937
  2,360    Chicago Mercantile Exchange Holdings, Inc.                 1,159,114
    500    Citizens First Bancorp, Inc.                                  13,355
  2,890    Citizens, Inc.(a)(f)                                          14,478
    691    Coastal Financial Corp.                                        8,921
  1,100    Cohen & Steers, Inc.                                          25,960
  1,000    Columbia Equity Trust, Inc.                                   15,360
  3,722    Commercial Capital Bancorp, Inc.                              58,622
  3,300    CompuCredit Corp.(a)                                         126,852
  2,800    Corrections Corp. of America(a)                              148,232
 10,380    Covanta Holding Corp.(a)                                     183,207
  1,056    Cross Timbers Royalty Trust                                   47,509
  3,000    Deerfield Triarc Capital Corp.                                38,940
  3,600    Delta Financial Corp.                                         35,460
  3,700    Dime Community Bancshares, Inc.                               50,209
  1,700    Downey Financial Corp.                                       115,345
  6,900    ECC Capital Corp.                                              8,418
    629    ESB Financial Corp.                                            7,271
    300    Eastern Virginia Bankshares, Inc.                              6,570
  5,800    Eaton Vance Corp.                                            144,768
  2,900    Encore Capital Group, Inc.(a)                                 35,583
  2,500    ePlus, Inc.(a)                                                28,325
  3,400    eSpeed, Inc. Class A(a)                                       28,322
  2,800    Extra Space Storage, Inc.                                     45,472
    700    Ezcorp, Inc.(a)                                               26,383
    900    The FINOVA Group, Inc.(a)                                         99
  2,450    Fidelity Bankshares, Inc.                                     77,959
  1,600    Financial Federal Corp.                                       44,496
  2,400    First Albany Cos., Inc.(a)                                    10,800
  1,926    First Community Bancorp, Inc.                                113,788
    500    First Defiance Financial Corp.                                13,175
    800    First Financial Corp.                                         24,008
  1,400    First Financial Holdings, Inc.                                44,800
  2,150    First Indiana Corp.                                           55,965
  4,000    The First Marblehead Corp.(f)                                227,760
    615    First Place Financial Corp.                                   14,151
  1,000    FirstFed Financial Corp.(a)                                   57,670
  3,600    Flagstar Bancorp, Inc.                                        57,456
  2,950    Flushing Financial Corp.                                      52,982
  2,300    Franklin Street Properties Corp.                              45,264
  9,710    Friedman Billings Ramsey Group, Inc. Class A                 106,519
    300    Frontline Capital Group(a)                                         -
  2,800    GAMCO Investors, Inc. Class A                                102,928
  2,400    GFI Group, Inc.(a)                                           129,480
  1,155    Giant Industries, Inc.(a)                                     76,865
  1,371    Glacier Bancorp, Inc.                                         40,129
    400    Gramercy Capital Corp.                                        10,360
  2,300    Great Lakes Bancorp, Inc.(a)                                  40,204
    710    Greater Delaware Valley Savings Bank                          17,750
  1,400    Greenhill & Co., Inc.                                         85,064
    900    HMN Financial, Inc.                                           31,320
  1,300    Heartland Payment Systems, Inc.(a)                            36,244
    420    Heritage Financial Corp.                                      11,063
  1,600    Hersha Hospitality Trust                                      14,864
  3,300    HomeBanc Corp.                                                26,202
  3,800    Hugoton Royalty Trust                                        112,860
  1,000    IBERIABANK Corp.                                              57,540
  1,400    ITC Holdings Corp.                                            37,212
    300    ITLA Capital Corp.                                            15,774
    242    Independence Federal Savings Bank(a)                           2,176
  2,404    Independent Bank Corp./MI                                     63,225
  2,900    IndyMac Bancorp, Inc.                                        132,965

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
    800    InnSuites Hospitality Trust                             $      1,240
  4,300    IntercontinentalExchange, Inc.(a)                            249,142
  3,656    International Bancshares Corp.                               100,467
  1,900    International Securities Exchange, Inc.                       72,333
    500    Interpool, Inc.                                               11,110
  3,000    Investment Technology Group, Inc.(a)                         152,580
  3,600    Investors Financial Services Corp.                           161,640
  1,800    Jackson Hewitt Tax Service, Inc.                              56,430
  5,900    Jefferies Group, Inc. New Shares                             174,817
  6,000    John D Oil & Gas Co.(a)                                        3,660
  4,400    KKR Financial Corp.                                           91,564
  1,690    KNBT Bancorp, Inc.                                            27,919
  6,900    Knight Capital Group, Inc. Class A(a)                        105,087
  3,600    LaBranche & Co., Inc.(a)(f)                                   43,596
  2,781    Ladenburg Thalmann Financial Services, Inc.(a)                 2,781
 11,104    Leucadia National Corp.                                      324,126
  1,000    Lincoln Bancorp                                               17,850
  1,000    Lipid Sciences, Inc.(a)                                          990
  1,979    MAF Bancorp, Inc.                                             84,780
  1,450    MB Financial, Inc.                                            51,272
    200    Malan Realty Investors, Inc.                                       -
 10,100    Mastercard, Inc. Class A(a)                                  484,800
    300    Maxus Realty Trust, Inc.                                       4,109
  1,200    McGrath RentCorp                                              33,372
  1,100    Medallion Financial Corp.                                     14,256
  5,000    Medical Properties Trust, Inc.                                55,200
    500    MicroFinancial, Inc.                                           1,725
    110    Mid Penn Bancorp, Inc.                                         2,662
    400    The Midland Co.                                               15,192
  4,500    MoneyGram International, Inc.                                152,775
    400    Monmouth Capital Corp.                                         2,140
  2,200    Monmouth Real Estate Investment Corp. Class A                 17,732
  1,700    MortgageIT Holdings, Inc.                                     20,502
    300    MutualFirst Financial, Inc.                                    5,940
    400    NASB Financial, Inc.                                          13,820
 10,400    NYSE Group, Inc.(a)(f)                                       712,192
  7,800    The Nasdaq Stock Market, Inc.(a)                             233,220
  2,390    Nastech Pharmaceutical Co., Inc.(a)                           37,762
  1,900    National Financial Partners Corp.                             84,189
    120    National Security Group, Inc.                                  1,920
    200    National Western Life Insurance Co. Class A                   47,930
  3,100    Nelnet, Inc. Class A(a)                                      125,705
 13,964    New York Community Bancorp, Inc.                             230,546
    400    North American Scientific, Inc.(a)                               780
  2,600    Northwest Bancorp, Inc.                                       68,900
  5,500    Nuveen Investments, Inc. Class A                             236,775
  1,400    Oak Hill Financial, Inc.                                      35,672
  6,400    Ocwen Financial Corp.(a)                                      81,344
    700    One Liberty Properties, Inc.                                  13,300
  1,700    Opteum, Inc.                                                  15,334
  4,100    optionsXpress Holdings, Inc.                                  95,571
    600    PAB Bankshares, Inc.                                          11,100
  2,125    PMC Commercial Trust                                          27,030
    321    PVF Capital Corp.                                              3,242
  1,100    PW Eagle, Inc.(f)                                             33,264
  2,710    Pacific Capital Bancorp                                       84,335
  2,308    Partners Trust Financial Group, Inc.                          26,334
  1,245    Piper Jaffray Cos.(a)                                         76,206
  1,400    Portfolio Recovery Associates, Inc.(a)                        63,980
    500    Provident Financial Holdings, Inc.                            15,000
  2,889    Provident Financial Services, Inc.                            51,858
  2,800    R-G Financial Corp. Class B                                   24,052
  5,550    Raymond James Financial, Inc.                                167,999
    450    Renasant Corp.                                                18,158
  1,000    Resource America, Inc. Class A                                19,050
    100    Riverview Bancorp, Inc.                                        2,620
    300    Roberts Realty Investors, Inc.(a)                              2,355
  3,000    Rome Bancorp, Inc.                                            38,670
  6,060    SEI Investments Co.                                          296,213
  1,510    SWS Group, Inc.                                               36,421
  1,100    Sanders Morris Harris Group, Inc.                             16,621
  2,103    Santander BanCorp                                             51,776
    300    Security Bank Corp.                                            6,681
  3,300    Siebert Financial Corp.(a)                                     7,986

62

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  3,600    Specialty Underwriters' Alliance, Inc.(a)               $     24,048
  2,988    Sterling Financial Corp.                                      91,164
  1,232    Student Loan Corp.                                           248,864
    300    Supertel Hospitality, Inc.                                     1,950
 41,980    TD Ameritrade Holding Corp.                                  621,724
    100    TF Financial Corp.                                             2,885
  1,879    Tarragon Corp.                                                26,024
  2,900    Thomas Weisel Partners Group, Inc.(a)                         55,129
  1,100    TierOne Corp.                                                 37,147
  1,500    Transnational Financial Network, Inc.(a)                       1,725
  1,400    United Community Banks, Inc.                                  42,616
  1,000    United PanAm Financial Corp.(a)                               30,400
    100    Value Line, Inc.                                               4,270
 10,252    W Holding Co., Inc.                                           68,176
  1,500    WP Carey & Co. LLC                                            37,980
  1,300    WP Stewart & Co. Ltd.                                         19,786
    200    WVS Financial Corp.                                            3,280
  2,800    Waddell & Reed Financial, Inc. Class A                        57,568
  3,861    Washington Federal, Inc.                                      89,537
  1,400    Washington Group International, Inc.                          74,676
    400    Wauwatosa Holdings, Inc.(a)                                    6,824
    151    Wayne Savings Bancshares, Inc.                                 2,267
  2,400    Webster Financial Corp.                                      113,856
  2,000    Wellsford Real Properties, Inc.                               14,140
    502    Wesco Financial Corp.                                        191,262
    800    West Bancorp., Inc.                                           14,936
    900    Wheeling-Pittsburgh Corp.(a)                                  17,901
    742    White Mountains Insurance Group Inc.                         361,354
    200    Willis Lease Finance Corp.(a)                                  1,884
  1,398    Willow Grove Bancorp, Inc.                                    22,242
  1,200    Windrose Medical Properties Trust                             17,520
  2,556    Winthrop Realty Trust, Inc.                                   15,183
  1,900    World Acceptance Corp.(a)                                     67,488
  1,800    Wright Express Corp.(a)                                       51,732
                                                                   ------------
                                                                     26,857,671
                                                                   ------------

  MOTOR VEHICLES - 0.8%
  1,800    AO Smith Corp.                                                83,448
  1,700    ASV, Inc.(a)                                                  39,168
  1,005    Aftermarket Technology Corp.(a)                               24,974
  1,400    American Axle & Manufacturing Holdings, Inc.                  23,954
  1,700    Arctic Cat, Inc.                                              33,167
  2,300    ArvinMeritor, Inc.                                            39,537
  2,900    BorgWarner, Inc.                                             188,790
  2,000    CSK Auto Corp.(a)                                             23,940
    700    Cascade Corp.                                                 27,685
  1,100    Coachmen Industries, Inc.                                     13,134
  4,400    Donaldson Co., Inc.                                          149,028
  1,300    Dorman Products, Inc.(a)                                      15,314
  3,300    Dura Automotive Systems, Inc. Class A(a)                       6,171
  3,300    Federal-Mogul Corp.(a)                                         1,188
  3,690    Fleetwood Enterprises, Inc.(a)                                27,823
  1,900    FortuNet, Inc.(a)                                             30,780
  8,990    Gentex Corp.                                                 125,860
  1,000    Group 1 Automotive, Inc.                                      56,340
  1,700    H&E Equipment Services, Inc.(a)                               50,065
  2,700    Hayes Lemmerz International, Inc.(a)                           8,559
  1,300    IMPCO Technologies, Inc.(a)                                   13,871
    700    Keystone Automotive Industries, Inc.(a)                       29,554
  3,200    LKQ Corp.(a)                                                  60,800
    200    The Lamson & Sessions Co.(a)                                   5,672
  2,045    Lear Corp.                                                    45,419
  1,000    Lithia Motors, Inc. Class A                                   30,320
    800    MarineMax, Inc.(a)                                            20,984
    900    Midas, Inc.(a)                                                16,560
  1,900    Modine Manufacturing Co.                                      44,384
  1,800    Monaco Coach Corp.                                            22,860
    750    Monro Muffler, Inc.                                           24,420
  2,120    Myers Industries, Inc.                                        36,443
    850    Noble International Ltd.                                      12,172
  3,900    Oshkosh Truck Corp.                                          185,328
  1,800    Polaris Industries, Inc.                                      77,940
    447    Proliance International, Inc.(a)                               2,065
  1,000    Rush Enterprises, Inc. Class A(a)                             18,170

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,700    Sonic Automotive, Inc.                                  $     37,706
  2,700    Spartan Motors, Inc.                                          41,526
  1,300    Standard Motor Products, Inc.                                 10,842
  1,300    Stoneridge, Inc.(a)                                           10,790
  1,510    Superior Industries International, Inc.(f)                    27,618
  5,800    TRW Automotive Holdings Corp.(a)                             158,224
  3,685    Thor Industries, Inc.                                        178,538
  1,000    Titan International, Inc.                                     18,710
  6,500    United Auto Group, Inc.                                      138,775
  7,500    Visteon Corp.(a)                                              54,075
  1,800    Winnebago Industries, Inc.                                    55,872
                                                                   ------------
                                                                      2,348,563
                                                                   ------------
  NON-DURABLES - 1.6%
  4,000    AFC Enterprises Inc.(a)                                       51,000
 11,044    Activision, Inc.(a)                                          125,681
  1,900    American Greetings Class A                                    39,919
  2,465    Applebees International, Inc.                                 47,377
  1,100    BJ's Restaurants, Inc.(a)                                     24,574
  1,230    Benihana, Inc. Class A(a)                                     33,382
  1,800    Blue Nile, Inc.(a)                                            57,888
  2,200    Bob Evans Farms, Inc.                                         66,022
    210    Bowl America, Inc. Class A                                     3,045
  3,700    Brinker International, Inc.                                  134,310
  2,600    Buca, Inc.(a)                                                 14,690
    600    Buffalo Wild Wings, Inc.(a)                                   22,986
  1,015    CBRL Group, Inc.                                              34,429
  2,250    CEC Entertainment, Inc.(a)                                    72,270
  2,300    CKE Restaurants, Inc.                                         38,203
  3,100    Cabela's, Inc. Class A(a)(f)                                  59,706
  2,300    California Pizza Kitchen, Inc.(a)                             63,204
  2,400    Centillium Communications, Inc.(a)                             6,744
  2,800    Champps Entertainment, Inc.(a)                                18,368
  3,517    The Cheesecake Factory, Inc.(a)                               94,783
  3,800    Cheniere Energy, Inc.(a)                                     140,448
    200    Churchill Downs, Inc.                                          7,490
    400    Coinmach Service Corp. Class A                                 4,100
  5,900    Cosi, Inc.(a)                                                 36,757
 10,900    Denny's Corp.(a)                                              40,112
  2,600    Domino's Pizza, Inc.                                          64,324
  3,300    Dover Motorsports, Inc.                                       19,371
  1,200    Drew Industries, Inc.(a)                                      38,880
  1,200    EMAK Worldwide, Inc.(a)                                        5,808
  2,500    Famous Dave's of America, Inc.(a)                             33,250
  1,100    Forward Industries, Inc.(a)(f)                                 4,587
  1,600    Gaming Partners International Corp.                           39,040
  1,500    Handleman Co.                                                 12,225
  3,118    Hibbett Sporting Goods, Inc.(a)                               74,520
  4,300    Hollywood Media Corp.(a)                                      16,426
    900    IHOP Corp.                                                    43,272
  5,700    International DisplayWorks, Inc.(a)                           29,640
  2,800    International Speedway Corp. Class A                         129,836
  1,900    Isle of Capri Casinos, Inc.(a)                                48,735
  2,200    Jack in the Box, Inc.(a)                                      86,240
  2,713    Jakks Pacific, Inc.(a)                                        54,504
    300    Kreisler Manufacturing Corp.(a)                                3,987
  3,700    Krispy Kreme Doughnuts, Inc.(a)(f)                            30,118
  1,900    Lancaster Colony Corp.                                        74,993
  1,700    Landry's Restaurants, Inc.                                    55,165
    300    Lazare Kaplan International, Inc.(a)                           2,475
  2,500    Leapfrog Enterprises, Inc.(a)(f)                              25,250
    800    Lenox Group, Inc.(a)                                           5,672
  2,400    Lodgenet Entertainment Corp.(a)                               44,760
  2,500    Lone Star Steakhouse & Saloon, Inc.                           65,575
  1,700    Luby's, Inc.(a)                                               17,731
  1,500    Majesco Entertainment Co.(a)                                   2,445
  5,200    Marvel Entertainment, Inc.(a)                                104,000
  1,300    Metal Management, Inc.                                        39,806
  6,000    Midway Games, Inc.(a)(f)                                      48,540
  2,800    Movado Group, Inc.                                            64,260
  3,205    O'Charleys, Inc.(a)                                           54,485
  3,600    OSI Restaurant Partners, Inc.                                124,560
  1,495    PF Chang's China Bistro, Inc.(a)                              56,840
  1,800    Panera Bread Co. Class A(a)                                  121,032
  2,900    Papa John's International, Inc.(a)                            96,280
    900    Peco II, Inc.(a)                                               1,629
  6,100    Penn National Gaming, Inc.(a)                                236,558
  1,170    RC2 Corp.(a)                                                  45,232
  2,900    Rare Hospitality International, Inc.(a)                       83,404

64

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,000    Red Robin Gourmet Burgers, Inc.(a)                      $     42,560
  2,000    Regis Corp.                                                   71,220
  2,600    Ruby Tuesday, Inc.                                            63,466
  1,300    Russ Berrie & Co., Inc.(a)                                    15,938
  2,600    Ryan's Restaurant Group, Inc.(a)                              30,966
  3,400    Samsonite Corp.(a)                                             3,468
 20,800    Service Corp. International                                  169,312
    400    Servotronics, Inc.(a)                                          2,540
  5,037    Sonic Corp.(a)                                               104,719
  2,300    Sotheby's Holdings Inc. Class A(a)                            60,375
    900    The Steak n Shake Co.(a)                                      13,626
    510    Steinway Musical Instruments Inc.(a)                          12,505
  6,400    Stewart Enterprises, Inc. Class A                             36,800
  4,350    THQ, Inc.(a)                                                  93,960
  2,700    Take-Two Interactive Software, Inc.(a)                        28,782
  5,400    The Topps Co., Inc.                                           44,388
  3,300    Traffix, Inc.                                                 17,787
  2,400    Trans World Entertainment Corp.(a)                            17,328
  4,600    Triarc Cos.                                                   71,898
  2,900    Trump Entertainment Resorts, Inc.(a)                          58,435
  2,155    Tupperware Corp.                                              42,432
  9,300    Warner Music Group Corp.                                     274,164
  6,500    World Wrestling Entertainment, Inc.                          109,785
  3,090    Youbet.com, Inc.(a)                                           14,832
                                                                   ------------
                                                                      4,744,229
                                                                   ------------
  NON-FERROUS METALS - 0.8%
    800    AM Castle & Co.                                               25,800
  7,600    Advanced Environmental Recycling
              Technologies, Inc. Class A(a)                              23,940
  1,637    Aleris International, Inc.(a)                                 75,056
  1,100    Brush Engineered Materials, Inc.(a)                           22,935
  2,500    Century Aluminum Co.(a)                                       89,225
 20,000    Coeur d'Alene Mines Corp.(a)                                  96,200
  6,500    Commercial Metals Co.                                        167,050
  1,327    Encore Wire Corp.(a)                                          47,692
 10,600    Hecla Mining Co.(a)                                           55,650
 10,800    Kaiser Aluminum Corp.(a)                                         378
  1,100    Minerals Technologies, Inc.                                   57,200
  2,600    Mueller Industries, Inc.                                      85,878
  1,800    RTI International Metals, Inc.(a)                            100,512
  1,862    Reliance Steel & Aluminum Co.                                154,453
 10,300    Southern Copper Corp.(f)                                     918,039
  5,284    Stillwater Mining Co.(a)                                      67,001
 10,600    Titanium Metals Corp.(a)                                     364,428
    900    Wolverine Tube, Inc.(a)                                        3,303
                                                                   ------------
                                                                      2,354,740
                                                                   ------------
  OPTICAL PHOTO & EQUIPMENT - 0.1%
  1,200    CPI Corp.                                                     36,840
  1,100    Cyberoptics Corp.(a)                                          14,234
  1,100    Imation Corp.                                                 45,155
  8,530    Ingram Micro, Inc. Class A(a)                                154,649
  2,095    LaserCard Corp.(a)                                            27,424
    200    Meade Instruments Corp.(a)                                       490
    300    Panavision, Inc.(a)                                            2,478
  1,900    Photronics, Inc.(a)                                           28,120
    100    StockerYale, Inc.(a)                                             118
  1,600    Zomax, Inc.(a)                                                 2,448
  1,000    Zygo Corp.(a)                                                 16,390
                                                                   ------------
                                                                        328,346
                                                                   ------------
  PAPER & FOREST PRODUCTS - 0.3%
  1,600    Bowater, Inc.                                                 36,400
    200    Buckeye Technologies, Inc.(a)                                  1,528
    604    CSS Industries, Inc.                                          17,365
  1,700    Caraustar Industries, Inc.(a)                                 15,300
  1,200    Chesapeake Corp.                                              19,692
    700    Deltic Timber Corp.                                           39,459
    480    Kadant, Inc.(a)                                               11,040
  1,900    Longview Fibre Co.                                            36,271
  1,000    Lydall, Inc.(a)                                                9,220
  1,700    Neenah Paper, Inc.                                            51,765
  1,400    P.H. Glatfelter Co.                                           22,218
  5,100    Packaging Corp. of America                                   112,302
    900    Pope & Talbot, Inc.                                            5,607
    959    Potlatch Corp.                                                36,202

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  4,071    Rayonier, Inc.                                          $    154,332
    900    Rock-Tenn Co. Class A                                         14,355
 15,980    Smurfit-Stone Container Corp.(a)                             174,821
  1,400    Universal Forest Products, Inc.                               87,822
  3,100    Wausau Paper Corp.                                            38,595
                                                                   ------------
                                                                        884,294
                                                                   ------------
  PRODUCER GOODS - 3.2%
  4,023    AGCO Corp.(a)                                                105,885
    500    Aaon, Inc.                                                    12,830
  1,800    Actuant Corp. Class A                                         89,910
  4,400    Aeroflex, Inc.(a)                                             51,348
  1,000    Akorn, Inc.(a)                                                 3,980
    700    Alamo Group, Inc.                                             14,735
  1,900    Albany International Corp. Class A                            80,541
    115    Allied Motion Technologies, Inc.(a)                              604
  1,200    American Vanguard Corp.                                       18,576
  3,800    Ametek, Inc.                                                 180,044
  2,700    Applied Industrial Technologies, Inc.                         65,637
  2,000    Aptargroup, Inc.                                              99,220
     14    Arotech Corp.(a)                                                  32
  1,200    Astec Industries, Inc.(a)                                     40,944
  3,500    BE Aerospace, Inc.(a)                                         80,010
  1,900    Baldor Electric Co.                                           59,451
  3,200    Barnes Group, Inc.                                            63,840
  1,000    Blount International, Inc.(a)                                 12,020
  1,900    Blyth, Inc.                                                   35,074
  3,000    Briggs & Stratton Corp.                                       93,330
    600    CIRCOR International, Inc.                                    18,294
  1,100    Cantel Medical Corp.(a)                                       15,664
  6,000    Capstone Turbine Corp.(a)(f)                                  13,680
    200    Catalyst Semiconductor, Inc.(a)                                  726
  1,100    Cherokee International Corp.(a)                                4,246
    100    Chicago Rivet & Machine Co.                                    2,300
  3,000    Clarcor, Inc.                                                 89,370
  2,685    Cognex Corp.                                                  69,891
  1,100    Columbus McKinnon Corp.(a)                                    23,914
  1,900    Comfort Systems USA, Inc.                                     27,151
  1,800    Concord Camera Corp.(a)                                        1,152
  1,900    Cryo-Cell International, Inc.(a)                               4,351
    600    Culp, Inc.(a)                                                  2,934
  2,500    Curtiss-Wright Corp.                                          77,200
  2,000    DiamondCluster International, Inc. Class A(a)                 15,840
  5,500    Distributed Energy Systems Corp.(a)                           28,435
    700    Dynamic Materials Corp.                                       23,709
    200    The Eastern Co.                                                4,130
  5,300    Evergreen Solar, Inc.(a)(f)                                   68,794
  1,700    FMC Corp.                                                    109,463
  1,600    The Fairchild Corp.(a)                                         3,328
  7,490    Fastenal Co.                                                 301,772
  4,220    Fedders Corp.(a)                                              10,212
  2,500    Federal Signal Corp.                                          37,850
  1,700    Flanders Corp.(a)                                             17,051
  2,800    Flowserve Corp.(a)                                           159,320
  4,140    Foster Wheeler Ltd.(a)                                       178,848
    900    Franklin Electric Co., Inc.                                   46,476
  3,700    Gardner Denver, Inc.(a)                                      142,450
    125    The Gorman-Rupp Co.                                            3,325
  3,787    Graco, Inc.                                                  174,126
  5,800    GrafTech International Ltd.(a)                                33,640
    700    HI Shear Technology Corp.                                     11,585
  3,000    HNI Corp.                                                    136,050
    200    Hardinge, Inc.                                                 3,090
  2,200    Harsco Corp.                                                 171,512
  2,190    Herman Miller, Inc.                                           56,436
  3,600    Hexcel Corp.(a)                                               56,556
  2,900    Hubbell, Inc. Class B                                        138,185
  3,250    IDEX Corp.                                                   153,400
    100    Ibis Technology Corp.(a)                                         325
    400    Inplay Technologies, Inc.(a)                                   1,040
    500    IntriCon Corp.(a)                                              2,500
  7,400    JLG Industries, Inc.                                         166,500
  4,500    Jacuzzi Brands, Inc.(a)                                       39,600
  4,675    Jarden Corp.(a)                                              142,354
  2,500    Kaydon Corp.                                                  93,275
  1,800    Kennametal, Inc.                                             112,050
  2,700    Knoll, Inc.                                                   49,572
  3,290    Kos Pharmaceuticals, Inc.(a)                                 123,770
    600    LB Foster Co. Class A(a)                                      14,562
  1,100    LaBarge, Inc.(a)                                              14,597

66

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  1,300    Ladish Co., Inc.(a)                                     $     48,711
    600    Lawson Products, Inc.                                         23,652
  5,000    Lennox International, Inc.                                   132,400
  2,482    Libbey, Inc.                                                  18,243
  2,295    Lincoln Electric Holdings, Inc.                              143,782
  1,500    Lindsay Manufacturing Co.                                     40,680
  3,200    Liquidity Services, Inc.(a)                                   49,824
  1,800    Lone Star Technologies Inc.(a)                                97,236
  3,300    MSC Industrial Direct Co. Class A                            156,981
  1,700    Magnetek, Inc.(a)                                              4,590
  4,300    Manitowoc Co.                                                191,350
    900    Material Sciences Corp.(a)                                     8,127
  1,400    Matthews International Corp. Class A                          48,258
  2,200    Maverick Tube Corp.(a)                                       139,018
  3,200    Merix Corp.(a)                                                35,104
  3,360    Micrel, Inc.(a)                                               33,634
    500    Middleby Corp.(a)                                             43,280
  4,356    Milacron, Inc.(a)                                              4,356
    900    Modtech Holdings, Inc.(a)                                      6,093
  2,425    Moog, Inc. Class A(a)                                         82,984
    400    NACCO Industries, Inc. Class A                                54,964
  1,700    NATCO Group, Inc. Class A(a)                                  68,340
  1,000    NN, Inc.                                                      12,350
  1,100    Nordson Corp.                                                 54,098
  3,700    Oceaneering International, Inc.(a)                           169,645
  4,500    PainCare Holdings, Inc.(a)                                     9,180
  4,550    Pentair, Inc.                                                155,565
  5,207    Plug Power, Inc.(a)(f)                                        24,317
  1,600    Possis Medical, Inc.(a)                                       14,096
  5,950    Precision Castparts Corp.                                    355,572
  3,140    Presstek, Inc.(a)                                             29,233
  2,300    RBC Bearings, Inc.(a)                                         52,210
  2,505    Regal-Beloit Corp.                                           110,596
    800    Research Frontiers, Inc.(a)                                    4,008
    700    Riviera Holdings Corp.(a)                                     14,490
    800    Robbins & Myers, Inc.                                         20,912
  1,020    Ronson Corp.(a)                                                2,275
  4,500    Roper Industries, Inc.                                       210,375
    470    SI International, Inc.(a)                                     14,410
  2,648    SPX Corp.                                                    148,156
  7,000    Safeguard Scientifics, Inc.(a)                                15,120
  2,000    Sauer-Danfoss, Inc.                                           50,840
    500    Sequa Corp. Class A(a)                                        40,750
  5,600    The Shaw Group, Inc.(a)                                      155,680
  1,800    Somanetics Corp.(a)                                           34,380
  1,800    Sonic Solutions, Inc.(a)                                      29,700
    200    Spectrum Control, Inc.(a)                                      1,850
    700    Standex International Corp.                                   21,245
  8,800    Steelcase, Inc. Class A                                      144,760
    300    Strattec Security Corp.(a)                                    14,943
  1,500    Sun Hydraulics, Inc.                                          31,170
    700    T-3 Energy Services Inc.(a)                                   13,636
  1,165    TRM Corp.(a)                                                   8,073
  1,400    Team, Inc.(a)                                                 35,070
  1,500    Technology Research Corp.                                      7,635
  1,200    Tecumseh Products Co. Class A(a)                              23,040
  1,900    Teleflex, Inc.                                               102,638
    600    Tennant Co.                                                   30,168
  2,600    Tenneco, Inc.(a)                                              67,600
  3,504    Terex Corp.(a)                                               345,845
  8,000    ThermoGenesis Corp.(a)                                        33,120
  4,400    Timken Co.                                                   147,444
  4,200    Trinity Industries, Inc.                                     169,680
    800    Triumph Group, Inc.(a)                                        38,400
  1,900    TurboChef Technologies, Inc.(a)(f)                            21,128
    200    Twin Disc, Inc.                                                6,122
  2,100    Tyler Technologies, Inc.(a)                                   23,520
  8,140    Valhi, Inc.                                                  199,837
  1,100    Valmont Industries, Inc.                                      51,139
  1,100    Watsco, Inc.                                                  65,802
  2,000    Watts Water Technologies, Inc. Class A                        67,100
    700    Woodhead Industries, Inc.                                     13,398
  1,800    Woodward Governor Co.                                         54,918
  1,100    X-Rite, Inc.                                                  12,089
                                                                   ------------
                                                                      9,215,547
                                                                   ------------
  RAILROADS & SHIPPING - 0.5%
  2,100    Alexander & Baldwin, Inc.                                     92,967
  1,300    American Commercial Lines, Inc.(a)                            78,325
  4,600    Diamondhead Casino Corp.(a)                                   12,190

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
    100    Eagle Bulk Shipping, Inc.                                    $ 1,425
  1,800    Florida East Coast Industries, Inc.                           94,194
  1,000    Freightcar America, Inc.                                      55,510
  2,800    GATX Corp.                                                   119,000
  1,600    General Maritime Corp.                                        59,136
  1,950    Genesee & Wyoming, Inc. Class A(a)                            69,167
    900    Greenbrier Cos., Inc.                                         29,466
  4,000    Horizon Lines, Inc. Class A                                   64,080
    700    Hornbeck Offshore Services, Inc.(a)                           24,864
    300    International Shipholding Corp.(a)                             4,017
  5,100    Kansas City Southern(a)                                      141,270
    700    Maritrans, Inc.                                               17,430
  1,800    Martin Midstream Partners LP                                  55,404
  5,300    OMI Corp. New Shares                                         114,745
  2,100    Overseas Shipholding Group                                   124,215
  2,200    RailAmerica, Inc.(a)                                          23,012
  1,700    SCS Transportation, Inc.(a)                                   46,801
  3,400    Ship Finance International Ltd.                               58,854
  1,800    Trico Marine Services, Inc.(a)                                61,200
  2,100    Westinghouse Air Brake Technologies Corp.                     78,540
                                                                   ------------
                                                                      1,425,812
                                                                   ------------
  REAL PROPERTY - 5.7%
  3,900    AMB Property Corp.                                           197,145
    800    AMREP Corp.                                                   43,456
  1,900    Acadia Realty Trust                                           44,935
  2,400    Affordable Residential Communities                            25,800
    200    Alexander's, Inc.(a)                                          54,352
  1,300    Alexandria Real Estate Equities, Inc.                        115,284
  2,500    America Retirement Corp.(a)                                   81,925
    400    American Land Lease, Inc.                                      9,800
    500    American Mortgage Acceptance Co.                               7,370
  3,600    American Real Estate Partners LP                             146,880
    500    American Realty Investors, Inc.(a)                             4,290
  4,400    Amerivest Properties, Inc.(a)                                 19,316
  8,600    Annaly Mortgage Management, Inc.                             110,166
  3,300    Anthracite Capital, Inc.                                      40,128
  2,700    Anworth Mortgage Asset Corp.                                  22,410
  2,300    Arbor Realty Trust, Inc.                                      57,615
  3,700    Associated Estates Realty Corp.                               45,880
  4,945    AvalonBay Communities, Inc.                                  547,016
    500    Avatar Holdings, Inc.(a)(f)                                   28,485
  3,635    BRE Properties                                               199,925
    300    BRT Realty Trust                                               7,695
  2,400    Big 5 Sporting Goods Corp.                                    46,800
  2,200    BioMed Realty Trust, Inc.                                     65,868
  1,200    Boykin Lodging Co.(a)                                         13,068
  6,314    Brandywine Realty Trust                                      203,121
 15,300    Brookfield Properties Corp.                                  492,201
 14,400    CB Richard Ellis Group, Inc.(a)                              358,560
  4,300    CBL & Associates Properties, Inc.                            167,399
    400    California Coastal Communities, Inc.(a)                       12,800
  3,957    Camden Property Trust                                        291,037
  1,800    Capital Title Group, Inc.                                     13,266
  2,500    Capstead Mortgage Corp.                                       18,975
  4,100    CarrAmerica Realty Corp.                                     182,655
  1,100    Cedar Shopping Centers, Inc.                                  16,192
    600    CentraCore Properties Trust                                   14,850
  3,200    Colonial Properties Trust                                    158,080
  2,000    Corporate Office Properties Trust                             84,160
  3,000    Cousins Properties, Inc.                                      92,790
  6,200    Crescent Real Estate EQT Co.                                 115,072
  5,383    Developers Diversified Realty Corp.                          280,885
  2,000    DiamondRock Hospitality Co.                                   29,620
  1,100    Digital Realty Trust, Inc.                                    27,159
  9,475    Duke Realty Corp.                                            333,046
  1,200    Eastgroup Properties Inc.                                     56,016
  3,500    Education Realty Trust, Inc.                                  58,275
  1,800    Entertainment Properties Trust                                77,490
  5,100    Equity Inns, Inc.                                             84,456
  1,600    Equity Lifestyle Properties, Inc.                             70,128
  3,855    Equity One, Inc.                                              80,570
  1,400    Essex Property Trust, Inc.                                   156,324
  3,740    Federal Realty Investment Trust                              261,800
  3,500    FelCor Lodging Trust, Inc.                                    76,090
  6,000    Fieldstone Investment Corp.                                   54,960
  1,327    First Acceptance Corp.(a)                                     15,632

68

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  2,700    First Industrial Realty Trust, Inc.                     $    102,438
  1,200    First Potomac Realty Trust                                    35,748
  6,400    Forest City Enterprises, Inc. Class A                        319,424
  2,300    GMH Communities Trust                                         30,314
 17,630    General Growth Properties, Inc.                              794,408
  1,200    Getty Realty Corp.                                            34,128
  2,200    Gladstone Commercial Corp.                                    41,272
  1,500    Glenborough Realty Trust, Inc.                                32,310
  2,700    Glimcher Realty Trust                                         66,987
  4,100    Global Signal, Inc.                                          189,912
  4,200    Government Properties Trust, Inc.                             39,858
    322    Grubb & Ellis Co.(a)                                           2,979
 14,700    HRPT Properties Trust                                        169,932
  9,500    Health Care Property Investors, Inc.                         254,030
  3,400    Health Care REIT, Inc.                                       118,830
  2,800    Healthcare Realty Trust, Inc.                                 89,180
    100    Heartland Partners LP Class A(a)                                  72
  2,500    Heritage Property Investment Trust                            87,300
  2,900    Highland Hospitality Corp.                                    40,832
  2,250    Highwoods Properties, Inc.                                    81,405
  2,000    Home Properties, Inc.                                        111,020
  3,205    Hospitality Properties Trust                                 140,764
 35,158    Host Marriott Corp.                                          768,905
  1,600    Housevalues, Inc.(a)                                          11,088
  5,500    IMPAC Mortgage Holdings, Inc.                                 61,490
  6,100    Inland Real Estate Corp.                                      90,768
  2,500    Innkeepers USA Trust                                          43,200
  2,700    Investors Real Estate Trust                                   24,381
  7,200    iStar Financial, Inc.                                        271,800
  2,500    Jones Lang LaSalle, Inc.                                     218,875
  2,200    Kilroy Realty Corp.                                          158,950
  1,700    Kite Realty Group Trust                                       26,503
    900    LTC Properties, Inc.                                          20,115
  2,300    LaSalle Hotel Properties                                     106,490
  2,400    Lexington Corporate Properties Trust                          51,840
  3,960    Liberty Property Trust                                       175,032
  4,100    LoopNet, Inc.(a)                                              76,301
  3,870    Luminent Mortgage Capital, Inc.                               35,836
  4,800    MFA Mortgage Investments, Inc.                                33,024
  3,200    The Macerich Co.                                             224,640
  3,200    Mack-Cali Realty Corp.                                       146,944
  2,500    Maguire Properties, Inc.                                      87,925
  1,200    Mid-America Apartment Communities, Inc.                       66,900
  3,300    The Mills Corp.                                               88,275
  1,100    Mission West Properties                                       12,188
 10,424    Move, Inc.(a)                                                 57,124
  1,600    National Health Investors, Inc.                               43,024
    700    National Health Realty, Inc.                                  13,265
  3,091    National Retail Properties, Inc.                              61,665
  4,300    Nationwide Health Properties, Inc.                            96,793
  3,945    New Century Financial Corp.                                  180,484
  5,800    New Plan Excel Realty Trust                                  143,202
  2,605    Newcastle Investment Corp.                                    65,959
    400    Newkirk Realty Trust, Inc.                                     6,944
  5,100    NorthStar Realty Finance Corp.                                61,251
  1,900    Novastar Financial, Inc.(f)                                   60,059
  3,400    Omega Healthcare Investors, Inc.                              44,948
  1,800    Origen Financial, Inc.                                        11,556
    900    Orleans Homebuilders, Inc.                                    14,625
  1,200    PS Business Parks, Inc.                                       70,800
  2,809    Pan Pacific Retail Properties, Inc.                          194,860
    800    Parkway Properties, Inc.                                      36,400
  2,099    Pennsylvania Real Estate Investment Trust                     84,737
  2,500    Post Properties, Inc.                                        113,350
  2,700    RAIT Investment Trust                                         78,840
  1,600    Ramco-Gershenson Properties Trust                             43,088
  1,300    Reading International, Inc. Class A(a)                        10,335
  5,000    Realty Income Corp.                                          109,500
  5,070    Reckson Associates Realty Corp.                              209,797
  1,600    Redwood Trust, Inc.                                           78,128
  3,000    Regency Centers Corp.                                        186,450
  3,000    SL Green Realty Corp.                                        328,410
  1,100    Saul Centers, Inc.                                            44,858
  2,000    Saxon Capital Inc.                                            22,880
  3,200    Senior Housing Properties Trust                               57,312
  3,300    Shurgard Storage Centers, Inc.                               206,250
    800    Sizeler Property Investors, Inc.                              12,848
    900    Sovran Self Storage, Inc.                                     45,711
  3,200    Spirit Finance Corp.                                          36,032

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  4,900    The St. Joe Co.(f)                                      $    228,046
  1,600    Stonemor Partners LP                                          30,704
  3,300    Strategic Hotel Capital, Inc.                                 68,442
    200    Stratus Properties, Inc.(a)                                    5,360
  2,000    Sun Communities, Inc.                                         65,060
  1,795    Sunset Financial Resources, Inc.                              15,114
  3,200    Sunstone Hotel Investors, Inc.                                92,992
  1,800    Tanger Factory Outlet Centers, Inc.                           58,266
  3,700    Taubman Centers, Inc.                                        151,330
  6,755    Thornburg Mortgage, Inc.(f)                                  188,262
  1,900    Toreador Resources Corp.(a)                                   53,447
  2,100    Trammell Crow Co.(a)                                          73,857
    100    Transcontinental Realty Investors, Inc.(a)                     1,350
 10,000    Trizec Properties, Inc.                                      286,400
  3,700    Trustreet Properties, Inc.                                    48,803
  7,065    United Dominion Realty Trust, Inc.                           197,891
  1,300    Universal Health Realty Income Trust                          40,755
  1,300    Urstadt Biddle Properties, Inc.                               20,670
    900    Urstadt Biddle Properties, Inc. Class A                       14,661
  5,100    U-Store-It Trust                                              96,186
  7,300    Ventas, Inc.                                                 247,324
  2,300    Washington Real Estate Investment Trust                       84,410
  4,975    Weingarten Realty Investors                                  190,443
  1,300    Winston Hotels, Inc.                                          15,925
  1,049    ZipRealty, Inc.(a)                                             8,896
                                                                   ------------
                                                                     16,519,910
                                                                   ------------
  RETAIL - 2.4%
  1,000    1-800 Contacts, Inc.(a)                                       15,000
  4,170    1-800-FLOWERS.COM, Inc. Class A(a)                            24,061
  3,066    99 Cents Only Stores(a)                                       32,070
  1,100    AC Moore Arts & Crafts, Inc.(a)                               17,941
  2,275    Aaron Rents, Inc.                                             61,152
  3,600    Abercrombie & Fitch Co. Class A                              199,548
    600    Able Energy, Inc.(a)                                           3,414
  4,400    Advance Auto Parts                                           127,160
  3,200    Allion Healthcare, Inc.(a)                                    27,808
  1,300    Alloy, Inc.(a)                                                13,637
  6,310    American Eagle Outfitters                                    214,792
  2,575    AnnTaylor Stores Corp.(a)                                    111,704
    200    Arden Group, Inc. Class A                                     22,634
    700    Asbury Automotive Group, Inc.(a)                              14,658
  3,000    BJ's Wholesale Club, Inc.(a)                                  85,050
  3,300    Barnes & Noble, Inc.                                         120,450
    251    Blair Corp.                                                    7,467
  1,100    Bluegreen Corp.(a)                                            12,606
  2,500    The Bombay Co., Inc.(a)                                        6,050
  2,100    The Bon-Ton Stores, Inc.                                      45,948
  2,400    Books-A-Million, Inc.                                         40,032
  2,100    Borders Group, Inc.                                           38,766
  2,956    Brightpoint, Inc.(a)                                          39,995
  1,300    Build-A-Bear Workshop, Inc.(a)                                27,963
  5,500    Carmax, Inc.(a)                                              195,030
  4,100    Casey's General Stores, Inc.                                 102,541
  4,100    Casual Male Retail Group, Inc.(a)                             41,205
  1,950    The Cato Corp. Class A                                        50,408
  1,700    Central Garden and Pet Co.(a)                                 73,185
  1,500    Charlotte Russe Holding, Inc.(a)                              35,910
  7,155    Charming Shoppes, Inc.(a)                                     80,422
  8,100    Chico's FAS, Inc.(a)                                         218,538
  1,605    The Children's Place Retail Stores, Inc.(a)                   96,380
  2,238    Christopher & Banks Corp.                                     64,902
  4,500    Claire's Stores, Inc.                                        114,795
  6,470    Coldwater Creek, Inc.(a)                                     173,137
  2,100    Color Kinetics, Inc.(a)                                       39,711
  1,400    Cost Plus, Inc.(a)                                            20,524
    200    DEB Shops, Inc.                                                4,822
  2,500    DSW, Inc. Class A(a)                                          91,050
  2,299    dELiA*s, Inc.(a)                                              18,576
  4,705    Dollar Tree Stores, Inc.(a)                                  124,683
  4,806    Dress Barn, Inc.(a)                                          121,832
  3,400    drugstore.com, Inc.(a)                                         9,860
  5,300    Escala Group, Inc.(a)(f)                                      24,804
  2,400    The Finish Line, Inc. Class A                                 28,392
    200    Flanigan's Enterprises, Inc.                                   2,190
  8,200    Foot Locker, Inc.                                            200,818
  2,250    Fred's, Inc.                                                  30,038

70

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD    INDUSTRY++/ISSUE                                               VALUE
-------------------------------------------------------------------------------
  3,700    GameStop Corp. Class A(a)                               $    155,400
  1,400    Gander Mountain Co.(a)(f)                                      8,092
  1,400    Genesco, Inc.(a)                                              47,418
  2,400    Great Atlantic & Pacific Tea Co.                              54,528
  1,500    Guitar Center, Inc.(a)                                        66,705
  2,600    Gymboree Corp.(a)                                             90,376
  2,850    HOT Topic, Inc.(a)                                            32,804
  4,500    Hancock Fabrics, Inc.                                         15,030
  3,800    Insight Enterprises, Inc.(a)                                  72,390
  1,365    Jo-Ann Stores, Inc.(a)                                        19,997
  1,100    Kirkland's, Inc.(a)                                            5,753
  2,200    Longs Drug Stores Corp.                                      100,364
  3,200    Men's Wearhouse, Inc.                                         96,960
  6,700    Michaels Stores, Inc.                                        276,308
  4,995    Movie Gallery, Inc.(f)                                        31,019
  5,010    O'Reilly Automotive, Inc.(a)                                 156,262
  1,300    Overstock.com, Inc.(a)(f)                                     27,638
  1,500    PC Connection, Inc.(a)                                         8,775
  3,400    PEP Boys-Manny, Moe & Jack                                    39,882
  7,500    PETsMART, Inc.                                               192,000
  3,925    Pacific Sunwear of California, Inc.(a)                        70,375
  5,700    Pathmark Stores, Inc.(a)                                      53,637
  1,900    Payless Shoesource, Inc.(a)                                   51,623
  3,400    Petco Animal Supplies, Inc.(a)                                69,462
  2,900    Pier 1 Imports, Inc.                                          20,242
    750    Pricesmart, Inc.(a)                                            7,515
  2,300    Rent-A-Center, Inc.(a)                                        57,178
  2,200    Retail Ventures, Inc.(a)                                      39,204
 30,600    Rite Aid Corp.(a)                                            129,744
  7,500    Ross Stores, Inc.                                            210,375
  2,000    Ruddick Corp.                                                 49,020
    200    Ruth's Chris Steak House, Inc.(a)                              4,084
  6,100    Saks, Inc.                                                    98,637
  1,700    School Specialty, Inc.(a)                                     54,145
  1,000    Sharper Image Corp.(a)(f)                                     11,110
    700    Shoe Carnival, Inc.(a)                                        16,702
  2,150    Stamps.com, Inc.(a)                                           59,813
  2,300    Stein Mart, Inc.                                              34,040
    700    Systemax, Inc.(a)                                              5,460
  3,400    Talbots, Inc.                                                 62,730
  2,400    Texas Roadhouse, Inc. Class A(a)                              32,448
  2,500    Too, Inc.(a)                                                  95,975
  2,800    Tractor Supply Co.(a)                                        154,756
  4,100    Tuesday Morning Corp.                                         53,915
  1,200    Unifirst Corp.                                                41,400
  1,800    United Stationers, Inc.(a)                                    88,776
  7,400    Urban Outfitters, Inc.(a)                                    129,426
    500    VSI Holdings, Inc.(a)                                              -
  1,800    Weis Markets, Inc.                                            74,160
  1,600    West Marine, Inc.(a)                                          21,568
  4,475    The Wet Seal, Inc. Class A(a)                                 21,838
  5,200    Williams-Sonoma, Inc.                                        177,060
  2,700    Wilsons The Leather Experts Inc.(a)                           11,097
  2,300    Yankee Candle Co., Inc.                                       57,523
  3,100    Zale Corp.(a)                                                 74,679
  1,700    Zumiez, Inc.(a)                                               63,869
                                                                   ------------
                                                                      6,974,946
                                                                   ------------
  SOAPS & COSMETICS - 0.1%
  2,100    Chattem, Inc.(a)                                              63,777
  3,600    Church & Dwight Co., Inc.                                    131,112
  1,600    Elizabeth Arden, Inc.(a)                                      28,608
  1,400    Inter Parfums, Inc.                                           24,108
  4,300    Nu Skin Enterprises, Inc. Class A                             63,855
  1,100    Parlux Fragrances, Inc.(a)(f)                                 10,659
  3,600    Playtex Products, Inc.(a)                                     37,548
 24,292    Revlon, Inc. Class A(a)                                       30,608
    500    Steiner Leisure Ltd.(a)                                       19,765
                                                                   ------------
                                                                        410,040
                                                                   ------------
  STEEL - 0.5%
  6,500    AK Steel Holding Corp.(a)                                     89,895
    200    Ampco-Pittsburgh Corp.                                        5,730
  1,800    Carpenter Technology Corp.                                   207,900
  1,300    Chaparral Steel Co.(a)                                        93,626
  1,300    Cleveland-Cliffs, Inc.                                       198,225
  1,400    Cold Metal Products, Inc.(a)                                       1
    600    Friedman Industries                                            5,430
  1,700    Gibraltar Industries, Inc.                                    49,300
    800    NS Group, Inc.(a)                                             44,064
    300    Northwest Pipe Co.(a)                                          7,590
    605    Olympic Steel, Inc.                                           21,411
    500    Omega Flex, Inc.(a)                                           10,025

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD   INDUSTRY++/ISSUE                                                VALUE
-------------------------------------------------------------------------------
  2,100   Oregon Steel Mills, Inc.(a)                               $   106,386
  2,250   Quanex Corp.                                                   96,908
  1,700   Ryerson, Inc.                                                  45,900
  2,450   Schnitzer Steel Industries, Inc. Class A                       86,926
    400   Shiloh Industries, Inc.(a)                                      6,016
  2,640   Steel Dynamics, Inc.                                          173,554
    800   Steel Technologies, Inc.                                       15,552
  1,200   Universal Stainless & Alloy Products, Inc.(a)                  35,124
  3,500   Worthington Industries, Inc.                                   73,325
                                                                    -----------
                                                                      1,372,888
                                                                    -----------
  TELEPHONE - 2.0%
  2,180   Adtran, Inc.                                                   48,897
  8,600   Airspan Networks, Inc.(a)                                      21,500
  4,900   Alaska Communications Systems Group, Inc.                      61,985
 29,053   American Tower Corp. Class A(a)                               904,129
  4,705   Applied Digital Solutions, Inc.(a)                              8,516
    600   Applied Innovation, Inc.(a)                                     2,220
    800   Applied Signal Technology, Inc.                                13,632
    500   Atlantic Tele-Network Inc.                                     10,415
  8,500   Autobytel, Inc.(a)                                             30,005
  2,900   Boston Communications Group(a)                                  3,567
  2,500   CT Communications, Inc.                                        57,175
  2,000   Carrier Access Corp.(a)                                        16,540
  5,900   Centennial Communications Corp.                                30,680
 10,200   Cincinnati Bell, Inc.(a)                                       41,820
  1,700   Commonwealth Telephone Enterprises, Inc.                       56,372
  1,800   Consolidated Communications Holdings, Inc.                     29,934
 12,386   Covad Communications Group, Inc.(a)                            24,896
 14,340   Crown Castle International Corp.(a)                           495,303
  3,199   D&E Communications, Inc.                                       34,677
  2,000   Ditech Networks, Inc.(a)                                       17,440
 11,200   Dobson Communications Corp. Class A(a)                         86,800
  1,315   Equinix, Inc.(a)                                               72,141
 12,200   Extreme Networks Inc.(a)                                       50,752
  2,100   FairPoint Communications, Inc.                                 30,240
      1   Fibernet Telecom Group, Inc.(a)                                     2
 18,100   Finisar Corp.(a)                                               59,187
  3,500   First Avenue Networks, Inc.(a)(f)                              38,080
  4,500   Fusion Telecommunications International, Inc.(a)                9,000
  3,400   General Communication Inc. Class A(a)                          41,888
  3,395   Global Crossing Ltd.(a)(f)                                     60,329
      6   GoAmerica, Inc.(a)                                                 17
    100   Hector Communications Corp.                                     3,504
    800   HickoryTech Corp.                                               5,600
    600   ID Systems, Inc.(a)                                            10,638
  4,600   IDT Corp. Class B(a)                                           63,434
  2,300   InPhonic, Inc.(a)(f)                                           14,490
  3,800   Interdigital Communications Corp.(a)                          132,658
  2,400   Inter-Tel, Inc.                                                50,544
    300   Iowa Telecommunications Services, Inc.                          5,676
  1,500   iPCS, Inc.(a)                                                  72,450
  2,000   j2 Global Communications, Inc.(a)                              62,440
  4,300   Leap Wireless International, Inc.(a)                          204,035
 57,280   Level 3 Communications, Inc.(a)                               254,323
    300   NET2000 Communications, Inc.(a)                                     -
 10,600   NII Holdings, Inc.(a)                                         597,628
  4,300   NTELOS Holdings Corp.(a)                                       62,135
 19,055   NTL, Inc.                                                     474,470
    600   North Pittsburgh Systems, Inc.                                 16,536
  2,886   Novatel Wireless, Inc.(a)                                      29,957
    247   Optical Cable Corp.(a)                                          1,042
  3,420   Price Communications Corp.(a)                                  57,969
 29,100   Primus Telecommunications GP(a)                                16,936
  1,200   RCN Corp.(a)                                                   29,916
 14,400   Sonus Networks, Inc.(a)                                        71,280
    390   Stratos International, Inc.(a)                                  2,672
  4,200   SunCom Wireless Holdings, Inc. Class A(a)                       6,300
    800   SureWest Communications                                        15,456
  3,100   Syniverse Holdings, Inc.(a)                                    45,570
  1,833   Talk America Holdings, Inc.(a)                                 11,346
  2,900   Telephone & Data Systems, Inc.                                120,060
  3,300   Telephone & Data Systems, Inc. (Special Shares)               128,370

72

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD   INDUSTRY++/ISSUE                                                VALUE
-------------------------------------------------------------------------------
    200   Telular Corp.(a)                                          $       402
  2,700   Terremark Worldwide, Inc.(a)                                    9,720
  7,100   Time Warner Telecom, Inc. Class A(a)                          105,435
    104   Trinsic, Inc.(a)                                                   42
    175   Tut Systems, Inc.(a)                                              424
  6,100   US Cellular Corp.(a)                                          369,660
    500   US LEC Corp. Class A(a)                                         1,630
  2,400   USA Mobility, Inc.                                             39,840
  5,500   Ubiquitel, Inc.(a)                                             56,870
  1,700   Ulticom, Inc.(a)                                               17,799
  4,400   UTstarcom, Inc.(a)(f)                                          34,276
  3,800   Valor Communications Group, Inc.(f)                            43,510
 13,600   Vonage Holdings Corp.(a)                                      116,824
  1,500   Warwick Valley Telephone Co.                                   29,250
                                                                    -----------
                                                                      5,751,256
                                                                    -----------
  TIRES & RUBBER GOODS - 0.1%
    200   American Biltrite, Inc.(a)                                      2,084
  1,100   Bandag, Inc.                                                   40,249
  1,700   Carlisle Cos., Inc.                                           134,810
  1,000   SRI/Surgical Express, Inc.(a)                                   5,750
    400   Synergetics USA, Inc.(a)                                        2,512
                                                                    -----------
                                                                        185,405
                                                                    -----------
  TOBACCO - 0.2%
  5,500   Alliance One International, Inc.                               24,420
  6,500   Loews Corp. - Carolina Group                                  333,905
  1,100   M&F Worldwide Corp.(a)                                         17,710
    900   Schweitzer-Mauduit International, Inc.                         19,485
  1,545   Universal Corp.                                                57,505
  4,460   Vector Group Ltd.                                              72,475
                                                                    -----------
                                                                        525,500
                                                                    -----------
  TRAVEL & RECREATION - 2.4%
    100   Aldila Inc.                                                     2,532
  4,038   All-American SportPark, Inc.(a)                                   767
  1,200   Ambassadors Group, Inc.                                        34,656
  1,300   Amerco, Inc.(a)                                               130,858
    100   American Classic Voyages Co.(a)                                     -
  3,600   Ameristar Casinos, Inc.                                        70,020
  2,200   Aztar Corp.(a)                                                114,312
  3,000   Bally Technologies, Inc.(a)                                    49,410
  2,500   Bally Total Fitness Holding Corp.(a)                           16,950
  5,200   Boyd Gaming Corp.                                             209,872
    600   Buckhead America Corp.(a)                                           -
  4,000   CKX, Inc.(a)                                                   54,280
  3,700   Callaway Golf Co.                                              48,063
  2,700   Cedar Fair, LP                                                 71,658
    100   Central Parking Corp.                                           1,600
  4,800   Choice Hotels International, Inc.                             290,879
  3,500   Dick's Sporting Goods, Inc.(a)                                138,600
  1,500   Dollar Thrifty Automotive Group(a)                             67,605
  3,416   Dover Downs Gaming & Entertainment, Inc.                       67,090
  4,300   Empire Resorts, Inc.(a)                                        29,756
 23,177   Expedia, Inc.(a)                                              346,960
  1,000   Full House Resorts, Inc.(a)                                     3,600
    100   Golf Galaxy, Inc.(a)                                            1,345
  1,800   Great Wolf Resorts, Inc.(a)                                    21,618
    800   Hudson Hotels Corp.(a)                                              1
  5,200   Interstate Hotels & Resorts Inc.(a)                            48,308
 12,200   Jameson Inns, Inc.(a)                                          35,624
  1,392   K2, Inc.(a)                                                    15,228
  2,200   Kerzner International Ltd.(a)                                 174,416
 24,400   Las Vegas Sands Corp.(a)                                    1,899,783
  1,500   Life Time Fitness, Inc.(a)                                     69,405
  1,100   Lodgian, Inc.(a)                                               15,675
 19,900   MGM Mirage(a)                                                 811,920
  3,400   MTR Gaming Group, Inc.(a)                                      31,892
  1,500   Marcus Corp.                                                   31,320
    700   Marine Products Corp.                                           6,811
  1,100   Monarch Casino & Resort, Inc.(a)                               30,932
  2,700   Multimedia Games, Inc.(a)                                      27,351
  3,200   Orient Express Hotels Ltd. "A"                                124,288
  3,400   Pinnacle Entertainment, Inc.(a)                               104,210
  3,750   Pool Corp.                                                    163,613
  2,300   President Casinos, Inc.(a)                                      1,426
  4,200   Progressive Gaming International Corp.(a)                      32,760
    300   Red Lion Hotels Corp.(a)                                        3,285

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

 SHARES
   HELD   INDUSTRY++/ISSUE                                                VALUE
-------------------------------------------------------------------------------
  1,800   Rent-Way, Inc.(a)                                         $    13,284
 15,500   Royal Caribbean Cruises Ltd.                                  592,874
  4,700   Scientific Games Corp. Class A(a)                             167,414
  2,743   Shuffle Master, Inc.(a)                                        89,916
  6,800   Silverleaf Resorts, Inc.(a)                                    25,092
  5,700   Six Flags, Inc.(a)(f)                                          32,034
    200   Sonesta International Hotels Class A                            3,328
  2,600   Speedway Motorsports, Inc.                                     98,124
  4,200   Station Casinos, Inc.                                         285,935
  1,200   Stellent, Inc.                                                 11,460
  3,700   Sunterra Corp.(a)                                              37,888
  1,100   Travelzoo, Inc.(a)                                             33,374
  1,900   Vail Resorts, Inc.(a)                                          70,490
  1,800   WMS Industries, Inc.(a)                                        49,302
                                                                    -----------
                                                                      6,911,194
                                                                    -----------
  TRUCKING & FREIGHT - 1.1%
  2,100   Arkansas Best Corp.                                           105,441
    300   BancTrust Financial Group, Inc.                                 7,041
  7,800   CH Robinson Worldwide, Inc.                                   415,740
  2,425   Celadon Group, Inc.(a)                                         53,447
  1,100   Central Freight Lines, Inc.(a)                                  2,211
  2,000   Con-way, Inc.                                                 115,860
  2,700   Covenant Transport, Inc. Class A(a)                            41,094
  9,410   Expeditors International Washington, Inc.                     527,053
  2,600   Forward Air Corp.                                             105,898
  1,900   Frozen Food Express Industries(a)                              20,938
  2,400   HUB Group, Inc. Class A(a)                                     58,872
  6,208   Heartland Express, Inc.                                       111,061
  4,800   Hythiam, Inc.(a)(f)                                            33,456
  8,900   JB Hunt Transport Services, Inc.                              221,699
  4,500   Knight Transportation, Inc.                                    90,900
  6,910   Laidlaw International, Inc.                                   174,132
  4,400   Landstar System, Inc.                                         207,812
  1,237   Marten Transport Ltd.(a)                                       26,892
  3,162   Old Dominion Freight Line Inc.(a)                             118,860
  3,100   Pacer International, Inc.                                     100,998
    400   PAM Transportation Services(a)                                 11,556
  1,100   Quality Distribution, Inc.(a)                                  14,608
  3,300   Sirva, Inc.(a)                                                 21,351
  3,770   Swift Transportation Co., Inc.(a)                             119,735
  1,000   TAL International Group, Inc.(a)                               24,100
  1,800   US Xpress Enterprises, Inc. Class A(a)                         48,636
    700   USA Truck, Inc.(a)                                             12,474
  4,200   UTI Worldwide, Inc.                                           105,966
    900   Universal Truckload Services, Inc.(a)                          30,717
  1,800   Wabash National Corp.                                          27,648
  3,700   Werner Enterprises, Inc.                                       74,999
  2,629   YRC Worldwide, Inc.(a)                                        110,707
                                                                    -----------
                                                                      3,141,902
                                                                    -----------
          TOTAL COMMON STOCKS
          (Cost - $188,888,906) - 86.9%                             250,591,243
                                                                    -----------
          PREFERRED STOCKS

  TELEPHONE - 0.0%
     50   ATSI Communications, Inc. Series H(a)(g)                           12
                                                                    -----------
          TOTAL PREFERRED STOCKS
          (Cost - $200) - 0.0%                                               12
                                                                    -----------

               WARRANTS(i)

  TELEPHONE - 0.0%
    121   Optical Cable Corp. (expires 10/24/2007)                            -
                                                                    -----------
          TOTAL WARRANTS
          (Cost - $0) - 0.0%                                                  -
                                                                    -----------
          OTHER INTERESTS(d)

  ENERGY & UTILITIES - 0.0%
    600   PetroCorp Incorporated (Escrow Shares)                              -
                                                                    -----------
            TOTAL OTHER INTERESTS
            (Cost - $0) - 0.0%                                                -
                                                                    -----------

74

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

BENEFICIAL
INTEREST     INDUSTRY++/ISSUE                                             VALUE
-------------------------------------------------------------------------------
             SHORT-TERM SECURITIES

$42,840,552  Merrill Lynch Liquidity
                Series, LLC Cash Sweep
                Series I, 4.78%(b)(e)                              $ 42,840,552
 15,045,755  Merrill Lynch Liquidity
                Series, LLC Money Market
                Series, 5.22%(b)(c)(e)                               15,045,755
                                                                   ------------
             TOTAL SHORT-TERM SECURITIES
             (Cost - $57,886,307) - 20.1%                            57,886,307
                                                                   ------------
TOTAL INVESTMENTS
             (Cost - $246,775,413*) - 107.0%                        308,477,562
                                                                   ------------
             LIABILITIES IN EXCESS OF OTHER ASSETS - (7.0%)         (20,139,516)
                                                                   ------------
             NET ASSETS - 100.0%                                   $288,338,046
                                                                   ============
        * The cost and unrealized  appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                     $247,650,848
                                                                   ============
Gross unrealized appreciation                                      $ 74,907,954
Gross unrealized depreciation                                       (14,081,240)
                                                                   ============
Net unrealized appreciation                                        $ 60,826,714
                                                                   ============

(a) Non-income-producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, were as follows:

                                               NET                     INTEREST
AFFILIATE                                 ACTIVITY                       INCOME
-------------------------------------------------------------------------------
Merrill Lynch Liquidity
        Series, LLC Cash
        Sweep Series I                 $25,234,086                     $819,378
Merrill Lynch Liquidity
        Series, LLC Money
        Market Series                      218,621                       91,617

(c) Security was purchased with the cash proceeds from securities loans.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income-producing.
(e) Represents the current yield as of 6/30/2006.
(f) Security, or a portion of security, is on loan.
(g) Convertible security.
(h) Depositary receipts.
(i) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income-producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

Financial futures contracts purchased as of June 30, 2006, were as follows:

NUMBER OF                          EXPIRATION            FACE        UNREALIZED
CONTRACTS           ISSUE                DATE           VALUE      APPRECIATION
-------------------------------------------------------------------------------
       36         Russell
               2000 Index      September 2006     $12,726,803        $  440,197
       63          S&P
               MidCap 400
                    Index      September 2006      23,661,693           643,707
                                                                     ----------
TOTAL UNREALIZED APPRECIATION - NET                                  $1,083,904
                                                                     ==========

 ++ For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
PORTFOLIO INFORMATION AS OF JUNE 30, 2006 (UNAUDITED)

      INDUSTRY
REPRESENTATION                                                % OF NET ASSETS +
-------------------------------------------------------------------------------
Business Services                                                          9.8%
Miscellaneous Finance                                                      9.3
Drugs & Medicine                                                           8.4
Real Property                                                              5.7
Electronics                                                                5.0
Banks                                                                      4.4
Insurance                                                                  4.0
Energy & Raw Materials                                                     3.8
Producer Goods                                                             3.2
Domestic Oil                                                               3.1
Energy & Utilities                                                         3.0
Food & Agriculture                                                         2.6
Media                                                                      2.5
Travel & Recreation                                                        2.4
Retail                                                                     2.4
Telephone                                                                  2.0
Chemicals                                                                  1.8
Non-Durables                                                               1.6
Construction                                                               1.6
Business Machines                                                          1.2
Trucking & Freight                                                         1.1
Apparel                                                                    0.8
Non-Ferrous Metals                                                         0.8
Motor Vehicles                                                             0.8
Miscellaneous                                                              0.8
Aerospace                                                                  0.7
Air Transport                                                              0.6
Consumer Durables                                                          0.6
Railroads & Shipping                                                       0.5
Steel                                                                      0.5
International Oil                                                          0.4
Paper & Forest Products                                                    0.3
Containers                                                                 0.3
Gold                                                                       0.3
Tobacco                                                                    0.2
Soaps & Cosmetics                                                          0.1
Optical Photo & Equipment                                                  0.1
Tires & Rubber Goods                                                       0.1
Liquor                                                                     0.1
Other*                                                                    20.1

* Includes portfolio holdings in short-term investments.

+   Total may not equal 100%.

    For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

TOP 10 HOLDINGS                                                 % OF NET ASSETS
-------------------------------------------------------------------------------
Berkshire Hathaway, Inc. Class A                                           2.9%
Genentech, Inc.                                                            2.1
Kraft Foods, Inc.                                                          1.3
Las Vegas Sands Corp.                                                      0.7
Accenture Ltd. Class A                                                     0.6
The DIRECTV Group, Inc.                                                    0.5
Berkshire Hathaway, Inc. Class B                                           0.5
Chicago Mercantile Exchange Holdings, Inc.                                 0.4
Celgene Corp.                                                              0.4
EchoStar Communications Corp. Class A                                      0.3

SEE NOTES TO FINANCIAL STATEMENTS.

76

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES
AS OF JUNE 30, 2006 (UNAUDITED)

ASSETS
  Investments in unaffiliated securities, at value
     (including securities loaned of $14,796,589)
     (identified cost - $188,889,106)                              $250,591,255
  Investments in affiliated securities, at value
     (identified cost - $57,886,307)                                 57,886,307
  Cash on deposit for financial futures contracts                     1,957,500
  Cash                                                                  132,896
  Receivables:
     Securities sold                               $15,292,701
     Contributions                                     397,041
     Variation margin                                  344,728
     Dividends                                         248,407
     Securities lending                                 15,135       16,298,012
                                                   -----------
  Prepaid expenses and other assets                                      22,352
                                                                   ------------
  Total assets                                                      326,888,322
                                                                   ------------
LIABILITIES
  Collateral on securities loaned, at value                          15,045,755
  Payables:
     Securities purchased                           23,283,883
     Withdrawals                                       210,694
     Other affiliates                                    7,794
     Investment adviser                                  2,150       23,504,521
                                                   -----------     ------------
Total liabilities                                                    38,550,276
                                                                   ------------
Net assets                                                         $288,338,046
                                                                   ============
NET ASSETS CONSIST OF:
       Investors' capital                                          $225,551,993
       Unrealized appreciation - net                                 62,786,053
                                                                   ------------
Net assets                                                         $288,338,046
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of $855 foreign
      withholding tax)                                              $ 1,275,060
   Interest from affiliates                                             819,378
   Securities lending - net                                              91,617
                                                                    -----------
Total income                                                          2,186,055
                                                                    -----------
EXPENSES
   Professional fees                                $    32,582
   Accounting services                                   20,853
   Investment advisory fees                              13,914
   Custodian fees                                        11,585
   Printing and shareholder reports                       5,288
   Trustees' fees and expenses                            2,109
   Other                                                  4,497
                                                    -----------
Total expenses                                                           90,828
                                                                    -----------
   Investment income - net                                            2,095,227
                                                                    -----------
REALIZED & UNREALIZED GAIN (LOSS) - NET
   Realized gain (loss) on:
    Investments - net                                11,218,239
    Futures contracts - net                          (1,581,390)      9,636,849
                                                    -----------
   Change in unrealized appreciation/ depreciation on:
    Investments - net                                   505,556
    Futures contracts - net                           1,272,425       1,777,981
                                                    -----------     -----------
Total realized and unrealized gain - net                             11,414,830
                                                                    -----------
Net increase in net assets resulting from operations                $13,510,057
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

78

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS


MASTER EXTENDED MARKET INDEX SERIES
FOR THE SIX MONTH ENDED JUNE 30, 2006 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2005

INCREASE (DECREASE) IN NET ASSETS:                         6/30/2006       12/31/2005
                                                        -----------------------------
OPERATIONS
  Investment income - net                               $  2,095,227     $  2,855,354
  Realized gain - net                                      9,636,849        9,649,115
  Change in unrealized appreciation/depreciation - net     1,777,981       10,728,501
                                                        -----------------------------
Net increase in net assets resulting from operations      13,510,057       23,232,970
                                                        -----------------------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                             66,016,518       81,418,423
  Fair value of withdrawals                              (44,143,212)     (69,688,115)
                                                        -----------------------------
Net increase in net assets derived from capital
  transactions                                            21,873,306       11,730,308
                                                        -----------------------------
NET ASSETS
  Total increase in net assets                            35,383,363       34,963,278
  Beginning of period                                    252,954,683      217,991,405
                                                        -----------------------------
  End of period                                         $288,338,046     $252,954,683
                                                        =============================

SEE NOTES TO FINANCIAL STATEMENTS.

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

The following ratios have been derived from information provided in the financial statements.

                                             FOR THE SIX
                                            MONTHS ENDED
                                              JUNE 30,          FOR THE YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------
                                                2006         2005        2004         2003       2002
                                            ---------------------------------------------------------
TOTAL INVESTMENT RETURN
Total investment return                         5.52%#      10.58%      18.43%       44.11%    (17.77%)

RATIOS TO AVERAGE NET ASSETS
Expenses, net of reimbursement                   .07%*        .07%        .09%         .12%       .08%
Expenses                                         .07%*        .07%        .09%         .13%       .15%
Investment income - net                         1.51%*       1.25%       1.08%        1.09%      1.11%

SUPPLEMENTAL DATA
Net assets, end of period (in thousands)    $288,338     $252,955    $217,991     $172,482    $93,763
Portfolio turnover                             17.69%       18.09%      22.90%       14.53%     28.14%

*  Annualized.
# Aggregate total investment return.

SEE NOTES TO FINANCIAL STATEMENTS.

80

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         Master Extended Market Index Series (the "Series"), a diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

            A. VALUATION OF INVESTMENTS - Equity securities that are held by the
               Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over- the-counter ("OTC") market, Nasdaq Small Cap, or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

               on a stock exchange are valued according to the broadest and most representative market.

               Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

               Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

               Generally, trading in foreign securities, as well as U.S. government securities, money market instruments, and certain fixed income securities is substantially completed each day at

82

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

               various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility, or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

            B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

               1. FINANCIAL FUTURES CONTRACTS - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

                  contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

               2. OPTIONS - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

                  Written and purchased options are non-income-producing investments.

            C. INCOME TAXES - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

84

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

            D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security
               transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

            E. SECURITIES LENDING - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series, and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time, and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

         FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable.

         The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of June 30, 2006, the Series lent securities with a value of $56,962 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities-lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of FAM. For the six months ended June 30, 2006, MLIM, LLC received $39,096 in securities-lending agent fees from the Series.

         For the six months ended June 30, 2006, the Series reimbursed FAM $2,600 for certain accounting services.

86

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         In addition, MLPF&S received $2,979 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2006.

         Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, ML & Co., MLIM, and/or MLIM, LLC.

         In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.

(3) INVESTMENTS
--------------------------------------------------------------------------------

         Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2006 were $48,151,377 and $42,913,866, respectively.

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

         The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2006. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2006.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

ACTIVITIES AND COMPOSITION OF THE BOARD OF TRUSTEES
--------------------------------------------------------------------------------

         All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Trust and as a trustee or director of certain other funds advised by the Investment Adviser or its affiliates. The Chairman is an independent trustee. New trustee nominees are chosen by a Nominating Committee comprised entirely of independent trustees. All independent trustees also are members of the Board's Audit Committee, and the independent trustees meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. Independent counsel to the independent trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent trustees' request.

INVESTMENT ADVISORY AGREEMENTS - MATTERS CONSIDERED BY THE BOARD
--------------------------------------------------------------------------------

         Every year, the Board considers approval of the Trust's investment advisory agreement on behalf of the Series (the "Investment Advisory Agreement"). The Board assesses the nature, scope, and quality of the services provided to the Series and the Trust by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services, and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Series and the Trust by certain unaffiliated service providers.

         At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided

88

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         by the Investment Adviser and its affiliates. Among the matters considered are:(a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Series and/or the Trust, such as transfer agency fees and fees for marketing and distribution;
         (b) Series/Trust operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Series' investment objective, policies and restrictions, and the Series'/Trust's compliance with its Code of Ethics and compliance policies and procedures; and (d)the nature, cost, and character of non-investment management services provided by the Investment Adviser and its affiliates.

         The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be of high quality. The Board also believes that the Investment Adviser is financially sound and well-managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

ANNUAL CONSIDERATION OF APPROVAL BY THE BOARDS
--------------------------------------------------------------------------------

         In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requests and receives materials specifically relating to the Investment Advisory Agreement. These materials include(a) information on the fees and expenses and the investment performance of the Series; (b) sales and redemption data for the Series; (c)a discussion by the Series' portfolio management team of investment strategies used by the Series during its most recent fiscal year; (d)information on the profitability to the Investment Adviser

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         and its affiliates of the Investment Advisory Agreement and other relationships with the Series and the Trust; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as collective investment trusts, under similar investment mandates. The Board noted that the Investment Adviser had informed the Board that no information compiled by Lipper Inc. ("Lipper") was provided in connection with the Series, because retail data provided by Lipper is not comparable to the Series, which is sold only in private placements. The Board also considers other matters it deems important to the approval process, such as payments made to the Investment Adviser or its affiliates relating to the distribution of Series shares, services related to the valuation and pricing of Series portfolio holdings, the Series' portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Series and the Trust. The Board did not identify any particular information as controlling, and each member of the Board attributed different weights to the various items considered.

CERTAIN SPECIFIC RENEWAL DATA
--------------------------------------------------------------------------------

         In connection with the most recent renewal of the Trust's Investment Advisory Agreement on behalf of the Series in June 2006, the independent trustees' and Board's review included the following:

         SERVICES PROVIDED BY THE INVESTMENT ADVISER. The Board reviewed the nature, extent, and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Series. The Board focused primarily on the Investment Adviser's investment advisory services and the Series' investment performance. The Board compared Series performance - both including and excluding the effects of the Series' fees and expenses - to the performance of a relevant index. While the Board reviews performance data at least quarterly, consistent with the

90

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. The Board concluded that the Series' performance was consistent with the Series' investment objective and its benchmark index. Considering these factors, the Board concluded that the nature and quality of the services provided and the Series' performance supported the continuation of the Investment Advisory Agreement.

         THE INVESTMENT ADVISER'S PERSONNEL AND INVESTMENT PROCESS. The Board reviews at least annually the Series' investment objectives and strategies. The Board discusses with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity investing group the strategies being used to achieve the stated objectives. Among other things, the Board considers the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory, and management personnel. The Board also reviews the Investment Adviser's compensation policies and practices with respect to the Series' portfolio managers. The Board also considered the experience of the Series' investment management team and noted that each of Ms. Debra Jelilian and Mr. Jeffery Russo, the Series' co-portfolio managers, have extensive experience in analyzing and managing the types of investments used by the Series. The Board concluded that the Series benefits from that expertise.

         MANAGEMENT FEES AND OTHER EXPENSES. The Board reviewed the Series' management fee rate and total expenses. The Board noted that the Series' fees reflect that the shares are available only to a limited number of institutional investors, including investment companies, common or commingled trust Series, and certain other "accredited investors," and that as such, the fees are lower than fees charged to retail mutual funds.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         The Board concluded that the Series' management fee rate and overall expense ratio are reasonable.

         PROFITABILITY. The Board considers the cost of the services provided to the Series by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Series and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Series and concluded that there was a reasonable basis for the allocation. The Board concluded that the profits of the Investment Adviser and its affiliates are reasonable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

         ECONOMIES OF SCALE. The Board noted that although the assets of the Trust and the Series have not increased sufficiently to provide economies of scale, the management fee rate reflects the economies of scale realized based on the institutional nature of the Trust's shareholder base. The Board determined that the management fee structure was reasonable and that no changes were currently necessary.

         CONCLUSION. After the independent trustees deliberated in executive session, the entire Board, including all of the independent trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fees were reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.

92

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

NEW BLACKROCK INVESTMENT ADVISORY AGREEMENT - MATTERS CONSIDERED BY THE BOARD
--------------------------------------------------------------------------------

         In connection with the Transaction between Merrill Lynch and BlackRock, the Trust's Board of Trustees considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Trust and BlackRock Advisors, Inc. ("BlackRock Advisors"). If the New Investment Advisory Agreement is approved by shareholders, it will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

         The Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent trustees, approved the New Investment Advisory Agreement on May 8, 2006.

         To assist the Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 2006 meeting. In addition, the independent trustees consulted with their counsel and counsel for the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the trustees' deliberations.

         At the Board meetings, the trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale, and BlackRock's general plans and intentions regarding the Series and the Trust. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         and responded to questions from the Board. The trustees also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent trustees of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreement.

         In connection with the Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the trustees about a variety of matters. The advice included the following, among other matters:

            o that there is not expected to be any diminution in the nature, quality, and extent of services provided to the Series and its shareholders by BlackRock Advisors, including compliance services;

            o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

            o that the Series should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

            O that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

94

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

            o in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

            o that Merrill Lynch and BlackRock would derive benefits from the
              Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Series shareholders.

         The trustees considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

            o the potential benefits to Series shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

            o reputation, financial strength, and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

            o the compliance policies and procedures of BlackRock Advisors;

            o the terms and conditions of the New Investment Advisory Agreement, including the fact that the schedule of the Series' total advisory fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

            o that in May and August 2005, the Board had performed a full annual review of the investment advisory agreement currently in effect for the Series (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources, and personnel necessary to provide the advisory and administrative

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

              services currently provided to the Series; and that the advisory and/or management fees paid by the Series, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"], and such other matters as the trustees have considered relevant in the exercise of their reasonable judgment; and

            o that Merrill Lynch agreed to pay all expenses of the Series in connection with the Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New Investment Advisory Agreement and as a result the Series would bear no costs in obtaining shareholder approval of the New Investment Advisory Agreement.

         Certain of these considerations are discussed in more detail below.

         In its review of the New Investment Advisory Agreement, the Board assessed the nature, scope, and quality of the services to be provided to the Series by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services, and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Series; (b) operating expenses of the Series paid to third parties; (c) the resources devoted to and compliance reports relating to the investment objective, policies, and restrictions of the Series, and its compliance with the Trust's Code of Ethics and

96

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost, and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

         In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, the Board had requested and received materials specifically relating to the Current Investment Advisory Agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Series as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the portfolio management team for the Series on investment strategies used by the Series during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Series and the Trust; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of portfolio holdings of the Series, allocation of brokerage fees, portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Series and the Trust.

         In their deliberations, the trustees considered information received in connection with their most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Investment Advisory Agreement. The trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees, including a majority of the independent trustees, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Series, and that the New Investment Advisory Agreement should be approved and recommended to Series shareholders.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         NATURE, QUALITY, AND EXTENT OF SERVICES PROVIDED. The Board reviewed the nature, extent, and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Series, as well as the nature, quality, and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Investment Adviser's investment advisory services and the investment performance of the Series, but also considered certain areas in which both the Investment Adviser and the Series receive services as part of the Merrill Lynch complex. The Board compared the performance of the Series - both including and excluding the effects of fees and expenses - to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

         In evaluating the nature, quality, and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, the expected impact of the Transaction on the operations, facilities, organization, and personnel of BlackRock Advisors and how it would affect the Series; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Series.

         The trustees were given information with respect to the potential benefits to the Series and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

         The trustees were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Trust will continue to be subject to restrictions concerning certain transactions involving

98

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The trustees were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

         Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Series under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. The trustees noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the trustees concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent, and quality of the services to be provided to the Series under the New Investment Advisory Agreement.

         COSTS OF SERVICES PROVIDED AND PROFITABILITY. It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses, and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. The Board reviewed the contractual management fee rate and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         actual management fee rate of the Series as a percentage of total assets at common asset levels - the actual rate includes advisory fees and the effects of any fee waivers - compared to the other funds in its Lipper category. They also compared the total expenses of the Series to those of other comparable funds. The information showed that the Series had fees and expenses within the range of fees and expenses of comparable funds. The Board concluded that the management fee and fee rate and overall expense ratio of the Series are reasonable compared to those of other comparable funds.

         In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rates of compensation, the trustees determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. The trustees noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Series.

         The trustees discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Series and the Trust. The trustees noted that they expect to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints of the Series would be appropriate.

         FEES AND ECONOMIES OF SCALE. The Board considered the extent to which economies of scale might be realized as the assets of the Series increase and whether there should be changes in the management fee rate or structure in order to enable the Series to participate in these

100

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         economies of scale. The Board determined that changes were not currently necessary and that the Series appropriately participated in these economies of scale.

         In reviewing the Transaction, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the trustees determined that as a result of the Transaction, the total advisory fees of the Series would be no higher than the fees under the Current Investment Advisory Agreement. The trustees noted that in conjunction with their most recent deliberations concerning the Current Investment Advisory Agreement, the trustees had determined that the total fees for advisory and administrative services for the Series were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses, and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. The trustees concluded that, because the rates for advisory for the Series would be no higher than its current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

         FALL-OUT BENEFITS. In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval or continuance of the Current Investment Advisory Agreement, and their discussions with management

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         of the Investment Adviser and BlackRock, the trustees determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and to obtain research services using the Series' portfolio transaction brokerage commissions. The trustees noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

         INVESTMENT PERFORMANCE. The trustees considered investment performance for the Series. The trustees compared the Series' performance - both including and excluding the effects of fees and expenses - to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Series performance at various levels within the range of performance of comparable funds over different time periods. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The trustees believed the performance of the Series was satisfactory. Also, the trustees took into account the investment performance of funds currently advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Series.

         CONCLUSION. After the independent trustees of the Trust deliberated in executive session, the entire Board, including the independent trustees, approved the New Investment Advisory Agreement on behalf of the Series, concluding that the advisory fee rate was reasonable in relation to the services provided and that the New Investment Advisory

102

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

CONTINGENT BLACKROCK SUBADVISORY AGREEMENT - MATTERS CONSIDERED BY THE BOARD
--------------------------------------------------------------------------------

         At the telephonic and in-person meetings held during April and May 2006 at which the Board discussed and approved the New Investment Advisory Agreement, the Board of Trustees, including the independent trustees, also discussed and approved a contingent subadvisory agreement (the "Contingent Subadvisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Subadviser"). The Contingent Subadvisory Agreement is intended to ensure that the Series operates with efficient portfolio management services until the closing of the Transaction, in the event that the Board deems it necessary and in the best interests of a series and its shareholders that the BlackRock Subadviser assist in managing the operations of the series during the interim period until the closing of the Transaction. If shareholders approve the Contingent Subadvisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Subadvisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to each Contingent Subadvisory Agreement, the BlackRock Subadviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Adviser. The Investment Adviser would pay the BlackRock Subadviser out of its own resources. There would be no increase in Series expenses as a result of the Contingent Subadvisory Agreement.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2006 (UNAUDITED)

         In making its approval at the May in-person meeting, the Board considered the Contingent Subadvisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above. The Board also considered in conjunction with the Contingent Subadvisory Agreement the necessity of ensuring that the Series operates with effective management services until the closing of the Transaction. In reviewing the subadvisory fee rate provided in the Contingent Subadvisory Agreement, the Board took note of the fact that both the Investment Adviser and the BlackRock Subadviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the operations and administration of the Series and the BlackRock Subadviser would provide advisory services to the Series under the Contingent Subadvisory Agreement. The Board also took into account the expected short duration of the term of any Contingent Subadvisory Agreement and the fact that total advisory fees paid by the Series would not increase as a result of the Contingent Subadvisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the BlackRock Subadviser to receive 50% of the advisory fee paid by the Series to the Investment Adviser.

         After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the Contingent Subadvisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Subadvisory Agreement was in the best interests of shareholders.

104

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    JP Morgan Chase Bank
                                3 Chase Metrotech
                                Brooklyn, New York 11245

            ACCOUNTING AGENT    State Street Bank and Trust Company
                                500 College Road East
                                Princeton, New Jersey 08540

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.
   enter keyword LESSMAIL.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37757-0806                                  (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.